    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 28, 2000

                                                              FILE NO. 33-9504
                                                              FILE NO. 811-4878
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE


                            SECURITIES ACT OF 1933             / /
                        POST-EFFECTIVE AMENDMENT NO. 32      /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940       / /
                               AMENDMENT NO. 34               /X/

                            ------------------------

                        SEI INSTITUTIONAL MANAGED TRUST

               (Exact Name of Registrant as Specified in Charter)

                               C/O CT CORPORATION
                                2 Oliver Street
                          Boston, Massachusetts 02109
              (Address of Principal Executive Offices) (Zip Code)
       Registrant's Telephone Number, including Area Code: (800) 342-5734

                               EDWARD D. LOUGHLIN
                          c/o SEI Investments Company
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                   COPIES TO:

Richard W. Grant, Esq.                John H. Grady, Jr., Esq.
Morgan Lewis & Bockius LLP            Morgan Lewis & Bockius LLP
1701 Market Street                    1701 Market Street
Philadelphia, Pennsylvania 19103      Philadelphia, Pennsylvania 19103

                            ------------------------

   Title of Securities Being Registered . . . . . . . . . . . . . . Units of
                              Beneficial Interest

    It is proposed that this filing become effective (check appropriate box)

   /X/     immediately upon filing pursuant to paragraph (b)
   / /     on [date] pursuant to paragraph (b)
   / /     60 days after filing pursuant to paragraph (a)(1)
   / /     on [date] pursuant to paragraph (a)(1)
   / /     75 days after filing pursuant to paragraph (a)(2)
   / /     on [date] pursuant to paragraph (a)(1)

         If appropriate check the following box:

           This post-effective Amendment designates a new effective
   / /     date for a previously filed post-effective Amendment.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

              SEI
              INSTITUTIONAL
              MANAGED
              TRUST


                                   PROSPECTUS


                                JANUARY 31, 2000

           ---------------------------------------------------------


                              LARGE CAP VALUE FUND
                             LARGE CAP GROWTH FUND
                           TAX-MANAGED LARGE CAP FUND
                              SMALL CAP VALUE FUND
                             SMALL CAP GROWTH FUND
                                  MID-CAP FUND
                           CAPITAL APPRECIATION FUND
                               EQUITY INCOME FUND
                                 BALANCED FUND
           ---------------------------------------------------------


                               INVESTMENT ADVISER
                     SEI INVESTMENTS MANAGEMENT CORPORATION

                            INVESTMENT SUB-ADVISERS
                        ALLIANCE CAPITAL MANAGEMENT L.P.
                      ARTISAN PARTNERS LIMITED PARTNERSHIP
                     BOSTON PARTNERS ASSET MANAGEMENT, L.P.
                       HIGHMARK CAPITAL MANAGEMENT, INC.
                           LSV ASSET MANAGEMENT, L.P.
                       MARTINGALE ASSET MANAGEMENT, L.P.
                         MAZAMA CAPITAL MANAGEMENT, LLC
                         MELLON EQUITY ASSOCIATES, LLP
                     NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
                       PROVIDENT INVESTMENT COUNSEL, INC.
                         RS INVESTMENT MANAGEMENT, L.P.
                        SANFORD C. BERNSTEIN & CO., INC.
                         SAWGRASS ASSET MANAGEMENT, LLC
         SECURITY CAPITAL GLOBAL CAPITAL MANAGEMENT GROUP INCORPORATED
                          STI CAPITAL MANAGEMENT, N.A.
                           TCW FUNDS MANAGEMENT INC.
                             WALL STREET ASSOCIATES

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY
                       OR ADEQUACY OF THIS PROSPECTUS.


           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    SEI
    Institutional
    Managed Trust
ABOUT THIS PROSPECTUS
------------------------------------------------------------------------

The SEI Institutional Managed Trust is a mutual fund family that offers a number of separate investment portfolios (Funds). The Funds have individual investment goals and strategies and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about Class A Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT THE FUNDS, PLEASE SEE:

     LARGE CAP VALUE FUND.................................................4
     LARGE CAP GROWTH FUND................................................6
     TAX-MANAGED LARGE CAP FUND...........................................8
     SMALL CAP VALUE FUND................................................10
     SMALL CAP GROWTH FUND...............................................12
     MID-CAP FUND........................................................14
     CAPITAL APPRECIATION FUND...........................................16
     EQUITY INCOME FUND..................................................18
     BALANCED FUND.......................................................20
     MORE INFORMATION ABOUT FUND INVESTMENTS.............................22
     INVESTMENT ADVISER AND SUB-ADVISERS.................................23
     PURCHASING, SELLING AND EXCHANGING FUND SHARES......................27
     DIVIDENDS AND DISTRIBUTIONS.........................................29
     TAXES...............................................................29
     FINANCIAL HIGHLIGHTS................................................30
     HOW TO OBTAIN MORE INFORMATION ABOUT SEI INSTITUTIONAL MANAGED
     TRUST.......................................................Back Cover

--------------------------------------------------------------------------------
GLOBAL ASSET ALLOCATION

Each Fund has its own distinct risk and reward characteristics, investment objectives, policies, and strategies. In addition to managing the Funds, SEI Investments Management Corporation (SIMC) constructs and maintains global asset allocation strategies for certain clients, and the Funds are designed in part to implement those strategies. The degree to which an investor's portfolio is invested in the particular market segments and/or asset classes represented by these Funds varies, as does the investment risk/return potential represented by each Fund. Some Funds may have extremely volatile returns. Because of the historical lack of correlation among various asset classes, an investment in a portfolio of Funds representing a range of asset classes as part of an asset allocation strategy may reduce the strategy's overall level of volatility. As a result, a global asset allocation strategy may reduce risk.

In managing the Funds, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of specialist managers, and continuous portfolio management. Asset allocation across appropriate asset classes (represented by some of the Funds) is the central theme of SIMC's investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that is diversified within each asset class. SIMC then oversees a network of specialist managers who invest the assets of these Funds in distinct segments of the market or class represented by each Fund. These specialist managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates specialist managers for these Funds to ensure that they do not deviate from their stated investment philosophy or process.

                                                                    PROSPECTUS 3

                                     RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC and one or more Sub-Advisers who manage the Funds' assets in a way that they believe will help the Funds achieve their goal. SIMC acts as "manager of managers" for the Funds, and attempts to ensure that the Sub-Adviser(s) comply with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Funds' Board. Still, investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy, and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job the Sub-Advisers do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets in which they trade. The estimated level of volatility for each Fund is set forth in the Fund Summaries that follow. The effect on a Fund's share price of a change in the value of a single security holding will depend on how widely the Fund's holdings are diversified.

4 PROSPECTUS

LARGE CAP VALUE FUND

FUND SUMMARY

INVESTMENT GOAL                    Long-term growth of capital and income
-----------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY             Medium to high
-----------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY      Utilizing multiple specialist sub-advisers that manage in a value style, the Fund invests in large cap income-producing
                                   U.S. common stocks

------------------------------------------------------------------------

INVESTMENT STRATEGY

The Large Cap Value Fund invests primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity. The Fund's portfolio is diversified as to issuers and industries.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that large capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole.

                                                                    PROSPECTUS 5

                                                            LARGE CAP VALUE FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for five years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1995 37.75%
1996 20.45%
1997 36.74%
1998 11.35%
1999 4.93%

      BEST QUARTER        WORST QUARTER
         16.58%             (13.61)%
       (12/31/98)           (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND COMMENCED OPERATIONS ON APRIL 20, 1987.

This table compares the Fund's average annual total returns for the periods ended December 31, 1999, to those of the Frank Russell 1000 Value Index.

                                                   SINCE
                                                 INCEPTION
CLASS A SHARES              1 YEAR    5 YEARS    (10/31/94)
-----------------------------------------------------------
LARGE CAP VALUE FUND        4.93%      21.53%       20.11%*
-----------------------------------------------------------
FRANK RUSSELL 1000 VALUE
  INDEX**                   7.34%      23.08%       21.55%***
-----------------------------------------------------------

* PRIOR TO OCTOBER 31, 1994, THE FUND WAS ADVISED BY A DIFFERENT INVESTMENT ADVISER AND PERFORMANCE FOR THAT PERIOD IS NOT SHOWN.
** AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE FRANK RUSSELL 1000 VALUE INDEX IS A WIDELY-RECOGNIZED, CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATION) INDEX OF THE 1000 LARGEST U.S. COMPANIES WITH LOWER GROWTH RATES AND PRICE-TO-BOOK RATIOS.
*** THE INCEPTION DATE FOR THE INDEX IS OCTOBER 31, 1994.

--------------------------------------------------------------------------------
------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)       CLASS A SHARES
Investment Advisory Fees                       0.35%
Distribution (12b-1) Fees                       None
Other Expenses                                 0.50%
                                               -----
Total Annual Fund Operating Expenses           0.85%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                   1 YEAR    3 YEARS    5 YEARS    10 YEARS
Large Cap Value Fund -- Class A Shares              $87        $271       $471      $1,049

6 PROSPECTUS

LARGE CAP GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL                    Capital appreciation
-----------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY             Medium to high
-----------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY      Utilizing multiple specialist sub-advisers that manage in a growth style, the Fund invests in large cap U.S. common
                                   stocks

------------------------------------------------------------------------

INVESTMENT STRATEGY

The Large Cap Growth Fund invests primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. The Fund's portfolio is diversified as to issuers and industries.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that large capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole.

                                                                    PROSPECTUS 7

                                                           LARGE CAP GROWTH FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for five years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1995 35.50%
1996 22.70%
1997 34.76%
1998 38.80%
1999 34.20%

      BEST QUARTER        WORST QUARTER
         29.31%             (11.56)%
       (12/31/98)           (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

This table compares the Fund's average annual total returns for the periods ended December 31, 1999, to those of the Frank Russell 1000 Growth Index.

                                                 SINCE
                                               INCEPTION
CLASS A SHARES            1 YEAR    5 YEARS    (12/20/94)
---------------------------------------------------------
LARGE CAP GROWTH FUND     34.20%     33.07%       33.01%
---------------------------------------------------------
FRANK RUSSELL 1000
  GROWTH INDEX*           33.16%     32.41%       32.41%**
---------------------------------------------------------

* AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE FRANK RUSSELL 1000 GROWTH INDEX IS A WIDELY-RECOGNIZED, CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATION) INDEX OF THE 1000 LARGEST U.S. COMPANIES WITH HIGHER GROWTH RATES AND PRICE-TO-BOOK RATIOS.
** THE INCEPTION DATE FOR THE INDEX IS DECEMBER 31, 1994.

--------------------------------------------------------------------------------
------------------------------------------------------------------------
FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)       CLASS A SHARES
Investment Advisory Fees                        0.40%
Distribution (12b-1) Fees                        None
Other Expenses                                  0.50%
                                               ------
Total Annual Fund Operating Expenses            0.90%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER IS VOLUNTARILY WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS FOLLOWS:

                    LARGE CAP GROWTH FUND -- CLASS A SHARES   0.85%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                   1 YEAR    3 YEARS    5 YEARS    10 YEARS
Large Cap Growth Fund -- Class A Shares             $92        $287       $498      $1,108

8 PROSPECTUS

TAX-MANAGED LARGE CAP FUND

FUND SUMMARY

INVESTMENT GOAL                    High long-term after-tax returns
-----------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY             Medium to high
-----------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY      Utilizing multiple sub-advisers, the Fund seeks long-term
                                   capital appreciation while minimizing the current tax impact on shareholders by buying and holding large cap U.S. common stocks with lower dividend yields.

------------------------------------------------------------------------

INVESTMENT STRATEGY

The Tax-Managed Large Cap Fund invests primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion with the expectation of holding these securities for a period of ten years or more. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Generally, the Sub-Advisers attempt to minimize taxes by using a "buy and hold" strategy, but they will also utilize such techniques as investing in companies that pay relatively low dividends; selling stocks with the highest tax cost first; and offsetting losses against gains where possible. To protect against loss of value during periods of market decline, the Sub-Advisers may use a variety of hedging techniques, such as buying put options, selling index futures, short selling "against the box" and entering into equity swaps.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. However, efforts to protect against market declines may not succeed because hedging activities also involve risk. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that large capitalization stocks may underperform other segments of the equity market or the equity markets as a whole.

The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

                                                                    PROSPECTUS 9

                                                      TAX-MANAGED LARGE CAP FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows the performance of the Fund's Class A Shares for one year.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1999 18.48%

      BEST QUARTER        WORST QUARTER
         11.34%              (7.95)%
       (12/31/99)           (9/30/99)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

This table compares the Fund's average annual total returns for the periods ended December 31, 1999, to those of the Frank Russell 1000 Index.

                                              SINCE
                                            INCEPTION
CLASS A SHARES                    1 YEAR    (3/4/98)
-----------------------------------------------------
TAX-MANAGED LARGE CAP FUND        18.48%      21.19%
-----------------------------------------------------
FRANK RUSSELL 1000 INDEX*         20.91%      18.95%**
-----------------------------------------------------

* AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE FRANK RUSSELL 1000 INDEX IS A WIDELY-RECOGNIZED, CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATIONS) INDEX OF THE 1,000 LARGEST U.S. COMPANIES.
** THE INCEPTION DATE FOR THE INDEX IS MARCH 31, 1998.

--------------------------------------------------------------------------------
------------------------------------------------------------------------
FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)       CLASS A SHARES
Investment Advisory Fees                        0.40%
Distribution (12b-1) Fees                        None
Other Expenses                                  0.50%
                                               ------
Total Annual Fund Operating Expenses            0.90%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS
FOLLOWS:

TAX-MANAGED LARGE CAP FUND -- CLASS A SHARES       0.85%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER OR SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                   1 YEAR    3 YEARS    5 YEARS    10 YEARS
Tax-Managed Large Cap Fund -- Class A Shares        $92        $287       $498      $1,108

10 PROSPECTUS

SMALL CAP VALUE FUND

FUND SUMMARY

INVESTMENT GOAL                    Capital appreciation
-----------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY             High
-----------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY      Utilizing multiple sub-advisers that manage in a value
                                   style, the Fund invests in common stocks of smaller U.S.
                                   companies

------------------------------------------------------------------------

INVESTMENT STRATEGY

The Small Cap Value Fund invests primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity. The Fund's portfolio is diversified as to issuers and industries.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

                                                                   PROSPECTUS 11

                                                            SMALL CAP VALUE FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for five years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1995 18.21%
1996 22.13%
1997 35.11%
1998 -2.84%
1999 -6.99%

      BEST QUARTER        WORST QUARTER
         16.33%             (19.78)%
        (6/30/97)           (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

This table compares the Fund's average annual total returns for the periods ended December 31, 1999, to those of the Frank Russell 2000 Value Index.

                                                    SINCE
                                                  INCEPTION
CLASS A SHARES            1 YEAR       5 YEARS    (12/20/94)
------------------------------------------------------------
SMALL CAP VALUE FUND       (6.99)%      12.00%       12.54%
------------------------------------------------------------
FRANK RUSSELL 2000
  VALUE INDEX*             (1.49)%      13.13%       13.13%**
------------------------------------------------------------

* AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE FRANK RUSSELL 2000 VALUE INDEX IS A WIDELY-RECOGNIZED, CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATION) INDEX OF THE 2000 LARGEST U.S. COMPANIES WITH LOWER GROWTH RATES AND PRICE-TO-BOOK RATIOS.
** THE INCEPTION DATE FOR THE INDEX IS DECEMBER 31, 1994.

--------------------------------------------------------------------------------
------------------------------------------------------------------------
FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)       CLASS A SHARES
Investment Advisory Fees                       0.65%
Distribution (12b-1) Fees                       None
Other Expenses                                 0.45%
                                               -----
Total Annual Fund Operating Expenses           1.10%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                   1 YEAR    3 YEARS    5 YEARS    10 YEARS
Small Cap Value Fund -- Class A Shares              $112       $350       $606      $1,340

12 PROSPECTUS

SMALL CAP GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL                    Long-term capital appreciation
-----------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY             High
-----------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY      Utilizing multiple sub-advisers that manage in a growth
                                   style, the Fund invests in common stocks of smaller U.S.
                                   companies

------------------------------------------------------------------------

INVESTMENT STRATEGY

The Small Cap Growth Fund invests primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. The Fund is diversified as to issuers and industries.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

                                                                   PROSPECTUS 13

                                                           SMALL CAP GROWTH FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for seven years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1993 13.32%
1994 1.74%
1995 39.93%
1996 19.14%
1997 8.38%
1998 5.59%
1999 75.22%

      BEST QUARTER        WORST QUARTER
         45.02%             (24.08)%
       (12/31/99)           (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

This table compares the Fund's average annual total returns for the periods ended December 31, 1999, to those of the Frank Russell 2000 Growth Index.

                                                   SINCE
                                                 INCEPTION
CLASS A SHARES            1 YEAR     5 YEARS     (4/20/92)
----------------------------------------------------------
SMALL CAP GROWTH FUND     75.22%      27.30%       23.61%
----------------------------------------------------------
FRANK RUSSELL 2000
  GROWTH INDEX*           43.10%      18.99%       15.09%**
----------------------------------------------------------

* AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE FRANK RUSSELL 2000 GROWTH INDEX IS A WIDELY RECOGNIZED, CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATIONS) INDEX OF THE 2000 SMALLEST U.S. COMPANIES OUT OF THE 3000 LARGEST U.S. COMPANIES WITH HIGHER GROWTH RATES AND PRICE-TO-BOOK RATIOS.
** THE INCEPTION DATE FOR THE INDEX IS APRIL 30, 1992.

--------------------------------------------------------------------------------
------------------------------------------------------------------------
FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)       CLASS A SHARES
Investment Advisory Fees                       0.65%
Distribution (12b-1) Fees                       None
Other Expenses                                 0.45%
                                               -----
Total Annual Fund Operating Expenses           1.10%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                   1 YEAR    3 YEARS    5 YEARS    10 YEARS
Small Cap Growth Fund -- Class A Shares             $112       $350       $606      $1,340

14 PROSPECTUS

MID-CAP FUND

FUND SUMMARY

INVESTMENT GOAL                    Long-term capital appreciation
-----------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY             High
-----------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY      Utilizing a sub-adviser that manages in a core style, the
                                   Fund invests in mid-cap U.S. common stocks

------------------------------------------------------------------------

INVESTMENT STRATEGY

The Mid-Cap Fund invests primarily in common stocks of U.S. companies with market capitalizations of between $500 million and $5 billion. The Fund utilizes a specialist Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Adviser, in managing the Fund's assets, selects stocks of companies that have low price-earnings and price-book ratios, but that also have high sustainable growth levels and the probability of high positive earnings revisions. The Fund is diversified as to issuers and industries.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that mid-cap common stocks may underperform other segments of the equity market or the equity markets as a whole.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. Therefore, mid-cap stocks may be more volatile than those of larger companies.

                                                                   PROSPECTUS 15

                                                                    MID-CAP FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for six years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1994 -10.79%
1995 23.04%
1996 26.66%
1997 31.88%
1998 3.30%
1999 8.95%

      BEST QUARTER        WORST QUARTER
         21.81%             (22.08)%
       (12/31/98)           (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

This table compares the Fund's average annual total returns for the periods ended December 31, 1999, to those of the Frank Russell Mid-Cap Index.

                                                  SINCE
                                                INCEPTION
CLASS A SHARES            1 YEAR     5 YEARS    (2/16/93)
---------------------------------------------------------
MID-CAP FUND               8.95%      18.26%      14.16%
---------------------------------------------------------
FRANK RUSSELL MID-
  CAP INDEX*              18.23%      21.86%      17.12%**
---------------------------------------------------------

* AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE FRANK RUSSELL MIDCAP INDEX IS A WIDELY-RECOGNIZED, CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATION) INDEX OF THE 800 SMALLEST U.S. COMPANIES OUT OF THE 1000 LARGEST U.S. COMPANIES.
** THE INCEPTION DATE FOR THE INDEX IS FEBRUARY 28, 1993.

--------------------------------------------------------------------------------
------------------------------------------------------------------------
FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)       CLASS A SHARES
Investment Advisory Fees                        0.40%
Distribution (12b-1) Fees                        None
Other Expenses                                  0.60%
                                               ------
Total Annual Fund Operating Expenses            1.00%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                   1 YEAR    3 YEARS    5 YEARS    10 YEARS
Mid-Cap Fund -- Class A Shares                      $102       $318       $552      $1,225

16 PROSPECTUS

CAPITAL APPRECIATION FUND

FUND SUMMARY

INVESTMENT GOAL                    Capital appreciation
-----------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY             Medium to high
-----------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY      Utilizing a sub-adviser experienced in selecting undervalued securities, the Fund invests in U.S. common stocks and
                                   convertible securities

------------------------------------------------------------------------

INVESTMENT STRATEGY

The Capital Appreciation Fund invests primarily in U.S. common stocks and convertible securities issued by U.S. companies of various market capitalizations. The Fund utilizes a specialist Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. In selecting investments for the Fund, the Sub-Adviser chooses stocks and convertible securities of companies it sees as undervalued based on their background, industry position, historical returns, and management. The Sub-Adviser will rotate the Fund's holdings between various market sectors based on its view of economic factors and the overall business cycle.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition, the Fund is subject to the risk that U.S. value stocks may underperform other segments of the equity markets or the equity markets as a whole.

The convertible securities the Fund owns have characteristics of both fixed income and equity securities. The value of these convertible securities tends to move with the market value of the underlying stock, but may also be affected by interest rates, credit quality of the issuers and any call provisions.

The smaller capitalization companies the Fund invested in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

                                                                   PROSPECTUS 17

                                                       CAPITAL APPRECIATION FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990 0.01%
1991 35.11%
1992 7.74%
1993 9.20%
1994 -7.53%
1995 30.78%
1996 20.93%
1997 31.69%
1998 28.72%
1999 10.13%

      BEST QUARTER        WORST QUARTER
         23.57%             (13.16)%
       (12/31/98)           (9/30/90)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

This table compares the Fund's average annual total returns for the periods ended December 31, 1999, to those of the S&P 500 Composite Index.

                                                          SINCE
                                                        INCEPTION
CLASS A SHARES          1 YEAR    5 YEARS    10 YEARS   (3/1/88)
-----------------------------------------------------------------
CAPITAL APPRECIATION
  FUND                  10.13%     24.17%     15.81%      16.68%
-----------------------------------------------------------------
S&P 500 COMPOSITE
  INDEX*                21.04%     28.55%     18.20%      19.01%**
-----------------------------------------------------------------

* AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE S&P 500 COMPOSITE INDEX IS A WIDELY RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF 500 STOCKS DESIGNED TO MIMIC THE OVERALL EQUITY MARKET'S INDUSTRY WEIGHTINGS.
** THE INCEPTION DATE FOR THE INDEX IS MARCH 31, 1988.

--------------------------------------------------------------------------------
------------------------------------------------------------------------
FUND FEES AND EXPENSES
THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)       CLASS A SHARES
Investment Advisory Fees                        0.40%
Distribution (12b-1) Fees                        None
Other Expenses                                  0.51%
                                               ------
Total Annual Fund Operating Expenses            0.91%*

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser is voluntarily waiving a portion of the fees in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

CAPITAL APPRECIATION FUND -- CLASS A SHARES        0.84%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                   1 YEAR    3 YEARS    5 YEARS    10 YEARS
Capital Appreciation Fund -- Class A Shares         $93        $290       $504      $1,120

18 PROSPECTUS

EQUITY INCOME FUND

FUND SUMMARY

INVESTMENT GOAL                    Current income and moderate capital appreciation
-----------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY             Medium
-----------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY      Utilizing a sub-adviser experienced in selecting stocks with above-average dividend yields, the Fund invests in
                                   dividend-paying U.S. common stocks

------------------------------------------------------------------------

INVESTMENT STRATEGY

The Equity Income Fund invests primarily in common stocks of U.S. companies that historically have paid dividends and that have a current dividend yield that is higher than the stocks in the Standard & Poor's 500 Index. The Fund utilizes a specialist Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. In managing the assets of the fund, the Sub-Adviser selects stocks that meet its dividend and yield criteria. The Fund is diversified as to issuers and industries.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that dividend-paying U.S. stocks may underperform other segments of the equity market or the equity markets as a whole.

                                                                   PROSPECTUS 19

                                                              EQUITY INCOME FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990 -8.94%
1991 30.63%
1992 10.02%
1993 13.16%
1994 -0.23%
1995 36.07%
1996 16.61%
1997 27.96%
1998 16.12%
1999 2.52%

      BEST QUARTER        WORST QUARTER
         17.43%             (15.00)%
       (12/31/98)           (9/30/90)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

This table compares the Fund's average annual total returns for the periods ended December 31, 1999, to those of the Frank Russell 1000 Value Index.

                                                          SINCE
                                                        INCEPTION
CLASS A SHARES          1 YEAR    5 YEARS    10 YEARS   (6/2/88)
-----------------------------------------------------------------
EQUITY INCOME FUND      2.52%      19.30%     13.57%      14.47%
-----------------------------------------------------------------
FRANK RUSSELL 1000
  VALUE INDEX*          7.34%      23.08%     15.62%      16.04%**
-----------------------------------------------------------------

* AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE FRANK RUSSELL 1000 VALUE INDEX IS A WIDELY-RECOGNIZED, CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATION) INDEX OF THE 1000 LARGEST U.S. COMPANIES WITH LOWER GROWTH RATES AND PRICE-TO-BOOK RATIOS.
** THE INCEPTION DATE FOR THE INDEX IS JUNE 30, 1988.

--------------------------------------------------------------------------------
------------------------------------------------------------------------
FUND FEES AND EXPENSES
THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)       CLASS A SHARES
Investment Advisory Fees                        0.40%
Distribution (12b-1) Fees                        None
Other Expenses                                  0.51%
                                               ------
Total Annual Fund Operating Expenses            0.91%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER IS VOLUNTARILY WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS FOLLOWS:

EQUITY INCOME FUND -- CLASS A SHARES                          0.85%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                   1 YEAR    3 YEARS    5 YEARS    10 YEARS
Equity Income Fund -- Class A Shares                $93        $290       $504      $1,120

20 PROSPECTUS

BALANCED FUND

FUND SUMMARY

INVESTMENT GOAL                    Total return with preservation of capital
-----------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY             Medium
-----------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY      Utilizing an experienced sub-adviser, the Fund balances its investment between U.S. common stocks and fixed income
                                   securities

------------------------------------------------------------------------

INVESTMENT STRATEGY

The Balanced Fund invests primarily in a balanced portfolio of common stocks and intermediate maturity investment grade fixed income securities, including government and corporate securities. The Fund utilizes a specialist Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. In selecting investments for the Fund, the Sub-Adviser seeks total return in all market environments by purchasing a combination of common stocks that produce income and fixed income securities, and will attempt to minimize price declines during equity market downturns by reallocating assets to fixed income securities of varying maturities. Under normal market conditions, the Fund's fixed income securities will have an average maturity of approximately three to seven years.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. In fact, since the Fund will always have a portion of its assets in fixed income securities, it may not perform as well during periods of stock market appreciation as funds that invest only in stocks.

                                                                   PROSPECTUS 21

                                                                   BALANCED FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for nine years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1991 15.85%
1992 13.34%
1993 7.91%
1994 -6.59%
1995 24.34%
1996 13.49%
1997 20.98%
1998 19.52%
1999 5.15%

      BEST QUARTER        WORST QUARTER
         11.81%              (6.07)%
       (12/31/98)           (9/30/99)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

This table compares the Fund's average annual total returns for the periods ended December 31, 1999, to those of the S&P 500 Composite Index and the Lehman Brothers Government/Corporate Bond Index.

                                                SINCE
                                              INCEPTION
CLASS A SHARES           1 YEAR    5 YEARS    (8/7/90)
-------------------------------------------------------
BALANCED FUND             5.15%     16.50%      12.07%
-------------------------------------------------------
S&P 500 COMPOSITE
  INDEX*                 21.04%     28.55%      20.49%**
-------------------------------------------------------
LEHMAN BROTHERS
  GOVERNMENT/
  CORPORATE BOND
  INDEX*                (2.15)%      7.60%       7.97%**
-------------------------------------------------------

* AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE S&P 500 COMPOSITE INDEX IS A WIDELY-RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF 500 STOCKS DESIGNED TO MIMIC THE OVERALL EQUITY MARKET'S INDUSTRY WEIGHTINGS. THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX IS A WIDELY-RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE BONDS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE BONDS) INDEX OF U.S. TREASURY SECURITIES, U.S. GOVERNMENT AGENCY OBLIGATIONS, CORPORATE DEBT BACKED BY THE U.S. GOVERNMENT, FIXED-RATE NONCONVERTIBLE CORPORATE DEBT SECURITIES, YANKEE BONDS, AND NONCONVERTIBLE DEBT SECURITIES ISSUED BY OR GUARANTEED BY FOREIGN GOVERNMENTS AND AGENCIES. ALL SECURITIES IN THE INDEX ARE RATED INVESTMENT GRADE
(BBB) OR HIGHER, WITH MATURITIES OF AT LEAST 1 YEAR.
** THE INCEPTION DATE FOR EACH INDEX IS AUGUST 31, 1990.

--------------------------------------------------------------------------------
------------------------------------------------------------------------
FUND FEES AND EXPENSES
THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)       CLASS A SHARES
Investment Advisory Fees                        0.40%
Distribution (12b-1) Fees                        None
Other Expenses                                  0.40%
                                               ------
Total Annual Fund Operating Expenses            0.80%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER IS VOLUNTARILY WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS FOLLOWS:

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISERS AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                   1 YEAR    3 YEARS    5 YEARS    10 YEARS
Balanced Fund -- Class A Shares                     $82        $255       $444       $990

22 PROSPECTUS

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest at least 65% of their assets in the types of securities described in this prospectus. However, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (SAI).

The investments and strategies described throughout this prospectus are those that the Sub-Advisers use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Funds' objectives. A Fund will do so only if the Adviser or Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.

                                                                   PROSPECTUS 23

                                             INVESTMENT ADVISER AND SUB-ADVISERS

SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) ACTS AS THE MANAGER OF MANAGERS OF THE FUNDS, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUNDS SINCE IT ALLOCATES EACH FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Funds' investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of Sub-Advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives (described below).

SIMC, an SEC-registered adviser, serves as the Adviser to the Funds. As of October 31, 1999, SIMC had approximately $53.4 billion in assets under management. For the fiscal year ended September 30, 1999, SIMC received investment advisory fees as follows:

Large Cap Value Fund                               0.35%
Large Cap Growth Fund                              0.35%
Tax-Managed Large Cap Fund                         0.35%
Small Cap Value Fund                               0.65%
Small Cap Growth Fund                              0.65%
Mid-Cap Fund                                       0.40%
Capital Appreciation Fund                          0.35%
Equity Income Fund                                 0.35%
Balanced Fund                                      0.35%


SUB-ADVISERS AND PORTFOLIO MANAGERS

LARGE CAP VALUE FUND:

LSV Asset Management, L.P.: Josef Lakonishok, Andrei Shleifer, and Robert Vishny of LSV Asset Management, L.P. ("LSV"), serve as portfolio managers of a portion of the assets of the Large Cap Value Fund. They are officers and partners of LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.20% of the average monthly market value of the assets of the Fund managed by LSV.

Mellon Equity Associates, LLP: William P. Rydell and Robert A. Wilk of Mellon Equity Associates, LLP ("Mellon Equity"), serve as portfolio managers of a portion of the assets of the Large Cap Value Fund. Mr. Rydell is the President and Chief Executive Officer of Mellon Equity, and has been managing individual and collective portfolios at Mellon Equity since 1982. Mr. Wilk is a Senior Vice President and Portfolio Manager of Mellon Equity, and has been involved with securities analysis, quantitative research, asset allocation, trading, and client services at Melon Equity since April 1990.

Sanford C. Bernstein & Co., Inc.: Lewis A. Sanders and Marilyn Goldstein Fedak of Sanford C. Bernstein & Co., Inc. ("Bernstein"), serve as portfolio managers of a portion of the assets of the Large Cap Value Fund. Mr. Sanders has been employed by Bernstein since 1969, and is currently Chairman of the Board, Chief Executive Officer, and a Director of Bernstein. Ms. Fedak, Chief Investment Officer - Large Capitalization Domestic Equities and a Director of Bernstein, has been employed by Bernstein since 1984.

24 PROSPECTUS

INVESTMENT ADVISER AND SUB-ADVISERS

LARGE CAP GROWTH FUND:

Alliance Capital Management L.P.: A committee of investment professionals at Alliance Capital Management L.P. manages a portion of the assets of the Large Cap Growth Fund.

Provident Investment Counsel, Inc.: George E. Handtmann III and Jeffrey J. Miller of Provident Investment Counsel, Inc. ("Provident"), serve as a portfolio managers of a portion of the assets of the Large Cap Growth Fund. Mr. Handtmann has been with Provident since 1982, and Mr. Miller has been with Provident since 1972.

TCW Funds Management Inc.: Glen E. Bickerstaff of TCW Funds Management Inc. ("TCW") serves as portfolio manager of a portion of the assets of the Large Cap Growth Fund. Mr. Bickerstaff is a Managing Director of TCW, and has over 19 years of investment experience dedicated to investing in large cap growth securities. Mr. Bickerstaff joined TCW in May 1998, after 10 years at Transamerica Investment Services, where he served as Vice President and Senior Portfolio Manager.

TAX-MANAGED LARGE CAP FUND:

Mellon Equity Associates, LLP: William P. Rydell and Robert A. Wilk of Mellon Equity Associates, LLP ("Mellon Equity"), serve as portfolio managers of a portion of the assets of the Tax-Managed Large Cap Fund. Mr. Rydell is the President and Chief Executive Officer of Mellon Equity, and has been managing individual and collective portfolios at Mellon Equity since 1982. Mr. Wilk is a Senior Vice President and Portfolio Manager of Mellon Equity, and has been involved with securities analysis, quantitative research, asset allocation, trading, and client services at Melon Equity since April 1990.

Sanford C. Bernstein & Co., Inc.: Lewis A. Sanders and Marilyn Goldstein Fedak of Sanford C. Bernstein & Co., Inc. ("Bernstein"), serve as portfolio managers of a portion of the assets of the Tax-Managed Large Cap Fund. Mr. Sanders has been employed by Bernstein since 1969, and is currently Chairman of the Board, Chief Executive Officer, and a Director of Bernstein. Ms. Fedak, Chief Investment Officer - Large Capitalization Domestic Equities and a Director of Bernstein, has been employed by Bernstein since 1984.

Alliance Capital Management L.P.: A committee of investment professionals at Alliance Capital Management L.P. manages a portion of the assets of the Tax-Managed Large Cap Fund.

SMALL CAP VALUE FUND:

Artisan Partners Limited Partnership: Scott Satterwhite of Artisan Partners Limited Partnership ("Artisan") serves as portfolio manager of a portion of the assets of the Small Cap Value Fund. Mr. Satterwhite, a managing director of Artisan, has been with Artisan since 1996. Prior to joining Artisan, Mr. Satterwhite was a portfolio manager at Wachovia Bank, N.A.

Boston Partners Asset Management, L.P.: Wayne J. Archambo, C.F.A., of Boston Partners Asset Management, L.P. ("BPAM"), serves as portfolio manager of a portion of the assets of the Small Cap Value Fund. He has been employed by BPAM since its organization, and has 15 years experience investing in equities. Prior to joining BPAM, Mr. Archambo was employed at The Boston Company Asset Management, Inc. ("TBCAM"), from 1989 through April 1995. He created TBCAM's small cap value product in 1992.

LSV Asset Management, L.P.: Josef Lakonishok, Andrei Shleifer, and Robert Vishny of LSV Asset Management, L.P. ("LSV"), serve as portfolio managers of a portion of the assets of the Small Cap Value Fund. They are officers and partners of LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.50% of the average monthly market value of the assets of the Fund managed by LSV.

Mellon Equity Associates, LLP: William P. Rydell and Robert A. Wilk of Mellon Equity Associates, LLP ("Mellon Equity"), serve as portfolio managers of a portion of the assets of the Small Cap Value Fund. Mr. Rydell is the President and Chief Executive

                                                                   PROSPECTUS 25

                                             INVESTMENT ADVISER AND SUB-ADVISERS

Officer of Mellon Equity, and has been managing individual and collective portfolios at Mellon Equity since 1982. Mr. Wilk is a Senior Vice President and Portfolio Manager of Mellon Equity, and has been involved with securities analysis, quantitative research, asset allocation, trading, and client services at Mellon Equity since April 1990.

Security Capital Global Capital Management Group Incorporated: Anthony R. Manno, Jr., Kenneth D. Statz, and Kevin W. Bedell comprise the Portfolio Management Committee of Security Capital Global Capital Management Group Incorporated ("Security Capital"). The Portfolio Management Committee is responsible for determining the portfolio composition for the Fund's assets allocated to Security Capital. The members of the Portfolio Management Committee have an average of 18 years of investment experience.

SMALL CAP GROWTH FUND

Mazama Capital Management, LLC: Ronald A. Sauer, a founder, President and Senior Portfolio Manager of Mazama Capital Management, LLC ("Mazama") and Stephen C. Brink, CFA, Vice President, Director of Research and Portfolio Manager at Mazama, serve as Portfolio Manager of the portion of the Fund's assets managed by Mazama. Prior to founding Mazama in October 1997, Mr. Sauer was President and Director of Research at Black & Company Asset Management. Mr. Sauer has over 19 years of investment experience. Prior to joining Mazama in 1997, Mr. Brink was Chief Investment Officer at US Trust's Pacific Northwest office. Mr. Brink has over 22 years of investment experience.

Nicholas-Applegate Capital Management: Arthur E. Nicholas and John Kane of Nicholas-Applegate Capital Management ("Nicholas-Applegate"), serve as portfolio managers of a portion of the assets of the Small Cap Growth Fund. Mr. Nicholas is the founder and Chief Investment Officer of the firm. Under the supervision of Mr. Nicholas, the U.S. Systematic team is responsible for the day to day management of a portion of the Small Cap Growth Fund's assets. Mr. Kane is the lead portfolio manager of the U.S. Systematic team. He has been a fund manager and investment team leader since June 1994. Prior to joining Nicholas-Applegate, he had 25 years of investment/economics experience with ARCO Investment Management Company and General Electric Company.

RS Investment Management, L.P.: Jim Callinan of RS Investment Management, L.P. (formerly, Robertson Stephens Investment Management, L.P.) ("RSIM"), serves as portfolio manager of a portion of the assets of the Small Cap Growth Fund. Mr. Callinan is a managing director of RSIM. He joined RSIM in June 1996 after nine years at Putnam Investments ("Putnam") in Boston, where he served as a portfolio manager of the Putnam OTC Emerging Growth Fund. Mr. Callinan also served as a specialty growth research analyst and portfolio manager of both the Putnam Emerging Information Science Trust Fund and the Putnam Emerging Health Sciences Trust Fund while at Putnam.

Sawgrass Asset Management, LLC: Dean McQuiddy of Sawgrass Asset Management, LLC ("Sawgrass"), serves as portfolio manager of a portion of the assets of the Small Cap Growth Fund. Mr. McQuiddy, a founding Principal of Sawgrass, has 12 years of investment experience. Prior to joining Sawgrass, he was a portfolio manager at Barnett Capital Advisors.

Wall Street Associates: William Jeffery III and Kenneth F. McCain of Wall Street Associates ("WSA") serve as portfolio managers of a portion of the assets of the Small Cap Growth Fund. Each is a controlling principal of WSA. They each have over 27 years of investment management experience. David Baratta, who joined WSA in 1999, also serves as a portfolio manager of a portion of the assets of the Small Cap Growth Fund. Prior to joining WSA, Mr. Baratta was a portfolio manager of Morgan Grenfell, Inc. for 5 years. He has over 19 years of investment experience.

MID-CAP FUND

Martingale Asset Management, L.P.: William Jacques of Martingale Asset Management, L.P. ("Martingale"), serves as portfolio manager for the Mid-Cap Fund. Mr. Jacques is an Executive Vice President and has been with Martingale since 1987.

26 PROSPECTUS

INVESTMENT ADVISER AND SUB-ADVISERS

CAPITAL APPRECIATION FUND

STI Capital Management, N.A.: Anthony Gray of STI Capital Management, N.A. ("STI"), serves as portfolio manager for the Capital Appreciation Fund. Mr. Gray is Chairman and Chief Investment Officer for STI. Prior to establishing STI as a separate entity within the SunTrust organization in 1989, Mr. Gray served as director of Equity Investments for the bank's trust assets.

EQUITY INCOME FUND

HighMark Capital Management, Inc.: A committee of investment professionals at HighMark Capital Management, Inc., provides investment advice to the Equity Income Fund.

BALANCED FUND

STI Capital Management, N.A.: Anthony Gray of STI Capital Management, N.A. ("STI"), serves as portfolio manager for the Balanced Fund. Mr. Gray is Chairman and Chief Investment Officer for STI. Prior to establishing STI as a separate entity within the SunTrust organization in 1989, Mr. Gray served as director of Equity Investments for the bank's trust assets.

                                                                   PROSPECTUS 27

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange shares of the Funds.

The Funds offer Class A Shares only to financial institutions for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Funds' Transfer Agent (or their authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. The Funds may reject any purchase order if they determine that accepting the order would not be in the best interests of the Funds or their shareholders.

When you purchase, sell, or exchange Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase, sale, and exchange requests to your financial institution at an earlier time for your transaction to become effective that day. This allows your financial institution time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption, and exchange requests for Fund shares. These requests are normally executed at the net asset value (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain of these broker-dealers or other financial intermediaries.

The price per share (the offering price) will be the NAV next determined after the Funds receive your purchase order. Each Fund's NAV is calculated once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV, generally the Funds (or an authorized agent) must receive your purchase order before 4:00 p.m. Eastern time.


HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, each Fund generally values its portfolio securities at their market price. If market prices are unavailable or the Funds think that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Some Funds hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these Funds' investments may change on days when you cannot purchase or sell Fund shares.

MINIMUM PURCHASES

To purchase shares for the first time, you must invest at least $100,000 in any Fund with minimum subsequent investments of $1,000. The Funds may accept investments of smaller amounts at their discretion.

28 PROSPECTUS

PURCHASING, SELLING AND EXCHANGING FUND SHARES

HOW TO SELL YOUR FUND SHARES

If you hold Class A Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge you a fee for its services. The sale price of each share will be the next NAV determined after the Funds (or authorized intermediary) receive your request.

RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale of shares on the Business Day following the day on which they receive your request, but it may take up to seven days. Your proceeds can be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although, it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale of your shares as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

HOW TO EXCHANGE YOUR SHARES

You may exchange Class A Shares of any Fund for Class A Shares of any other Fund on any Business Day by contacting the Funds directly by mail or telephone.You may also exchange shares through your financial institution or intermediary by telephone. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution transact with the Funds over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class A Shares.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

                                                                   PROSPECTUS 29

                                                     DIVIDENDS AND DISTRIBUTIONS

The Funds distribute their investment income quarterly as a dividend to shareholders. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE OF FUND SHARES IS A TAXABLE EVENT.

The Funds use a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

30 PROSPECTUS

FINANCIAL HIGHLIGHTS


The tables that follow present performance information about the Class A Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Funds' operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by PricewaterhouseCoopers, LLP independent public accountants. Their report, along with each Fund's financial statements, appears in the Funds' annual report that accompanies the SAI. You can obtain the Funds' annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI INSTITUTIONAL MANAGED TRUST
FOR THE PERIODS ENDED SEPTEMBER 30.
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD



                                                    NET
                                                  REALIZED
                                                    AND
                                                 UNREALIZED                DISTRIBUTIONS      NET
                        NET ASSET      NET         GAINS/     DIVIDENDS        FROM          ASSET
                         VALUE,     INVESTMENT    (LOSSES)     FROM NET      REALIZED       VALUE,                  NET ASSETS
                        BEGINNING     INCOME         ON       INVESTMENT      CAPITAL         END        TOTAL        END OF
                        OF PERIOD     (LOSS)     SECURITIES     INCOME         GAINS       OF PERIOD    RETURN     PERIOD (000)
                        ---------   ----------   ----------   ----------   -------------   ---------   ---------   ------------
----------------------
LARGE CAP VALUE FUND
-------------------
  CLASS A
    1999..............   $17.31       $ 0.24       $ 2.67       $(0.24)        $(1.01)      $18.97        17.13%    $2,452,540
    1998..............    19.37         0.25        (0.42)       (0.26)         (1.63)       17.31         (1.40)    1,410,903
    1997..............    14.78         0.28         5.77        (0.29)         (1.17)       19.37         44.12       866,826
    1996..............    13.00         0.32         2.01        (0.26)         (0.29)       14.78         18.33       515,011
    1995..............    10.71         0.33         2.44        (0.33)         (0.15)       13.00         26.83       331,692
------------------------
LARGE CAP GROWTH FUND
---------------------
  CLASS A
    1999..............   $21.01       $(0.05)      $ 7.92       $   --         $(0.30)      $28.58        37.74%    $2,626,807
    1998..............    20.40         0.03         1.62        (0.04)         (1.00)       21.01          8.35     1,379,199
    1997..............    15.03         0.03         6.33        (0.05)         (0.94)       20.40         44.35       800,479
    1996..............    12.75         0.07         2.51        (0.08)         (0.22)       15.03         20.59       482,079
    1995(1)...........    10.00         0.11         2.72        (0.08)            --        12.75         37.90       297,377
------------------------------
TAX-MANAGED LARGE CAP FUND
---------------------------
  CLASS A
    1999..............   $ 9.61       $ 0.08       $ 3.04       $(0.08)        $   --       $12.65        32.60%    $  710,136
    1998(2)...........    10.00         0.04        (0.42)       (0.01)            --         9.61         (3.82)      170,097
-----------------------
SMALL CAP VALUE FUND
--------------------
  CLASS A
    1999..............   $13.67       $ 0.05       $ 0.57       $(0.05)        $(0.18)      $14.06         4.47%    $  572,125
    1998..............    17.85         0.05        (2.22)       (0.04)         (1.97)       13.67        (13.68)      430,010
    1997..............    13.17         0.05         5.74        (0.05)         (1.06)       17.85         47.16       323,337
    1996..............    12.19         0.02         1.27        (0.01)         (0.30)       13.17         10.86       163,177
    1995(3)...........    10.00         0.03         2.19        (0.03)            --        12.19         29.38       102,975
------------------------
SMALL CAP GROWTH FUND
---------------------
  CLASS A
    1999..............   $13.68       $(0.12)      $ 7.62       $   --         $(0.06)      $21.12        55.00%    $  931,024
    1998..............    19.32        (0.08)       (4.92)          --          (0.64)       13.68        (26.53)      536,393
    1997..............    20.51         0.02         2.64           --          (3.85)       19.32         17.23       561,414
    1996..............    19.88        (0.08)        4.37           --          (3.66)       20.51         26.56       380,525
    1995..............    14.04        (0.14)        5.98           --             --        19.88         41.65       310,238

                                                                 RATIO OF
                                      RATIO OF                      NET
                                        NET        RATIO OF     INVESTMENT
                                     INVESTMENT    EXPENSES    INCOME (LOSS)
                         RATIO OF      INCOME     TO AVERAGE    TO AVERAGE
                         EXPENSES    (LOSS) TO    NET ASSETS    NET ASSETS     PORTFOLIO
                        TO AVERAGE    AVERAGE     (EXCLUDING    (EXCLUDING     TURNOVER
                        NET ASSETS   NET ASSETS    WAIVERS)      WAIVERS)        RATE
                        ----------   ----------   ----------   -------------   ---------
----------------------
LARGE CAP VALUE FUND
-------------------
  CLASS A
    1999..............     0.85%        1.26%        0.85%         1.26%          49%
    1998..............      0.85         1.42         0.85          1.42           79
    1997..............      0.85         1.74         0.85          1.74           67
    1996..............      0.83         2.31         0.83          2.31           75
    1995..............      0.76         2.92         0.82          2.86           99
----------------------
LARGE CAP GROWTH FUND
---------------------
  CLASS A
    1999..............     0.85%        (0.24)%      0.90%         (0.29)%        45%
    1998..............      0.85         0.11         0.90          0.06           80
    1997..............      0.85         0.22         0.90          0.17           73
    1996..............      0.82         0.50         0.87          0.45           90
    1995(1)...........      0.85         1.15         0.89          1.11           44
----------------------
TAX-MANAGED LARGE CAP
----------------------
  CLASS A
    1999..............     0.85%        0.71%        0.90%         0.66%          21%
    1998(2)...........      0.85         1.18         0.90          1.13           12
----------------------
SMALL CAP VALUE FUND
--------------------
  CLASS A
    1999..............     1.10%        0.38%        1.10%         0.38%         130%
    1998..............      1.10         0.34         1.10          0.34           77
    1997..............      1.11         0.37         1.11          0.37           98
    1996..............      1.11         0.15         1.11          0.15          121
    1995(3)...........      1.10         0.26         1.12          0.24           64
----------------------
SMALL CAP GROWTH FUND
---------------------
  CLASS A
    1999..............     1.10%        (0.72)%      1.10%         (0.72)%       141%
    1998..............      1.10        (0.56)        1.10         (0.56)         128
    1997..............      1.10        (0.60)        1.10         (0.60)         107
    1996..............      1.10        (0.63)        1.11         (0.64)         167
    1995..............      1.10        (0.60)        1.13         (0.63)         113

                                                                   PROSPECTUS 31

                                                            FINANCIAL HIGHLIGHTS

                                                    NET
                                                  REALIZED
                                                    AND
                                                 UNREALIZED                DISTRIBUTIONS      NET
                        NET ASSET      NET         GAINS/     DIVIDENDS        FROM          ASSET
                         VALUE,     INVESTMENT    (LOSSES)     FROM NET      REALIZED       VALUE,                  NET ASSETS
                        BEGINNING     INCOME         ON       INVESTMENT      CAPITAL         END        TOTAL        END OF
                        OF PERIOD     (LOSS)     SECURITIES     INCOME         GAINS       OF PERIOD    RETURN     PERIOD (000)
                        ---------   ----------   ----------   ----------   -------------   ---------   ---------   ------------
---------------
MID-CAP FUND
-------------
  CLASS A.............
    1999..............   $14.00       $ 0.07       $ 2.21       $(0.07)        $(1.02)      $15.19        16.53%    $   34,995
    1998..............    19.56         0.13        (2.67)       (0.15)         (2.87)       14.00        (15.41)       35,160
    1997..............    14.96         0.13         5.86        (0.14)         (1.25)       19.56         43.13        35,047
    1996..............    13.04         0.18         1.89        (0.15)            --        14.96         16.03        24,954
    1995..............    10.89         0.01         2.14           --             --        13.04         19.78        27,898
--------------------------
CAPITAL APPRECIATION FUND
-----------------------
  CLASS A
    1999..............   $14.01       $ 0.07       $ 2.92       $(0.09)        $(3.68)      $13.23        23.13%    $   84,597
    1998..............    18.20         0.16         0.92        (0.16)         (5.11)       14.01          7.08       118,741
    1997..............    18.14         0.21         4.65        (0.22)         (4.58)       18.20         34.02       164,238
    1996..............    16.70         0.20         3.18        (0.17)         (1.77)       18.14         22.14       236,581
    1995..............    15.18         0.22         2.42        (0.23)         (0.89)       16.70         19.03       310,693
---------------------
EQUITY INCOME FUND
------------------
  CLASS A
    1999..............   $14.61       $ 0.24       $ 1.87       $(0.24)        $(3.89)      $12.59        15.35%    $   80,835
    1998..............    18.02         0.41        (0.09)       (0.38)         (3.35)       14.61          1.51       116,576
    1997..............    16.40         0.39         4.33        (0.42)         (2.68)       18.02         33.46       173,766
    1996..............    16.07         0.49         2.20        (0.41)         (1.95)       16.40         18.17       202,823
    1995..............    14.06         0.55         2.48        (0.55)         (0.47)       16.07         23.00       250,609
----------------
BALANCED FUND
--------------
  CLASS A
    1999..............   $13.17       $ 0.31       $ 1.10       $(0.34)        $(1.75)      $12.49        11.22%    $   54,487
    1998..............    14.06         0.41         0.80        (0.40)         (1.70)       13.17          9.49        56,256
    1997..............    13.94         0.41         2.27        (0.42)         (2.14)       14.06         22.38        51,195
    1996..............    12.76         0.42         1.44        (0.34)         (0.34)       13.94         15.01        57,915
    1995..............    11.52         0.34         1.34        (0.34)         (0.10)       12.76         15.05        70,464

                                                                 RATIO OF
                                      RATIO OF                      NET
                                        NET        RATIO OF     INVESTMENT
                                     INVESTMENT    EXPENSES    INCOME (LOSS)
                         RATIO OF      INCOME     TO AVERAGE    TO AVERAGE
                         EXPENSES    (LOSS) TO    NET ASSETS    NET ASSETS     PORTFOLIO
                        TO AVERAGE    AVERAGE     (EXCLUDING    (EXCLUDING     TURNOVER
                        NET ASSETS   NET ASSETS    WAIVERS)      WAIVERS)        RATE
                        ----------   ----------   ----------   -------------   ---------
---------------
MID-CAP FUND
-------------
  CLASS A.............
    1999..............     1.00%        0.40%        1.00%         0.40%         139%
    1998..............      1.00         0.93         1.00          0.93          106
    1997..............      0.93         0.79         0.94          0.78           92
    1996..............      0.77         1.28         0.88          1.17          101
    1995..............      0.94         0.04         1.09         (0.11)         108
----------------------
CAPITAL APPRECIATION F
----------------------
  CLASS A
    1999..............     0.84%        0.47%        0.91%         0.41%         147%
    1998..............      0.84         1.03         0.89          0.98          238
    1997..............      0.84         1.20         0.89          1.15          178
    1996..............      0.84         1.20         0.86          1.18          153
    1995..............      0.84         1.39         0.89          1.34          107
---------------------
EQUITY INCOME FUND
------------------
  CLASS A
    1999..............     0.85%        1.66%        0.91%         1.60%          75%
    1998..............      0.85         1.85         0.90          1.80           66
    1997..............      0.85         2.38         0.90          2.33           40
    1996..............      0.83         3.00         0.86          2.97           43
    1995..............      0.82         3.72         0.88          3.66           47
----------------
BALANCED FUND
--------------
  CLASS A
    1999..............     0.75%        2.39%         0.80%         2.39%         188%
    1998..............      0.75         2.90         0.80          2.85          183
    1997..............      0.75         3.15         0.81          3.09          197
    1996..............      0.75         2.98         0.84          2.89          143
    1995..............      0.75         2.92         0.90          2.77          159


 (1) Large Cap Growth shares were offered beginning December 20, 1994. All ratios including total return for that period have been annualized.
 (2) Tax Managed Large Cap Class A shares were offered beginning March 4, 1998. All ratios have been annualized.


 (3) Small Cap Value shares were offered beginning December 20, 1994. All ratios including total return for that period have been annualized.


 * Sales load is not reflected in total return.
 Amounts designated as "--" are zero or have been rounded to zero.

SEI Institutional
      Managed Trust

INVESTMENT ADVISER

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
------------------------------------------------

The SAI dated January, 31, 2000, contains more detailed information about the SEI Institutional Managed Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS
------------------------------------------------

These reports list the Funds' holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:
------------------------------------------------

BY TELEPHONE: CALL 1-800-DIAL-SEI

BY MAIL: WRITE TO US
One Freedom Valley Drive
Oaks, PA 19456

BY INTERNET: www.seic.com

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Institutional Managed Trust, from the EDGAR Database on the SEC's website
("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.


The Trust's Investment Company Act registration number is 811-4878.

              SEI
              INSTITUTIONAL
              MANAGED
              TRUST

                                   PROSPECTUS
                                JANUARY 31, 2000


                               FIXED INCOME FUNDS

           ---------------------------------------------------------

                             CORE FIXED INCOME FUND
                              HIGH YIELD BOND FUND
           ---------------------------------------------------------

                               INVESTMENT ADVISER
                     SEI INVESTMENTS MANAGEMENT CORPORATION

                                  SUB-ADVISERS
                      BLACKROCK FINANCIAL MANAGEMENT, INC.
                  CREDIT SUISSE ASSET MANAGEMENT LLC/AMERICAS
             FIRSTAR INVESTMENT RESEARCH & MANAGEMENT COMPANY, LLC
              NOMURA CORPORATE RESEARCH AND ASSET MANAGEMENT INC.
                        WESTERN ASSET MANAGEMENT COMPANY

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY
                       OR ADEQUACY OF THIS PROSPECTUS.

           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    SEI
    Institutional
    Managed Trust
ABOUT THIS PROSPECTUS
------------------------------------------------------------------------

The SEI Institutional Managed Trust is a mutual fund family that offers a number of separate investment portfolios (Funds). The Funds have individual investment goals and strategies and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about the Class A Shares of the Core Fixed Income and High Yield Bond Funds that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT THE FUNDS, PLEASE SEE:

     CORE FIXED INCOME FUND...............................................2
     HIGH YIELD BOND FUND.................................................5
     MORE INFORMATION ABOUT FUND INVESTMENTS..............................7
     INVESTMENT ADVISER AND SUB-ADVISERS..................................8
     PURCHASING, SELLING AND EXCHANGING FUND SHARES.......................9
     DIVIDENDS AND DISTRIBUTIONS.........................................11
     TAXES...............................................................11
     FINANCIAL HIGHLIGHTS................................................12
     HOW TO OBTAIN MORE INFORMATION ABOUT SEI INSTITUTIONAL MANAGED
     TRUST.......................................................Back Cover

--------------------------------------------------------------------------------
GLOBAL ASSET ALLOCATION

Each Fund has its own distinct risk and reward characteristics, investment objectives, policies, and strategies. In addition to managing the Funds, SEI Investments Management Corporation (SIMC) constructs and maintains global asset allocation strategies for certain clients, and the Funds are designed in part to implement those strategies. The degree to which an investor's portfolio is invested in the particular market segments and/or asset classes represented by these Funds varies, as does the investment risk/return potential represented by each Fund. Some Funds, especially the High Yield Bond Fund, may have extremely volatile returns. Because of the historical lack of correlation among various asset classes, an investment in a portfolio of Funds representing a range of asset classes as part of an asset allocation strategy may reduce the strategy's overall level of volatility. As a result, a global asset allocation strategy may reduce risk.

In managing the Funds, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of specialist managers, and continuous portfolio management. Asset allocation across appropriate asset classes (represented by the Funds) is the central theme of SIMC's investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that is diversified within each asset class. SIMC then oversees a network of specialist managers who invest the assets of these Funds in distinct segments of the market or class represented by each Fund. These specialist managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates specialist managers for these Funds to ensure that they do not deviate from their stated investment philosophy or process.

                                                                    PROSPECTUS 1

                                     RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC and one or more Sub-Advisers who manage the Funds' assets in a way that they believe will help the Funds achieve their goal. SIMC acts as "manager of managers" for the Funds, and attempts to ensure that the Sub-Advisers comply with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Funds' Board. Still, investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy, and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job the Sub-Advisers do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets in which they trade. The estimated level of volatility for each Fund is set forth in the Fund Summaries that follow. The effect on a Fund's share price of a change in the value of a single security holding will depend on how widely the Fund's holdings are diversified.

2 PROSPECTUS

CORE FIXED INCOME FUND

FUND SUMMARY

INVESTMENT GOAL                    Current income and preservation of capital
-----------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY             Medium
-----------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY      Utilizing multiple specialist sub-advisers that have fixed income investment expertise, the Fund invests in investment grade U.S. fixed income securities

------------------------------------------------------------------------

INVESTMENT STRATEGY

The Core Fixed Income Fund invests primarily in investment grade U.S. corporate and government fixed income securities, including mortgage-backed securities. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings, and other factors in accordance with its particular discipline. While each Sub-Adviser chooses securities of different types and maturities, the Fund in the aggregate generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market (currently
4.9 years).

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

                                                                    PROSPECTUS 3

                                                          CORE FIXED INCOME FUND

The privately issued mortgage-backed securities that the Fund invests in are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury. However, the timely payment of principal and interest normally is supported, at least partially, by various credit enhancements by banks and other financial institutions. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity which provides credit enhancement could cause losses to the Fund and affect its share price.

The Fund is also subject to the risk that U.S. fixed income securities may underperform other segments of the fixed income market or the fixed income markets as a whole.

4 PROSPECTUS

CORE FIXED INCOME FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990 7.24%
1991 15.19%
1992 5.98%
1993 8.76%
1994 -4.89%
1995 20.04%
1996 3.69%
1997 9.51%
1998 8.53%
1999 -1.79%

      BEST QUARTER        WORST QUARTER
          6.78%              -3.98%
        (6/30/95)           (3/31/94)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

This table compares the Fund's average annual total returns for the periods ended December 31, 1999, to those of the Lehman Brothers Aggregate Bond Index.

                                                             SINCE
                                                           INCEPTION
                        1 YEAR       5 YEARS    10 YEARS   (5/4/87)
--------------------------------------------------------------------
CORE FIXED INCOME
  FUND                   -1.79%       7.76%      7.00%        7.33%
--------------------------------------------------------------------
LEHMAN BROTHERS
  AGGREGATE BOND
  INDEX*                 -0.83%       7.73%      7.70%        8.23%**
--------------------------------------------------------------------

* AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS MARKET PERFORMANCE WOULD BE LOWER. THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS A WIDELY-RECOGNIZED, MARKET-WEIGHTED (HIGHER MARKET VALUE BONDS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE BONDS) INDEX OF U.S. GOVERNMENT OBLIGATIONS, CORPORATE DEBT SECURITIES AND AAA RATED MORTGAGE-BACKED SECURITIES. ALL SECURITIES IN THE INDEX ARE RATED INVESTMENT GRADE (BBB) OR HIGHER, WITH MATURITIES OF AT LEAST 1 YEAR.
** THE INCEPTION DATE FOR THE INDEX IS MAY 31, 1987.

--------------------------------------------------------------------------------
------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)
Investment Advisory Fees                   0.28%
Distribution (12b-1) Fees                   None
Other Expenses                             0.32%
                                           -----
Total Annual Fund Operating Expenses       0.60%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                   1 YEAR    3 YEARS    5 YEARS    10 YEARS
Core Fixed Income Fund -- Class A Shares             $61       $192       $335       $750

                                                                    PROSPECTUS 5

                                                            HIGH YIELD BOND FUND

FUND SUMMARY

INVESTMENT GOAL                    Total return
-----------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY             High
-----------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY      Utilizing multiple specialist sub-advisers that have high
                                   yield investment expertise, the Fund invests in high yield, high risk securities

------------------------------------------------------------------------

INVESTMENT STRATEGY

The High Yield Bond Fund invests primarily in fixed income securities rated below investment grade ("junk bonds"), including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. In managing the Fund's assets, the Sub-Advisers select securities that offer a high current yield as well as total return potential. The Fund's securities are diversified as to issuers and industries. The Fund's average weighted maturity may vary, and will generally not exceed ten years. There is no limit on the maturity or on the credit quality of any security.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve a greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

The Fund is also subject to the risk that high yield securities may underperform other segments of the fixed income market or the fixed income markets as a whole.

6 PROSPECTUS

HIGH YIELD BOND FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for four years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1996 15.06%
1997 14.54%
1998 1.40%
1999 3.61%

      BEST QUARTER        WORST QUARTER
          5.62%              -4.98%
        (9/30/97)           (9/30/98)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

This table compares the Fund's average annual total returns for the periods ended December 31, 1999, to those of the CS First Boston High Yield Index.

                                                SINCE
                                              INCEPTION
                                    1 YEAR    (1/11/95)
-------------------------------------------------------
HIGH YIELD BOND FUND                3.61%       10.09%
-------------------------------------------------------
CS FIRST BOSTON HIGH YIELD INDEX*   3.31%        9.01%**
-------------------------------------------------------

* AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OF SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS MARKET PERFORMANCE WOULD BE LOWER. THE CS FIRST BOSTON HIGH YIELD INDEX IS AN UNMANAGED, TRADER-PRICED PORTFOLIO CONSTRUCTED TO MIRROR THE PUBLIC HIGH YIELD DEBT MARKET. REVISIONS TO THE INDEX ARE EFFECTED WEEKLY. THE INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS.
** THE INCEPTION DATE FOR THE INDEX IS JANUARY 31, 1995.

--------------------------------------------------------------------------------
------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)
Investment Advisory Fees                    0.49%
Distribution (12b-1) Fees                    None
Other Expenses                              0.40%
                                           ------
Total Annual Fund Operating Expenses        0.89%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR ARE EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADMINISTRATOR IS VOLUNTARILY WAIVING A PORTION OF ITS FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADMINISTRATOR MAY DISCONTINUE ALL OR PART OF ITS WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS FOLLOWS:

HIGH YIELD BOND FUND                                          0.85%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                   1 YEAR    3 YEARS    5 YEARS    10 YEARS
High Yield Bond Fund -- Class A Shares              $91        $284       $493      $1,096

                                                                    PROSPECTUS 7

                                         MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest at least 65% of their assets in the types of securities described in this prospectus. However, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (SAI).

The investments and strategies described throughout this prospectus are those that the Sub-Advisers use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, eachFund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Funds' objectives. A Fund will do so only if the Adviser or Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.

SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) ACTS AS THE MANAGER OF MANAGERS OF THE FUNDS, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUNDS SINCE IT ALLOCATES EACH FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Funds' investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of Sub-Advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives (described below).

SIMC, an SEC-registered adviser, serves as the Adviser to the Funds. As of October 31, 1999, SIMC had approximately $53.4 billion in assets under management. For the fiscal year ended September 30, 1999, SIMC received investment advisory fees as follows:

CORE FIXED INCOME FUND                            0.28%
HIGH YIELD BOND FUND                              0.49%

8 PROSPECTUS

INVESTMENT ADVISER AND SUB-ADVISERS

SUB-ADVISERS AND PORTFOLIO MANAGERS

CORE FIXED INCOME FUND:

BlackRock Financial Management, Inc.: Keith Anderson and Andrew Phillips of BlackRock Financial Management, Inc. ("BlackRock"), serve as portfolio managers of a portion of the assets of the Core Fixed Income Fund. Mr. Anderson is a Managing Director and Co-Head of Portfolio Management at BlackRock, and has 15 years' experience investing in fixed income securities. Mr. Phillips is a Principal and portfolio manager with primary responsibility for the management of the firm's investment activities in fixed-rate mortgage securities.

Firstar Investment Research & Management Company, LLC: Charles Groeschell of Firstar Investment Research & Management Company, LLC ("FIRMCO"), serves as portfolio manager of a portion of the assets of the Core Fixed Income Fund. Mr. Groeschell is a Senior Vice President of FIRMCO, and has been employed by FIRMCO or its affiliates since 1983. He has 17 years experience in fixed income management.

Western Asset Management Company: A committee of investment professionals at Western Asset Management Company manages a portion of the assets of the Core Fixed Income Fund.

HIGH YIELD BOND FUND:

Credit Suisse Asset Management LLC/Americas: Richard J. Lindquist, C.F.A., of Credit Suisse Asset Management LLC/Americas ("CSAM") serves as portfolio manager of the High Yield Bond Fund. Mr. Lindquist joined CSAM in 1995 as a result of CSAM's acquisition of CS First Boston Investment Management, and has had 16 years of investment management experience, all of which were with high yield bonds. Prior to joining CS First Boston, Mr. Lindquist was with Prudential Insurance Company of America where he managed high yield funds totaling approximately $1.3 billion.

Nomura Corporate Research and Asset Management Inc.: Robert Levine, CFA, President and Chief Executive Officer of Nomura Corporate Research and Asset Management Inc. ("Nomura") and Richard A. Buch, Managing Director and Senior Portfolio Manager of Nomura, are responsible for the management of Nomura's high yield bond portfolios and research analysis. Prior to joining Nomura, Mr. Levine was President of Kidder, Peabody High Yield Asset Management, Inc. and Managing Director of Kidder, Peabody & Co., where he created their first high yield bond mutual fund. Prior to joining Nomura, Mr. Buch was with Kidder, Peabody & Co. where he served as Senior Vice President of the Kidder, Peabody Asset Management, Inc. Mr. Levine and Mr. Buch each have over 21 years of investment experience.

                                                                    PROSPECTUS 9

                                 PURCHASING, SELLING, AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange shares of the Funds.

The Funds offer Class A Shares only to financial institutions for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Financial institutions and intermediaries may purchase Class A shares by placing orders with the Funds' Transfer Agent (or their authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. The Funds may reject any purchase order if they determine that accepting the order would not be in the best interests of the Funds or their shareholders.

When you purchase, sell, or exchange Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase, sale, and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption, and exchange requests for Fund shares. These requests are normally executed at the net asset value (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain of these broker-dealers or other financial intermediaries.

The price per share (the offering price) will be the NAV next determined after the Funds receive your purchase order. Each Fund's NAV is calculated once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV, generally the Funds (or an authorized agent) must receive your purchase order before 4:00 p.m. Eastern time.

HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, each Fund generally values its portfolio securities at their market price. If market prices are unavailable or the Funds think that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Some Funds hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these Funds' investments may change on days when you cannot purchase or sell Fund shares.

MINIMUM PURCHASES

To purchase shares for the first time, you must invest at least $100,000 in any Fund with minimum subsequent investments of $1,000. The Funds may accept investments of smaller amounts at their discretion.

10 PROSPECTUS

PURCHASING, SELLING, AND EXCHANGING FUND SHARES

HOW TO SELL YOUR FUND SHARES

If you hold Class A Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge you a fee for its services. The sale price of each share will be the next NAV determined after the Funds (or authorized intermediary) receive your request.

RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale of shares on the Business Day following the day on which they receive your request, but it may take up to seven days. Your proceeds will be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although, it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale of your shares as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

HOW TO EXCHANGE YOUR SHARES

You may exchange Class A Shares of any Fund for Class A Shares of any other Fund on any Business Day by contacting the Funds directly by mail or telephone. You may also exchange shares through your financial institution or intermediary by telephone. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution transact with the Funds over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class A Shares.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

                                                                   PROSPECTUS 11

                                                     DIVIDENDS AND DISTRIBUTIONS

The Core Fixed Income and High Yield Bond Funds declare their net investment income daily and distribute it monthly as a dividend to shareholders. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE OF FUND SHARES IS A TAXABLE EVENT.

The Funds use a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

12 PROSPECTUS

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the Class A Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Funds' operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by PricewaterhouseCoopers, LLP independent public accountants. Their report, along with each Fund's financial statements, appears in the Funds' annual report that accompanies the SAI. You can obtain the Funds' annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI INSTITUTIONAL MANAGED TRUST
FOR THE PERIODS ENDED SEPTEMBER 30.
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                    NET
                                                  REALIZED
                                                    AND
                                                 UNREALIZED                DISTRIBUTIONS      NET
                        NET ASSET      NET         GAINS/     DIVIDENDS        FROM          ASSET
                         VALUE,     INVESTMENT    (LOSSES)     FROM NET      REALIZED       VALUE,                NET ASSETS
                        BEGINNING     INCOME         ON       INVESTMENT      CAPITAL         END       TOTAL       END OF
                        OF PERIOD     (LOSS)     SECURITIES     INCOME         GAINS       OF PERIOD   RETURN    PERIOD (000)
                        ---------   ----------   ----------   ----------   -------------   ---------   -------   ------------
-------------------------
CORE FIXED INCOME FUND
----------------------
  CLASS A'>
    1999..............   $10.92        $0.56       $(0.66)      $(0.56)        $(0.23)      $10.03       (0.96)%  $2,348,453
    1998..............    10.40         0.61         0.54        (0.61)         (0.02)       10.92       11.42     1,465,285
    1997..............    10.23         0.63         0.33        (0.63)         (0.16)       10.40        9.80     1,063,335
    1996..............    10.46         0.64        (0.18)       (0.69)            --        10.23        4.51       655,300
    1995..............     9.65         0.65         0.82        (0.66)            --        10.46       15.87       419,959
-------------------------
HIGH YIELD BOND FUND
----------------------
  CLASS A
    1999..............   $10.81        $1.02       $(0.64)      $(1.02)        $(0.06)      $10.11       3.51%    $  507,218
    1998..............    11.66         1.04        (0.75)       (1.04)         (0.10)       10.81        2.25       314,937
    1997..............    11.14         1.04         0.57        (1.04)         (0.05)       11.66       15.30       236,457
    1996..............    10.64         0.94         0.62        (1.03)         (0.03)       11.14       15.46       107,545
    1995(1)...........    10.00         0.67         0.55        (0.58)            --        10.64       17.72        23,724

                                                                 RATIO OF
                                      RATIO OF                      NET
                                        NET        RATIO OF     INVESTMENT
                                     INVESTMENT    EXPENSES    INCOME (LOSS)
                         RATIO OF      INCOME     TO AVERAGE    TO AVERAGE
                         EXPENSES    (LOSS) TO    NET ASSETS    NET ASSETS     PORTFOLIO
                        TO AVERAGE    AVERAGE     (EXCLUDING    (EXCLUDING     TURNOVER
                        NET ASSETS   NET ASSETS    WAIVERS)      WAIVERS)        RATE
                        ----------   ----------   ----------   -------------   ---------
----------------------
CORE FIXED INCOME FUND
----------------------
  CLASS A'>
    1999..............     0.60%        5.47%        0.60%         5.47%         334%
    1998..............      0.60         5.77         0.60          5.77          344
    1997..............      0.60         6.17         0.61          6.16          216
    1996..............      0.57         6.24         0.64          6.17          311
    1995..............      0.55         6.60         0.68          6.47          294
----------------------
HIGH YIELD BOND FUND
----------------------
  CLASS A
    1999..............     0.85%        9.62%        0.89%         9.58%          17%
    1998..............      0.85         8.94         0.89          8.90           56
    1997..............      0.86         9.33         0.91          9.28           68
    1996..............      0.87         9.01         0.94          8.94           55
    1995(1)...........      0.67        10.02         0.86          9.83           56

 (1) High Yield Bond shares were offered beginning January 11, 1995. All ratios including total return for that period have been annualized. Amounts designated as "--" are zero or have been rounded to zero.

SEI Institutional
      Managed Trust

INVESTMENT ADVISER

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
------------------------------------------------

The SAI dated January, 31, 2000, contains more detailed information about the SEI Institutional Managed Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
------------------------------------------------

These reports list the Funds' holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:
------------------------------------------------

BY TELEPHONE: Call 1-800-DIAL-SEI

BY MAIL: Write to the Funds at:
One Freedom Valley Drive
Oaks, PA 19456

BY INTERNET: www.seic.com

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Institutional Managed Trust, from the EDGAR Database on the SEC's website
("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust's Investment Company Act registration number is 811-4878.

              SEI
              INSTITUTIONAL
              MANAGED
              TRUST


                                   PROSPECTUS
                                JANUARY 31, 2000

           ---------------------------------------------------------

                             SMALL CAP GROWTH FUND
           ---------------------------------------------------------

                               INVESTMENT ADVISER
                     SEI INVESTMENTS MANAGEMENT CORPORATION

                                  SUB-ADVISERS
                         MAZAMA CAPITAL MANAGEMENT, LLC
                     NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
                         RS INVESTMENT MANAGEMENT, L.P.
                         SAWGRASS ASSET MANAGEMENT, LLC
                             WALL STREET ASSOCIATES

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY
                       OR ADEQUACY OF THIS PROSPECTUS.


           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    SEI
    Institutional
    Managed Trust
ABOUT THIS PROSPECTUS
------------------------------------------------------------------------

The SEI Institutional Managed Trust is a mutual fund family that offers a number of separate investment portfolios (Funds). The Small Cap Growth Fund has individual investment goals and strategies and is designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about Class D Shares of the Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:


     PRINCIPAL INVESTMENT STRATEGIES AND RISKS,
     PERFORMANCE INFORMATION AND EXPENSES.................................5
     MORE INFORMATION ABOUT FUND INVESTMENTS..............................6
     INVESTMENT ADVISER AND SUB-ADVISERS..................................7
     PURCHASING, SELLING, AND EXCHANGING FUND SHARES......................8
     DIVIDENDS AND DISTRIBUTIONS.........................................13
     TAXES...............................................................13
     FINANCIAL HIGHLIGHTS................................................14
     HOW TO OBTAIN MORE INFORMATION ABOUT SEI INSTITUTIONAL MANAGED
     TRUST.......................................................Back Cover

                                                                    PROSPECTUS 3

                                                         RISK/RETURN INFORMATION

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of SIMC and one or more Sub-Advisers who manage the Fund's assets in a way that they believe will help the Fund achieve its goal. SIMC acts as "manager of managers" for the Fund, and attempts to ensure that the Sub-Advisers comply with the Fund's investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Fund's Board. Still, investing in the Fund involves risks, and there is no guarantee that the Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy, and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job the Sub-Advisers do, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets in which they trade. The estimated level of volatility for the Fund is set forth in the Fund Summary that follows. The effect on the Fund's share price of a change in the value of a single security holding will depend on how widely the Fund's holdings are diversified.

4 PROSPECTUS

SMALL CAP GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL                    Long-term capital appreciation
-----------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY             High
-----------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY      Utilizing multiple specialist sub-advisers that manage in a growth style, the Fund invests in common stocks of smaller
                                   U.S. companies

------------------------------------------------------------------------

INVESTMENT STRATEGY

The Small Cap Growth Fund invests primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. The Fund is diversified as to issuers and industries.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

                                                                    PROSPECTUS 5

                                                           SMALL CAP GROWTH FUND

PERFORMANCE INFORMATION


The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class D Shares from year to year for five years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1995 39.41%
1996 18.75%
1997 7.86%
1998 5.46%
1999 74.63%

  BEST QUARTER            WORST QUARTER
         44.92%              -24.12%
       (12/31/99)           (9/30/98)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE BAR CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN ABOVE.
This table compares the Fund's average annual total returns for the periods ended December 31, 1999, to those of the Frank Russell 2000 Growth Index.

                                                 SINCE
                                               INCEPTION
CLASS D SHARES            1 YEAR    5 YEARS    (4/20/92)*
---------------------------------------------------------
SMALL CAP GROWTH FUND     65.91%     25.59%       22.47%
---------------------------------------------------------
FRANK RUSSELL 2000
  GROWTH INDEX**          43.10%     18.99%       15.09%***
---------------------------------------------------------

* FOR PERIODS PRIOR TO 1995, RETURNS SHOWN ARE FOR CLASS A SHARES WHICH HAVE LOWER EXPENSES.
** AN INDEX MEASURES THE MARKET PRICE OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OF SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE FRANK RUSSELL 2000 GROWTH INDEX IS A WIDELY RECOGNIZED, CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATIONS) INDEX OF THE 2000 SMALLEST U.S. COMPANIES OUT OF THE 3000 LARGEST U.S. COMPANIES WITH HIGHER GROWTH RATES AND PRICE-TO-BOOK RATIOS.
*** THE INCEPTION DATE FOR THE INDEX IS APRIL 30, 1992.

--------------------------------------------------------------------------------
------------------------------------------------------------------------
FUND FEES AND EXPENSES
THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)  CLASS D SHARES
Maximum Sales Charge (Load) Imposed on
Purchases
(as a percentage of offering price)*            5.00%

* THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. SEE "PURCHASING FUND SHARES."

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)       CLASS D SHARES
Investment Advisory Fees                       0.65%
Distribution (12b-1) Fees                      0.30%
Other Expenses                                 0.52%
                                               -----
Total Annual Fund Operating Expenses           1.47%*

* THE FUND'S TOTAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE DISTRIBUTOR IS VOLUNTARILY WAIVING A PORTION OF ITS FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS FOLLOWS:

SMALL CAP GROWTH FUND                              1.42%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fundwith the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                   1 YEAR    3 YEARS    5 YEARS    10 YEARS
Small Cap Growth Fund -- Class D Shares             $642       $942      $1,263     $2,170

6 PROSPECTUS

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary strategies, and the Fund will normally invest at least 65% of its assets in the types of securities described in this prospectus. However, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (SAI).

The investments and strategies described throughout this prospectus are those that the Sub-Advisers use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if the Adviser or Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.

SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) ACTS AS THE MANAGER OF MANAGERS OF THE FUND, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUND SINCE IT ALLOCATES THE FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Fund's investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of Sub-Advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives (described below).


SIMC, an SEC-registered adviser, serves as the Adviser to the Fund. As of October 31, 1999, SIMC had approximately $537.4 billion in assets under management. For the fiscal year ended September 30, 1999, SIMC received investment advisory fees from the Small Cap Growth Fund of 0.65%.

                                                                    PROSPECTUS 7

                                             INVESTMENT ADVISER AND SUB-ADVISERS

SUB-ADVISERS AND PORTFOLIO MANAGERS


SMALL CAP GROWTH FUND

Mazama Capital Management, LLC: Ronald A. Sauer, a founder, President and Senior Portfolio Manager of Mazama Capital Management, LLC ("Mazama") and Stephen C. Brink, CFA, Vice President, Director of Research and Portfolio Manager at Mazama, serve as Portfolio Manager of the portion of the Fund's assets managed by Mazama. Prior to founding Mazama in October 1997, Mr. Sauer was President and Director of Research at Black & Company Asset Management. Mr. Sauer has over 19 years of investment experience. Prior to joining Mazama in 1997, Mr. Brink was Chief Investment Officer at US Trust's Pacific Northwest office. Mr. Brink has over 22 years of investment experience.

Nicholas-Applegate Capital Management: Arthur E. Nicholas and John Kane of Nicholas-Applegate Capital Management ("Nicholas-Applegate"), serve as portfolio managers of a portion of the assets of the Small Cap Growth Fund. Mr. Nicholas is the founder and Chief Investment Officer of the firm. Under the supervision of Mr. Nicholas, the U.S. Systematic team is responsible for the day to day management of a portion of the Small Cap Growth Fund's assets. Mr. Kane is the lead portfolio manager of the U.S. Systematic team. He has been a fund manager and investment team leader since June 1994. Prior to joining Nicholas-Applegate, he had 25 years of investment/economics experience with ARCO Investment Management Company and General Electric Company.

RS Investment Management, L.P.: Jim Callinan of RS Investment Management, L.P. (formerly, Robertson Stephens Investment Management, L.P.) ("RSIM"), serves as portfolio manager of a portion of the assets of the Small Cap Growth Fund.
Mr. Callinan is a managing director of RSIM. He joined RSIM in June 1996 after nine years at Putnam Investments ("Putnam") in Boston, where he served as a portfolio manager of the Putnam OTC Emerging Growth Fund. Mr. Callinan also served as a specialty growth research analyst and portfolio manager of both the Putnam Emerging Information Science Trust Fund and the Putnam Emerging Health Sciences Trust Fund while at Putnam.

Sawgrass Asset Management, LLC: Dean McQuiddy of Sawgrass Asset Management, LLC ("Sawgrass"), serves as portfolio manager of a portion of the assets of the Small Cap Growth Fund. Mr. McQuiddy, a founding Principal of Sawgrass, has 12 years of investment experience. Prior to joining Sawgrass, he was a portfolio manager at Barnett Capital Advisors.

Wall Street Associates: William Jeffery III and Kenneth F. McCain of Wall Street Associates ("WSA") serve as portfolio managers of a portion of the assets of the Small Cap Growth Fund. Each is a controlling principal of WSA. They each have over 27 years of investment management experience. David Baratta, who joined WSA in 1999, also serves as a portfolio manager of a portion of the assets of the Small Cap Growth Fund. Prior to joining WSA, Mr. Baratta was a portfolio manager of Morgan Grenfell, Inc. for 5 years. He has over 19 years of investment experience.

8 PROSPECTUS

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange shares of the Fund.

Class D Shares are available to individual investors, and have the following characteristics:
- Front-end sales charge
- Rule 12b-1 fees
- $1,000 minimum initial investment

For Class D Shares, the minimum initial investment for IRAs is $500. If you participate in the Systematic Investment Plan, the minimum initial investment is $250. Additional investments into Class D Shares must be at least $100 ($25 per month for the Systematic Investment Plan).

HOW TO PURCHASE FUND SHARES


You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

You may purchase Class D shares by placing orders with the Fund's Transfer Agent (or their authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the day after the order is placed. The Fund may reject any purchase order if they determine that accepting the order would not be in the best interests of the Fund or its shareholders.

When you purchase, sell, or exchange Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase, sale, and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption, and exchange requests for Fund shares. These requests are normally executed at the net asset value (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase, sell, or exchange Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain of these broker-dealers or other financial intermediaries.

The price per share (the offering price) will be the NAV next determined after the Fund receives your purchase order. The Fund's NAV is calculated once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV, generally the Fund (or an authorized agent) must receive your purchase order before 4:00 p.m. Eastern time.


HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, the Fund generally values its portfolio securities at their market price. If market prices are unavailable or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Fund may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when

                                                                    PROSPECTUS 9

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES

the Fund does not calculate NAV. As a result, the market value of the Fund's investments may change on days when you cannot purchase or sell Fund shares.

MINIMUM PURCHASES


To purchase Class D Shares of the Fund for the first time, you must invest at least $1,000 in the Fund ($500 for retirement plans). To purchase additional Class D Shares of the Fund, you must invest at least $100. The Fund may accept investments of smaller amounts at its discretion.


ADDITIONAL CLASS D PURCHASE INFORMATION

SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with certain banks, you may purchase Class D Shares automatically through regular deductions from your account. Please call 1-800-DIAL-SEI for information regarding participating banks. You may make regularly scheduled investments from $25 up to $100,000 once or twice a month. The Systematic Investment Plan is subject to minimum initial purchase amounts and the Distributor may close your account if you do not maintain a minimum balance.

SALES CHARGES

FRONT-END SALES CHARGES

The offering price of Class D Shares is the NAV next calculated after the Fund receives your request, plus the front-end sales charge. The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment, as shown in the following table:

                                                  YOUR SALES CHARGE AS A   YOUR SALES CHARGE AS A
                                                      PERCENTAGE OF            PERCENTAGE OF
IF YOUR INVESTMENT IS:                                OFFERING PRICE        YOUR NET INVESTMENT
Less than $50,000...............................           5.00%                    5.26%
$50,000 but less than $100,000..................           4.50%                    4.71%
$100,000 but less than $250,000.................           3.50%                    3.63%
$250,000 but less than $500,000.................           2.50%                    2.56%
$500,000 but less than $1,000,000...............           2.00%                    2.04%
$1,000,000 but less than $2,000,000.............           1.00%                    1.01%
$2,000,000 but less than $4,000,000.............            .50%                     .50%
$4,000,000 and over.............................           None                     None

WAIVER OF FRONT-END SALES CHARGE -- CLASS D SHARES

The front-end sales charge will be waived on Class D Shares of the Small Cap Growth Fund purchased:
- issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Trust is a party;
- sold to dealers or brokers that have a sales agreement with the Distributor ("participating broker-dealers"), for their own account or for retirement plans for employees or sold to present employees of dealers or brokers that certify to the Distributor at the time of purchase that such purchase is for their own account;
- sold to present employees of SEI or one of its affiliates, or of any entity which is a current service provider to the Trust;
- sold to tax-exempt organizations enumerated in Section 501(c) of the Code or qualified employee benefit plans created under Section 401, 403(b)(7) or 457 of the Code but not IRAs or SEPs;
- sold to fee-based clients of banks, financial planners and investment advisers;

10 PROSPECTUS

PURCHASING, SELLING AND EXCHANGING FUND SHARES

- sold to clients of trust companies and bank trust departments;
- sold to trustees and officers of the Trust;
- purchased with proceeds from the recent redemption (within 60 days) of shares of Class D shares of SEI Tax Exempt Trust, SEI International Trust or SEI Liquid Asset Trust (each an "SEI Fund");
- purchased with the proceeds from the recent redemption of shares of a mutual fund with similar investment objectives and policies for which a front-end sales charge was paid (this offer will be extended, to cover shares on which a deferred sales charge was paid, if permitted under a regulatory authorities' interpretation of applicable law);
- sold to participants or members of certain affinity groups, such as trade associations or membership organizations, which have entered into arrangements with the Distributor; or
- sold to persons participating in certain financial services programs offered by the bank affiliates of First Security Corporation.

The Fund may also enter into waiver arrangements with various other financial intermediaries who sell Class D Shares of the Fund.

Purchases of Class D Shares of different SEI Funds will be aggregated for purposes of determining sales charge reductions.

REPURCHASE OF CLASS D SHARES

You may purchase any amount of Class D Shares of the Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of Class D Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 60 days. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge.

To exercise this privilege, the Fund must receive your purchase order within 60 days of your redemption. In addition, you must notify the Fund when you send in your purchase order that you are repurchasing shares.

REDUCED SALES CHARGES

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this rate allows you to add the value of the Class D Shares you already own to the amount that you are currently purchasing. The Fund will combine the value of your current purchases with the current value of any Class D Shares you purchased previously for: (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. The Fund will only consider the value of Class D Shares purchased previously for which you paid a sales charge. TO BE ENTITLED TO A REDUCED SALES CHARGE BASED ON SHARES ALREADY OWNED, YOU MUST ASK THE FUND FOR THE REDUCTION AT THE TIME OF PURCHASE. You must provide the Fund with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). The Fund may amend or terminate this right of accumulation at any time.

LETTER OF INTENT. You may purchase Class D Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class D Shares of the Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Fund will only consider the value of Class D Shares sold subject to a sales charge. As a result, Class D Shares purchased with dividends of distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Fund a Letter of Intent. Class D Shares purchased with dividends or distributions will not be included in the calculation. In calculating the total amount of purchases you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

                                                                   PROSPECTUS 11

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the Fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Fund will combine same day purchases of Class D Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Class D Shares you purchase with a Letter of Intent.

HOW TO SELL YOUR FUND SHARES

If you hold Class D Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge you a fee for its services. The sale price of each share will be the next NAV determined after the Fund (or authorized intermediary) receives your request.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in your account, you may use the Systematic Withdrawal Plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from the Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have an account with certain banks, electronically transferred to your account. Please call 1-800-DIAL-SEI for information regarding banks that participate in the Systematic Withdrawal Plan.

RECEIVING YOUR MONEY

Normally, the Fund will make payment on your sale of shares the Business Day following the day on which they receive your request, but it may take up to seven days. Your proceeds will be wired to your bank account.

REDEMPTIONS IN KIND

The Fund generally pays sale proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although, it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale of your shares as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required minimum of $1,000 for Class D Shares as a result of redemption, you may be required to sell your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid selling your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

12 PROSPECTUS

PURCHASING, SELLING AND EXCHANGING FUND SHARES

HOW TO EXCHANGE YOUR SHARES

You may exchange Class D Shares of the Fund for Class D Shares of any other SEI Fund on any Business Day by contacting the Fund directly by mail or telephone. You may also exchange shares through your financial institution or intermediary by telephone. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

If you exchange shares that you purchased without a sales charge or with a lower sales charge into a Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If you exchange shares into a Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund.

The Fund has adopted a distribution plan that allows the Fund to pay SIDCo. distribution and fees for the sale and distribution of its Class D Shares. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For Class D Shares, the distribution fee (Rule 12b-1 fee) is 0.30% of the average daily net assets of the Fund.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to dealers selling Class D Shares of the Fund.

                                                                   PROSPECTUS 13

                                                     DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its investment income quarterly as a dividend to shareholders. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE OF FUND SHARES IS A TAXABLE EVENT.

The Fund uses a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

14 PROSPECTUS

FINANCIAL HIGHLIGHTS


The table that follows presents performance information about the Class D Shares of the Small Cap Growth Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by PricewaterhouseCoopers, LLP independent public accountants. Their report, along with the Fund's financial statements, appears in the Fund's annual report that accompanies the SAI. You can obtain the Fund's annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI INSTITUTIONAL MANAGED TRUST
FOR THE PERIODS ENDED SEPTEMBER 30.
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                    NET
                                                  REALIZED
                                                    AND
                                                 UNREALIZED                DISTRIBUTIONS      NET
                        NET ASSET      NET         GAINS/     DIVIDENDS        FROM          ASSET
                         VALUE,     INVESTMENT    (LOSSES)     FROM NET      REALIZED       VALUE,                  NET ASSETS
                        BEGINNING     INCOME         ON       INVESTMENT      CAPITAL         END        TOTAL        END OF
                        OF PERIOD     (LOSS)     SECURITIES     INCOME         GAINS       OF PERIOD    RETURN     PERIOD (000)
                        ---------   ----------   ----------   ----------   -------------   ---------   ---------   ------------
-------------------------
SMALL CAP GROWTH FUND
----------------------
  CLASS D
    1999..............   $13.40       $(0.26)      $ 7.55       $  --          $(0.06)      $20.63         54.58%     $2,414
    1998..............    18.99        (0.14)       (4.81)         --           (0.64)       13.40        (26.74)*     1,951
    1997..............    20.29        (0.11)        2.66          --           (3.85)       18.99         16.80*      2,202
    1996..............    19.78        (0.07)        4.24          --           (3.66)       20.29         26.01*      1,826
    1995..............    13.99        (0.09)        5.88          --              --        19.78         41.44*        786

                                                                 RATIO OF
                                      RATIO OF                      NET
                                        NET        RATIO OF     INVESTMENT
                                     INVESTMENT    EXPENSES    INCOME (LOSS)
                         RATIO OF      INCOME     TO AVERAGE    TO AVERAGE
                         EXPENSES    (LOSS) TO    NET ASSETS    NET ASSETS     PORTFOLIO
                        TO AVERAGE    AVERAGE     (EXCLUDING    (EXCLUDING     TURNOVER
                        NET ASSETS   NET ASSETS    WAIVERS)      WAIVERS)        RATE
                        ----------   ----------   ----------   -------------   ---------
----------------------
SMALL CAP GROWTH FUND
----------------------
  CLASS D
    1999..............      1.42%       (1.04)%       1.47%        (1.09)%        141%
    1998..............      1.46        (0.92)        1.46         (0.92)         128
    1997..............      1.46        (0.95)        1.46         (0.95)         107
    1996..............      1.49        (1.02)        1.49         (1.02)         167
    1995..............      1.50        (1.03)        1.55         (1.08)         113

 * Sales load is not reflected in total return.
 Amounts designated as "--" are zero or have been rounded to zero.

SEI Institutional
      Managed Trust

INVESTMENT ADVISER

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
------------------------------------------------


The SAI dated January, 31, 2000, contains more detailed information about the SEI Institutional Managed Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS
------------------------------------------------

These reports list the Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:
------------------------------------------------

BY TELEPHONE: CALL 1-800-DIAL-SEI

BY MAIL: Write to the Fund at:
One Freedom Valley Drive
Oaks, PA 19456

BY INTERNET: www.seic.com


FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Institutional Managed Trust, from the EDGAR Database on the SEC's website
("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.


The Trust's Investment Company Act registration number is 811-4878.

                        SEI INSTITUTIONAL MANAGED TRUST


Administrator:


  SEI Investments Fund Management

Distributor:

  SEI Investments Distribution Co.


Adviser:



  SEI Investments Management Corporation



Sub-Advisers:



Alliance Capital Management L.P.
Artisan Partners Limited Partnership
BlackRock Financial Management, Inc.
Boston Partners Asset Management, L.P.
Credit Suisse Asset Management LLC/
  Americas
Firstar Investment Research &
  Management Company, LLC
HighMark Capital Management, Inc.
LSV Asset Management, L.P.
Martingale Asset Management, L.P.
Mazama Capital Management, LLC
Mellon Equity Associates, LLP
Nicholas-Applegate Capital Management
Nomura Corporate Research
  and Asset Management Inc.
Provident Investment Counsel, Inc.
RS Investment Management, L.P.
Sanford C. Bernstein & Co., Inc.
Sawgrass Asset Management, LLC
Security Capital Global Capital
  Management Group Incorporated
STI Capital Management, N.A.
TCW Funds Management Inc.
Wall Street Associates
Western Asset Management Company



    This STATEMENT OF ADDITIONAL INFORMATION is not a Prospectus. It is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with the Trust's Prospectuses dated January 31, 2000. Prospectuses may be obtained by writing the Trust's distributor, SEI Investments Distribution Co., at Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.

                               TABLE OF CONTENTS


The Trust...................................................     S-2
Investment Objectives and Policies..........................     S-2
Description of Permitted Investments and Risk Factors.......     S-6
Investment Limitations......................................    S-21
Description of Ratings......................................    S-23
The Administrator and Transfer Agent........................    S-27
The Adviser and Sub-Advisers................................    S-28
Distribution and Shareholder Servicing......................    S-32
Trustees and Officers of the Trust..........................    S-33
Performance.................................................    S-37
Purchase and Redemption of Shares...........................    S-39
Shareholder Services (Class D Shares).......................    S-40
Taxes.......................................................    S-41
Portfolio Transactions......................................    S-43
Description of Shares.......................................    S-46
Limitation of Trustees' Liability...........................    S-46
Voting......................................................    S-47
Shareholder Liability.......................................    S-47
5% Shareholders.............................................    S-47
Custodian...................................................    S-51
Experts.....................................................    S-51
Legal Counsel...............................................    S-51
Financial Statements........................................    S-51

January 31, 2000

                                   THE TRUST

    SEI Institutional Managed Trust (the "Trust") is an open-end management investment company that offers shares of diversified portfolios. The Trust was established as a Massachusetts business trust pursuant to a Declaration of Trust dated October 20, 1986. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of units of beneficial interest ("shares") and separate classes of portfolios. Shareholders may purchase shares in certain portfolios through two separate classes, Class A and Class D, which provide for variations in sales charges, distribution costs, transfer agent fees, voting rights and dividends. Except for differences between the Class A shares and/or Class D shares pertaining to sales charges, distribution and shareholder servicing, voting rights, dividends and transfer agent expenses, each share of each portfolio represents an equal proportionate interest in that portfolio with each other share of that portfolio.


    This Statement of Additional Information relates to the following portfolios: Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Small Cap Value, Small Cap Growth, Mid-Cap, Capital Appreciation, Equity Income, Balanced, Core Fixed Income, and High Yield Bond Funds (each a "Fund" and, together, the "Funds"), and any different classes of the Funds.


                       INVESTMENT OBJECTIVES AND POLICIES

    LARGE CAP VALUE FUND--The investment objective of the Large Cap Value Fund is long-term growth of capital and income. There can be no assurance that the Fund will achieve its investment objective.

    Under normal market conditions, the Fund will invest at least 65% of its total assets in a diversified portfolio of high quality, income producing common stocks of large companies (I.E., companies with market capitalizations of more than $1 billion) which, in the opinion of the advisers, are undervalued in the marketplace at the time of purchase. In general, the advisers characterize high quality securities as those that have above-average reinvestment rates. The advisers also consider other factors, such as earnings and dividend growth prospects, as well as industry outlook and market share. Any remaining assets may be invested in other equity securities and in investment grade fixed income securities. Investment grade fixed income securities are securities that are rated at least BBB by Standard & Poor's Corporation ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's"). The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of real estate investment trusts ("REITs"), and shares of other investment companies, and lend its securities to qualified buyers.

    LARGE CAP GROWTH FUND--The investment objective of the Large Cap Growth Fund is capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

    Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of large companies (I.E., companies with market capitalizations of more than $1 billion) which, in the opinion of the advisers, possess significant growth potential. Any remaining assets may be invested in investment grade fixed income securities or in equity securities of smaller companies that the Fund's advisers believe are appropriate in light of the Fund's objective. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs, and shares of other investment companies, and lend its securities to qualified buyers.

    TAX-MANAGED LARGE CAP FUND--The Tax-Managed Large Cap Fund's investment objective is to achieve high long-term after-tax returns for its shareholders. The investment objective of the Fund is fundamental, and may not be changed unless authorized by a vote of the Fund's shareholders.

    Under normal market conditions, the Fund will invest at least 80% of its total assets in equity securities of large companies (I.E., companies with market capitalizations of more than $1 billion at the time of purchase). Any remaining assets may be invested in investment grade fixed income securities, including tax-exempt securities and variable and floating rate securities, or in equity securities of smaller companies that the Fund's advisers believe are appropriate in light of the Fund's objective. The Fund may acquire shares of other investment companies, when-issued and delayed-delivery securities and zero coupon obligations, and may invest in securities that are illiquid. The Fund may also borrow money and lend its securities to qualified borrowers.

    The Fund is designed for long-term taxable investors, including high net worth individuals. While the Fund seeks to minimize taxes associated with the Fund's investment income and realized capital gains, the Fund is very likely to have taxable investment income and will likely realize taxable gains from time to time.

    The Fund seeks to achieve favorable after-tax returns for its shareholders in part by minimizing the taxes they incur in connection with the Fund's realization of investment income and capital gains. Taxable investment income will be minimized by investing primarily in lower yielding securities. If this strategy is carried out, the Fund can be expected to distribute relatively low levels of taxable investment income.

    Realized capital gains will be minimized in part by investing primarily in established companies with the expectation of holding these securities for a period of years. The Fund's advisers will generally seek to avoid realizing short-term capital gains, thereby minimizing portfolio turnover. When a decision is made to sell a particular appreciated security, the Portfolio will attempt to select for sale those share lots with holding periods sufficient to qualify for long-term capital gains treatment and among those, the share lots with the highest cost basis. The Fund may, when prudent, sell securities to realize capital losses that can be used to offset realized capital gains.

    To protect against price declines affecting securities with large unrealized gains, the Fund may use hedging techniques such as the purchase of put options, short sales "against the box," the sale of stock index futures contracts, and equity swaps. By using these techniques rather than selling such securities, the Fund will attempt to reduce its exposure to price declines without realizing substantial capital gains under the current tax law. Although the Fund may utilize certain hedging strategies in lieu of selling appreciated securities, the Fund's exposure to losses during stock market declines may nonetheless be higher than that of other funds that do not follow a general policy of avoiding sales of highly-appreciated securities.

    SMALL CAP VALUE FUND--The investment objective of the Small Cap Value Fund is capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

    Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of smaller companies (I.E., companies with market capitalizations of less than $2 billion) which, in the opinion of the advisers, have prices that appear low relative to certain fundamental characteristics such as earnings, book value, or return on equity. Any remaining assets may be invested in investment grade fixed income securities or equity securities of larger, more established companies that the Fund's advisers believe are appropriate in light of the Fund's objective. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs, and shares of other investment companies, and lend its securities to qualified buyers.

    SMALL CAP GROWTH FUND--The investment objective of the Small Cap Growth Fund is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

    Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of smaller growth companies (I.E., companies with market capitalizations less than $2 billion) which, in the opinion of the advisers, are in an early stage or transitional point in their development and have demonstrated or have the potential for above average capital growth. Any remaining assets may be invested in the equity securities of more established companies that the advisers believe may offer strong capital appreciation potential due to their relative market position, anticipated earnings growth, changes in management or other similar opportunities.

    For temporary defensive purposes, the Fund may invest all or a portion of its assets in common stocks or larger, more established companies and in investment grade fixed income securities. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs, and shares of other investment companies, and lend its securities to qualified buyers.

    The Fund's annual turnover rate may exceed 100%. Such a turnover rate may result in higher transaction costs and in additional taxes for shareholders.

    MID-CAP FUND--The investment objective of the Mid-Cap Fund is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

    Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of medium-sized companies (I.E., companies with market capitalizations of $500 million to $5 billion). Such companies are typically well established but have not reached full maturity, and may offer significant growth potential. The advisers will seek to identify companies which, in their opinion, will experience accelerating earnings, increased institutional ownership or strong price appreciation relative to their industries and broad market averages.

    Any remaining assets may be invested in equity securities of larger, more established companies, investment grade fixed income securities or money market securities. For temporary defensive purposes, when the advisers determine that market conditions warrant, the Fund may invest all or a portion of its assets in equity securities of larger companies. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs, and shares of other investment companies, and lend its securities to qualified buyers.

    The Fund's annual turnover rate may exceed 100%. Such a turnover rate may result in higher transaction costs and in additional taxes for shareholders.

    CAPITAL APPRECIATION FUND--The investment objective of the Capital Appreciation Fund is capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

    Under normal market conditions, at least 65% of the Fund's assets will be invested in a diversified portfolio of common stocks (and securities convertible into common stock) which, in the opinion of the advisers, are undervalued in the marketplace at the time of purchase. Dividend income is an incidental consideration compared to growth of capital. In selecting securities for the Fund, the advisers will evaluate factors they believe are likely to affect long-term capital appreciation such as the issuer's background, industry position, historical returns on equity and experience and qualifications of the management team. The advisers will rotate the Fund holdings between various market sectors based on economic analysis of the overall business cycle. Any remaining assets may be invested in investment grade fixed income securities and other types of equity securities. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs, and shares of other investment companies, and lend its securities to qualified buyers.

    The Fund's annual turnover rate may exceed 100%. Such a turnover rate may result in higher transaction costs and in additional taxes for shareholders.

    EQUITY INCOME FUND--The investment objective of the Equity Income Fund is to provide current income and, as a secondary objective, moderate capital appreciation. There can be no assurance that the Fund will achieve its investment objectives.


    Under normal market conditions, at least 65% of the Fund's assets will be invested in a diversified portfolio of common stocks. The investment approach employed by the advisers emphasizes income-producing common stocks which, in general, have above-average dividend yields relative to the stock market as measured by the S&P 500 Index. Any remaining assets may be invested in investment grade fixed income securities. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs, and shares of other investment companies, and lend its securities to qualified buyers.

    BALANCED FUND--The investment objective of the Balanced Fund is total return consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

    The Fund invests in a combination of undervalued common stocks and fixed income securities or in other investment companies that invest in such securities. The Fund seeks strong total return in all market conditions, with a special emphasis on minimizing interim declines during falling equity markets. The Fund primarily invests in large capitalization equity securities, intermediate-maturity fixed income securities and money market instruments. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, and shares of REITs, and shares of other investment companies, and lend its securities to qualified buyers.

    The average maturity of the fixed income securities in the Fund will, under normal circumstances, be approximately five years, although this will vary with changing market conditions.

    CORE FIXED INCOME FUND--The investment objective of the Core Fixed Income Fund is current income consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

    Under normal market conditions, the Fund will invest at least 65% of its total assets in fixed income securities that are rated investment grade or better, I.E., rated in one of the four highest rating categories by a nationally recognized statistical rating organization ("NRSRO") at the time of purchase, or, if not rated, determined to be of comparable quality by the advisers. Fixed income securities in which the Fund may invest consist of: (i) corporate bonds and debentures, (ii) obligations issued by the United States Government, its agencies and instrumentalities, (iii) municipal securities of Issuers located in all fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions, consisting of municipal bonds, municipal notes, tax-exempt commercial paper and municipal lease obligations, (iv) receipts involving U.S. Treasury obligations, (v) mortgage-backed securities,
(vi) asset-backed securities, and (vii) zero coupon, pay-in-kind or deferred payment securities.


    Any remaining assets may be invested in: (i) interest-only and principal-only components of mortgage-backed securities, (ii) mortgage dollar rolls, (iii) securities issued on a when-issued and delayed-delivery basis, including "to be announced" ("TBA") mortgage-backed securities, (iv) warrants,
(v) money market securities, (vi) construction loans and (vii) Yankee obligations. In addition, the Fund may purchase or write options, futures (including futures on U.S. Treasury obligations and Eurodollar instruments) and options on futures. The Fund may also borrow money, invest in illiquid securities and shares of other investment companies, and lend its securities to qualified buyers.


    Duration is a measure of the expected life of a fixed income security on a cash flow basis. Most debt obligations provide interest payments and a final payment at maturity. Some also have put or call provisions that allow the security to be redeemed at special dates prior to maturity. Duration incorporates yield, coupon interest payments, final maturity and call features into a single measure. The advisers therefore consider duration a more accurate measure of a security's expected life and sensitivity to interest rate changes than is the security's term to maturity.


    The Fund invests in a portfolio with a dollar-weighted average duration that will, under normal market conditions, stay within plus or minus 20% of what the advisers believe to be the average duration of the domestic bond market as a whole. The advisers base their analysis of the average duration of the domestic bond market on the bond market indices which they believe to be representative. The advisers currently use the Lehman Aggregate Bond Index for this purpose.


    The Fund's annual turnover rate may exceed 100%. Such a turnover rate may lead to higher transaction costs and may result in higher taxes for shareholders.

    HIGH YIELD BOND FUND--The investment objective of the High Yield Bond Fund is to maximize total return. There can be no assurance that the Fund will achieve its investment objective.

    Under normal market conditions, the Fund will invest at least 65% of its total assets in fixed income securities that are rated below investment grade, I.E., rated below the top four rating categories by an NRSRO at the time of purchase, or, if not rated, determined to be of comparable quality by the advisers. Below investment grade securities are commonly referred to as "junk bonds," and generally entail increased credit and market risk. Securities rated in the lowest rating categories may have predominantly speculative characteristics or may be in default.

    The Fund may invest in all types of fixed income securities issued by domestic and foreign issuers, including: (i) mortgage-backed securities,
(ii) asset-backed securities, (iii) zero coupon, pay-in-kind or deferred payment securities, and (iv) variable and floating rate instruments.

    Any assets of the Fund not invested in the fixed income securities described above may be invested in: (i) convertible securities, (ii) preferred stocks,
(iii) equity securities, (iv) investment grade fixed income securities,
(v) money market securities, (vi) securities issued on a when-issued and delayed-delivery basis, including TBA mortgage-backed securities, (vii) forward foreign currency contracts, and (viii) Yankee obligations. In addition, the Fund may purchase or write options, futures and options on futures. The Fund may also borrow money, invest in illiquid securities and shares of other investment companies, and lend its securities to qualified buyers.

    The advisers may vary the average maturity of the securities in the Fund without limit, and there is no restriction on the maturity of any individual security.

    The "Appendix" to this Statement of Additional Information sets forth a description of the bond rating categories of several NRSROs. The ratings established by each NRSRO represents its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality, and may not reflect changes in an issuer's creditworthiness. Accordingly, although the advisers will consider ratings, they will perform their own analyses and will not rely principally on ratings. The advisers will consider, among other things, the price of the security and the financial history and condition, the prospects and the management of an issuer in selecting securities for the Fund.

    The achievement of the Fund's investment objective may be more dependent on the adviser's own credit analysis than would be the case if the Fund invested in higher rated securities. There is no bottom limit on the ratings of high yield securities that may be purchased or held by the Fund.

             DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

    ALL FUNDS MAY INVEST IN THE FOLLOWING INVESTMENTS UNLESS SPECIFICALLY NOTED OTHERWISE.

    AMERICAN DEPOSITORY RECEIPTS ("ADRs")--The Balanced, Capital Appreciation, Equity Income, High Yield Bond, Large Cap Growth, Large Cap Value and Small Cap Value Funds may invest in ADRs traded on registered exchanges or on NASDAQ. The Large Cap Growth Fund may also invest in ADRs not traded on an established exchange. ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool or securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. While the Funds typically invest in sponsored ADRs, joint arrangements between the issuer and the depositary, some ADRs may be unsponsored. Unlike sponsored ADRs, the holders of unsponsored ADRs bear all expenses and the depositary may not be obligated to distribute shareholder communications or to pass through the voting rights on the deposited securities.

    ASSET-BACKED SECURITIES--The Core Fixed Income and High Yield Bond Funds may invest in asset-backed securities. Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and overcollateralization.

    Asset-backed securities are not issued or guaranteed by the United States Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holders.

    The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.

    BANKERS' ACCEPTANCES--A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

    CERTIFICATES OF DEPOSIT--A certificate of deposit is a negotiable, interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity. Certificates of deposit have penalties for early withdrawal.

    COMMERCIAL PAPER--Commercial paper is the term used to designate unsecured, short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a day to nine months.


    CONSTRUCTION LOANS--In general, construction loans are mortgages on multifamily homes that are insured by the Federal Housing Administration ("FHA") under various federal programs of the National Housing Act of 1934 and its amendments. Several FHA programs have evolved to ensure the construction financing and permanent mortgage financing on multifamily residences, nursing homes, elderly residential facilities, and health care units. Project loans typically trade in two forms: either as FHA- or GNMA-insured pass-through securities. In this case, a qualified issuer issues the pass-through securities while holding the underlying mortgage loans as collateral. Regardless of form, all projects are government-guaranteed by the U.S. Department of Housing and Urban Development ("HUD") through the FHA insurance fund. The credit backing of all FHA and GNMA projects derives from the FHA insurance fund, and so projects issued in either form enjoy the full faith and credit backing of the U.S. Government.


    Most project pools consist of one large mortgage loan rather than numerous smaller mortgages, as is typically the case with agency single-family mortgage securities. As such, prepayments on projects are driven by the incentives most mortgagors have to refinance, and are very project-specific in nature. However, to qualify for certain government programs, many project securities contain specific prepayment restrictions and penalties.

    Under multifamily insurance programs, the government insures the construction financing of projects as well as the permanent mortgage financing on the completed structures. This is unlike the single-family mortgage market, in which the government only insures mortgages on completed homes. Investors purchase new projects by committing to fund construction costs on a monthly basis until the project is built. Upon project completion, an investors construction loan commitments are converted into a proportionate share of the final permanent project mortgage loan. The construction financing portion of a project trades in the secondary market as an insured Construction Loan Certificate ("CLC"). When the project is completed, the investor exchanges all the monthly CLCs for an insured Permanent Loan Certificate ("PLC"). The PLC is an insured pass-through security backed by the final mortgage on the completed property. As such, PLCs typically have a thirty-five to forty year maturity, depending on the type of final project. There are vastly more PLCs than CLCs in the market, owing to the long economic lives of the project structures. While neither CLCs or PLCs are as liquid as agency single-family mortgage securities, both are traded on the secondary market and would generally not be considered illiquid. The benefit to owning these securities is a relatively high yield combined with significant prepayment protection, which generally makes these types of securities more attractive when prepayments are expected to be high in the mortgage market. CLCs typically offer a higher yield due to the fact that they are somewhat more administratively burdensome to account for. The Core Fixed Income Fund may invest in construction loans.



    CONVERTIBLE SECURITIES--Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, a Fund's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. The Balanced, Capital Appreciation, Equity Income, High Yield Bond, Mid-Cap, Large Cap Growth, Large Cap Value, Tax-Managed Large Cap, Small Cap Growth and Small Cap Value Funds may invest in convertible securities.



    EQUITY SECURITIES--The Balanced, Capital Appreciation, Equity Income, High Yield Bond, Mid-Cap, Large Cap Growth, Large Cap Value, Tax-Managed Large Cap, Small Cap Growth and Small Cap Value Funds may purchase equity securities. Equity securities include common stock, preferred stock, warrants or rights to subscribe to common stock and, in general, any security that is convertible into or exchangeable for common stock. The Large Cap Value, Small Cap Growth, Capital Appreciation and Equity Income Funds may only invest in such securities if they are listed on registered exchanges or actively traded in the over-the-counter market.


    Equity securities represent ownership interests in a company or corporation, and include common stock, preferred stock, and warrants and other rights to acquire such instruments. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate.

    Investments in small or middle capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of small or medium-sized companies are often traded over-the-counter, and may not be traded in volumes typical of securities traded on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

    FIXED INCOME SECURITIES--Fixed income securities are debt obligations issued by corporations, municipalities and other borrowers. The market value of a Fund's fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities. Fixed income securities rated in the fourth highest rating category lack outstanding investment characteristics, and have speculative characteristics as well. Changes by an NRSRO in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of a Fund's securities will not affect cash income derived from these securities but will affect the Fund's net asset value.

    Securities held by a Fund that are guaranteed by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and interest, and do not guarantee the securities' yield or value or the yield or value of a Fund's shares.

    There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates.

    FOREIGN SECURITIES--The Balanced, Capital Appreciation, Equity Income, High Yield Bond, Small Cap Growth, Small Cap Value, Large Cap Growth and Large Cap Value Funds may invest in U.S. dollar denominated obligations or securities of foreign issuers. In addition, the Core Fixed Income and High Yield Bond Funds may invest in Yankee Obligations. Permissible investments may consist of obligations of foreign branches of U.S. banks and foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits, Yankee Certificates of Deposit and investments in Canadian Commercial Paper, foreign securities and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Investing in the securities of foreign companies and the utilization of forward foreign currency contracts involve special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability that could affect U.S. investment in foreign countries and potential restrictions of the flow of international capital and currencies. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

    FORWARD FOREIGN CURRENCY CONTRACTS--A forward contract involves an obligation to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract. A Fund may enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of a Fund's securities denominated in such foreign currency.

    By entering into forward foreign currency contracts, a Fund will seek to protect the value of its investment securities against a decline in the value of a currency. However, these forward foreign currency contracts will not eliminate fluctuations in the underlying prices of the securities. Rather, they simply establish a rate of exchange which one can obtain at some future point in time. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase. At the maturity of a forward contract, a Fund may either sell a portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader, obligating it to purchase, on the same maturity date, the same amount of the foreign currency. A Fund may realize a gain or loss from currency transactions. A Fund will place assets in a segregated account to assure that its obligations under forward foreign currency contracts are covered.

    FUTURES AND OPTIONS ON FUTURES--Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund may use futures contracts and related options for BONA FIDE hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges.

    An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the bonds comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

    In order to avoid leveraging and related risks, when a Fund invests in futures contracts, it will cover its position by depositing an amount of cash or liquid securities equal to the market value of the futures positions held, less margin deposits, in a segregated account and that amount will be marked to market on a daily basis.

    A Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), so long as, to the extent that such transactions are not for "bona fide hedging purposes," the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of the Fund's net assets.


    There are risks associated with these activities, including the following:
(1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund's return.


    ILLIQUID SECURITIES--Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Fund's books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with maturities over seven days in length.


    LOWER RATED SECURITIES--The High Yield Bond Fund will invest in lower-rated bonds commonly referred to as "junk bonds" or high-yield/high-risk securities. Lower rated securities are defined as securities below the fourth highest rating category by an NRSRO. Such obligations are speculative and may be in default. There is no bottom limit on the ratings of high-yield securities that may be purchased or held by the Fund. In addition, the Fund may invest in unrated securities. Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (I.E., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. The market values of fixed-income securities tend to vary inversely with the level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.


    The high yield market is relatively new and its growth has paralleled a long period of economic expansion and an increase in merger, acquisition and leveraged buyout activity. Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, the Fund's advisers could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Furthermore the Trust may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's net asset value.

    Prices for high yield securities may be affected by legislative and regulatory developments. These laws could adversely affect the Fund's net asset value and investment practices, the secondary market value for high yield securities, the financial condition of issuers of these securities and the value of outstanding high yield securities.

    Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the exposure of the Fund to the risks of high yield securities.

    GROWTH OF HIGH-YIELD BOND, HIGH-RISK BOND MARKET. The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector more vulnerable to economic downturns or increased interest rates. Further, an economic downturn could severely disrupt the market for lower rated bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest.

    SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES. Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic down turn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and the Fund's net asset value.

    PAYMENT EXPECTATIONS. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value will decrease in a rising interest rate market, as will the value of the Fund's assets. If the Fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

    TAXES. The Fund may purchase debt securities (such as zero-coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accrues in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements of the tax code. Because the original issue discount earned by the Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

    MONEY MARKET SECURITIES--Each Fund may hold cash reserves and invest in money market instruments (including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements, certificates of deposit and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $500 million as of the end of their most recent fiscal year, high-grade commercial paper and other short-term debt securities) rated at the time of purchase in the top two categories by an NRSRO, or, if not rated, determined by the advisers to be of comparable quality at the time of purchase.

    MORTGAGE-BACKED SECURITIES--The Balanced, Core Fixed Income, and High Yield Bond Funds may, consistent with their respective investment objectives and policies, invest in mortgage-backed securities.

    Mortgage-backed securities in which the Funds may invest represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association ("GNMA") and government-related organizations such as Fannie Mae and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen- and thirty-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and balloon mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages which underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue. Although certain mortgage-backed securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-backed security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. When the mortgage-backed securities held by a Fund are prepaid, the Fund must reinvest the proceeds in securities the yield of which reflects prevailing interest rates, which may be lower than the prepaid security. For this and other reasons, a mortgage-backed security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to a Fund. In addition, regular payments received in respect of mortgage-backed securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

    A Fund may also invest in mortgage-backed securities that are collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans. For purposes of determining the average maturity of a mortgage-backed security in its investment portfolio, the Core Fixed Income

Fund will utilize the expected average life of the security, as estimated in good faith by the Fund's advisers. Unlike most single family residential mortgages, commercial real estate property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid. The provisions generally impose significant prepayment penalties on loans and, in some cases there may be prohibitions on principal prepayments for several years following origination.


    GOVERNMENT PASS-THROUGH SECURITIES: These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, Fannie Mae and the FHLMC. GNMA, Fannie Mae and FHLMC guarantee timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. FHLMC generally guarantees only the ultimate collection of principal of the underlying mortgage loan. Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.



    There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by the GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") that are guaranteed as to the timely payment of principal and interest by GNMA and are backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within HUD. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") that are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by Fannie Mae. Mortgage-backed securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PC's"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae.


    PRIVATE PASS-THROUGH SECURITIES: These are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

    COMMERCIAL MORTGAGE-BACKED SECURITIES ("CMBS"): CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan of sale of the property.

    COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOs"): CMOs are debt obligations of multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier then their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid. Each class of a CMO is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date.

    REMICS: A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae, GNMA or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

    PARALLEL PAY SECURITIES; PAC BONDS: Parallel pay CMOs and REMICS are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

    STRIPPED MORTGAGE-BACKED SECURITIES ("SMBs"): SMBs are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments, while the other class may receive all of the principal payments. The market for SMBs is not as fully developed as other markets; SMBs, therefore, may be illiquid.

    MORTGAGE DOLLAR ROLLS--Mortgage "dollar rolls" are transactions in which mortgage-backed securities are sold for delivery in the current month and the seller simultaneously contracts to repurchase substantially similar securities on a specified future date. The difference between the sale price and the purchase price (plus any interest earned on the cash proceeds of the sale) is netted against the interest income foregone on the securities sold to arrive at an implied borrowing rate. Alternatively, the sale and purchase transactions can be executed at the same price, with a Portfolio being paid a fee as consideration for entering into the commitment to purchase. Mortgage dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by a Fund to buy a security. If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security a Fund is required to repurchase may be worth less than the security that the Fund originally held.

    To avoid any leveraging concerns, a Fund will place U.S. Government or other liquid securities in a segregated account in an amount sufficient to cover its repurchase obligation.

    MUNICIPAL SECURITIES--The Core Fixed Income Fund and High Yield Bond Fund may invest in municipal securities. Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities, and
(ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. The two principal classifications of Municipal Securities are "general obligation" and "revenue" issues. General obligation issues are issues involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues, although the characteristics and method of enforcement of general obligation issues may vary according to the law applicable to the particular issuer. Revenue issues are payable only from the revenues derived from a particular facility or class of facilities or other specific revenue source. A Fund may also invest in "moral obligation" issues, which are normally issued by special purpose authorities. Moral obligation issues are not backed by the full faith and credit of the state and are generally backed by the agreement of the issuing authority to request appropriations from the state legislative body. Municipal Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Certain private activity bonds that are issued by or on behalf of public authorities to finance various privately-owned or operated facilities are included within the term "Municipal Securities." Private activity bonds and industrial development bonds are generally revenue bonds, the credit and quality of which are directly related to the credit of the private user of the facilities.


    Municipal Securities may also include general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, certificates of indebtedness, demand notes, tax-exempt commercial paper, construction loan notes and other forms of short-term, tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. Project notes are issued by a state or local housing agency and are sold by HUD. While the issuing agency has the primary obligation with respect to its project notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the project notes.


    The quality of Municipal Securities, both within a particular classification and between classifications, will vary, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer (or other entity whose financial resources are supporting the securities), general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating(s) of the issue. In this regard, it should be emphasized that the ratings of any NRSRO are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating(s) may have different yields, while Municipal Securities of the same maturity and interest rate with different rating(s) may have the same yield.

    An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

    MUNICIPAL LEASES--The Core Fixed Income Fund may invest in instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities ("municipal lease obligations"). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate funds for, and make the payments due under the lease obligation.

However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing. Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board of Trustees, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation.

    OPTIONS--A Fund may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

    A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency.

    Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

    All options written on indices or securities must be covered. When a Fund writes an option or security on an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

    Each Fund may trade put and call options on securities and securities indices, as the advisers determine is appropriate in seeking the Fund's investment objective, and except as restricted by each Fund's investment limitations as set forth below. See "Investment Limitations."

    The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

    A Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

    A Fund may write covered call options on securities as a means of increasing the yield on its fund and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

    A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the Securities and Exchange Commission that OTC options are generally illiquid.

    The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

    RISK FACTORS. Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

    PAY-IN-KIND BONDS--Investments of the Core Fixed Income and High Yield Bond Funds in fixed-income securities may include pay-in-kind bonds. These are securities which, at the issuer's option, pay interest in either cash or additional securities for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.


    RECEIPTS--Receipts are interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), "Liquid Yield Option Notes" ("LYONs") and "Certificates of Accrual on Treasury Securities" ("CATS"). LYONs, TIGRs and CATS are interests in private proprietary accounts while TRs and Separately Traded Registered Interest and Principal Securities ("STRIPS") (See "U.S. Treasury Obligations") are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying securities. The Capital Appreciation, Core Fixed Income, Equity Income, and Large Cap Value Funds may invest in receipts.



    REITs--REITs are trusts that invest primarily in commercial real estate or real estate-related loans. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. By investing in REITs indirectly through a Fund, shareholders will bear not only the proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of underlying REITs.



    A Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended ("Code") or its failure to maintain exemption from registration under the Investment Company Act of 1940, as amended ("1940 Act").


    REPURCHASE AGREEMENTS--Repurchase agreements are agreements under which securities are acquired from a securities dealer or bank subject to resale on an agreed upon date and at an agreed upon price which includes principal and interest. A Fund involved bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and a Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. An adviser enters into repurchase agreements only with financial institutions that it deems to present minimal risk of bankruptcy during the term of the agreement, based on guidelines that are periodically reviewed by the Board of Trustees. These guidelines currently permit each Fund to enter into repurchase agreements only with approved banks and primary securities dealers, as recognized by the Federal Reserve Bank of New York, which have minimum net capital of $100 million, or with a member bank of the Federal Reserve System. Repurchase agreements are considered to be loans collateralized by the underlying security. Repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the price stated in the agreement. This underlying security will be marked to market daily. The advisers will monitor compliance with this requirement. Under all repurchase agreements entered into by a Fund, the Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent the proceeds of the sale are less than the resale price. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the security and may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor. Repurchase agreements are considered loans under the 1940 Act.

    RESTRICTED SECURITIES--Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933, as amended (the "1933 Act"), or an exemption from registration. Section
4(2) commercial paper is issued in reliance on an exemption from registration under Section 4(2) of the 1933 Act, and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market on such commercial paper.
Rule 144A securities are securities re-sold in reliance on an exemption from registration provided by Rule 144A under the 1933 Act.

    SECURITIES LENDING--Loans are made only to borrowers deemed by the advisers to be in good standing and when, in the judgment of the advisers, the consideration that can be earned currently from such loaned securities justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. Each of the Funds may use the Distributor as a broker in these transactions.

    TIME DEPOSITS--Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.


    U.S. GOVERNMENT AGENCY OBLIGATIONS--Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the FHA and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the FHLMC, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury, and others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Funds' shares.



    U.S. TREASURY OBLIGATIONS--U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury, as well as separately traded interest and principal component parts of such obligations, known as STRIPS that are transferable through the Federal book-entry system.


    U.S. TREASURY RECEIPTS--U.S. Treasury receipts are interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury notes and obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates of receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register.

    VARIABLE OR FLOATING RATE INSTRUMENTS--Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. These instruments may involve a demand feature and may include variable amount master demand notes available through the Custodian. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of a Fund's advisers, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for each Fund. Each Fund's advisers will monitor on an ongoing basis the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

    In case of obligations which include a put feature at the option of the debt holder, the date of the put may be used as an effective maturity date for the purpose of determining weighted average portfolio maturity.

    WARRANTS--Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a given price during a specified period.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES--When-Issued securities are securities that involve the purchase of debt obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing when-issued obligations results in leveraging, and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery. A Fund will establish a segregated account with the Custodian and maintain liquid assets in an amount at least equal in value to that Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund involved will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.


    One form of when-issued or delayed-delivery security that a Fund may purchase is a TBA mortgage-backed security. A TBA mortgage-backed security transaction arises when a mortgage-backed security, such as a GNMA pass-through security, is purchased or sold with specific pools that will constitute that GNMA pass-through security to be announced on a future settlement date.



    YANKEE OBLIGATIONS--Yankee obligations ("Yankees") are U.S. dollar-denominated instruments of foreign issuers who either register with the Securities and Exchange Commission or issue securities under Rule 144A of the 1933 Act, as amended. These consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and bankers' acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government. Yankee obligations as obligations of foreign issuers, are subject to the same types of risks discussed in "Securities of Foreign Issuers," above.


    The yankee obligations selected for the Funds will adhere to the same quality standards as those utilized for the selection of domestic debt obligations.


    YEAR 2000 TRANSITION--The Fund and its service providers do not appear to have been adversely affected by computer problems related to the transition to the year 2000. However, there remains a risk that such problems could arise or be discovered in the future. Year 2000 related problems also may negatively affect issuers whose securities the Fund purchases, which could have an impact on the value of your investment.


    ZERO COUPON, PAY-IN-KIND AND DEFERRED PAYMENT SECURITIES--Zero coupon securities are securities that are sold at a discount to par value and securities on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received "phantom income" annually. Because a Fund will distribute its "phantom income" to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, a Fund will have fewer assets with which to purchase income producing securities. In the event of adverse market conditions, zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuations in value and may be less liquid than comparably rated securities paying cash interest at regular interest payment periods. STRIPS and Receipts (TRs, TIGRs, LYONs and CATS) are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities. The Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing cash to satisfy income distribution requirements. A Fund accrues income with respect to the securities prior to the receipt of cash payments. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

    CORPORATE ZERO COUPON SECURITIES--Corporate zero coupon securities are:
(i) notes or debentures which do not pay current interest and are issued at substantial discounts from par value, or (ii) notes or debentures that pay no current interest until a stated date one or more years into the future, after which date the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance, and may also make interest payments in kind (E.G., with identical zero coupon securities). Such corporate zero coupon securities, in addition to the risks identified above, are subject to the risk of the issuer's failure to pay interest and repay principal in accordance with the terms of the obligation.

                             INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

No Fund may:

1. With respect to 75% of its assets, (i) purchase the securities of any issuer (except securities issued or guaranteed by the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.

3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowings. To the extent that its borrowings exceed 5% of its assets, (i) all borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce income; and (ii) asset coverage of at least 300% is required.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be loaned to other parties, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies;
    (ii) enter into repurchase agreements; and (iii) lend its securities.


5. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.


6. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the Securities and Exchange Commission (the "SEC").

7. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

8. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

    The foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security. These investment limitations and the investment limitations in each Prospectus are fundamental policies of the Trust and may not be changed without shareholder approval.

NON-FUNDAMENTAL POLICIES
No Fund may:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund's fundamental limitation on borrowing.

2.  Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that each Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or an order of exemption therefrom.

5. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

6. Purchase securities which are not readily marketable, if, in the aggregate, more than 15% of its total assets would be invested in such securities.

    Under rules and regulations established by the SEC, a Fund is typically prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the total Fund's assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. However, certain Funds may rely upon SEC exemptive orders issued to the Trust which permit the Funds to invest in other investment companies beyond these percentage limitations. A Fund's purchase of such investment company securities results in the bearing of expenses such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

    Each of the foregoing percentage limitations (except with respect to the limitation on investing in illiquid securities) apply at the time of purchase. These limitations are non-fundamental and may be changed by the Trust's Board of Trustees without a vote of shareholders.

                             DESCRIPTION OF RATINGS

DESCRIPTION OF CORPORATE BOND RATINGS


    The following descriptions of corporate bond ratings have been published by Moody's, S&P, Duff and Phelps, Inc. ("Duff"), Fitch Investor's Services, Inc. ("Fitch"), IBCA Limited ("IBCA") and Thomson BankWatch ("Thomson"), respectively.


DESCRIPTION OF MOODY'S LONG-TERM RATINGS

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

DESCRIPTION OF S&P'S LONG-TERM RATINGS

INVESTMENT GRADE

AAA Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

DESCRIPTION OF DUFF'S LONG-TERM RATINGS

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+ High credit quality. Protection factors are strong.

AA- Risk is modest but may vary slightly from time to time because of economic conditions.

A+  Protection factors are average but adequate. However,

A-  risk factors are more variable and greater in periods of economic stress.

BBB+ Below average protection factors but still considered

BBB- sufficient for prudent investment. Considerable variability in risk during economic cycles.

DESCRIPTION OF FITCH'S LONG-TERM RATINGS

INVESTMENT GRADE BOND

AAA Bonds rated AAA are judged to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times greater than interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions.

AA Bonds rated AA are judged to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

A Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

DESCRIPTION OF IBCA'S LONG-TERM RATINGS

AAA Obligations rated AAA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

AA Obligations for which there is a very low expectation of investment risk are rated AA. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

A Bonds rated A are obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

BBB Bonds rated BBB are obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

DESCRIPTION OF THOMSON'S LONG-TERM DEBT RATINGS

INVESTMENT GRADE

AAA Bonds rated AAA indicate that the ability to repay principal and interest on a timely basis is very high.

AA Bonds rated AA indicate a superior ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

A Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

BBB Bonds rated BBB indicate an acceptable capacity to repay principal and interest. Issues rated BBB are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

    The following descriptions of commercial paper ratings have been published by Moody's, Standard and Poor's, Duff and Phelps, Fitch, IBCA and Thomson BankWatch, respectively.

DESCRIPTION OF MOODY'S SHORT-TERM RATINGS

    PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

    - Leading market positions in well-established industries.

    - High rates of return on funds employed.

    - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

    - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

    - Well-established access to a range of financial markets and assured sources of alternate liquidity.

    PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P'S SHORT-TERM RATINGS

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Debt determined to possess extremely strong safety characteristics is denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

DESCRIPTION OF DUFF'S SHORT-TERM RATINGS

Duff 1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

Duff 1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

Duff 1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors.
                 Risk factors are very small.

    GOOD GRADE

Duff 2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

DESCRIPTION OF FITCH'S SHORT-TERM RATINGS

F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+"

F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned
                 "F-1+" and "F-1" ratings.

LOC The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

DESCRIPTION OF IBCA'S SHORT-TERM RATINGS (UP TO 12 MONTHS)

A1+ Obligations supported by the highest capacity for timely repayment.

A1 Obligations supported by a strong capacity for timely repayment.

A2 Obligations supported by a satisfactory capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic, or financial conditions.

DESCRIPTION OF THOMSON'S SHORT-TERM RATINGS

TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2 The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

                      THE ADMINISTRATOR AND TRANSFER AGENT



    SEI Investments Fund Management ("SEI Management" or the "Administrator") provides the Trust with overall administrative services, regulatory reporting, all necessary office space, equipment, personnel and facilities, and acts as dividend disbursing agent. SEI Management also serves as transfer agent (the "Transfer Agent") for the Funds.



    The Trust and SEI Management has entered into an Administration Agreement ("the Administration Agreement"). The Administration Agreement provides that the Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of SEI Management in the performance of its duties or from reckless disregard of its duties and obligations thereunder.



    The continuance of the Administration Agreement must be specifically approved at least annually (i) by the vote of a majority of the Trustees or by the vote of a majority of the outstanding voting securities of the Fund, and
(ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Administration Agreement or an "interested person" (as that term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Administration Agreement is terminable at any time as to any Fund without penalty by the Trustees of the Trust, by a vote of a majority of the outstanding shares of the Fund or by SEI Management on not less than 30 days' nor more than 60 days' written notice.



    The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds, Inc., The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CNI Charter Funds, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Huntington Funds, The Nevis Funds, Oak Associates Funds, The Parkstone Advantage Fund, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds and U.A.M. Funds, Inc. II each of which is distributed by SEI Investments Distribution Co. (Distributor).



    If operating expenses of any Fund exceed applicable limitations, SEI Management will pay such excess. SEI Management will not be required to bear expenses of any Fund to an extent which would result in the Portfolio's inability to qualify as a regulated investment company under provisions of the Code. The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.

    For the fiscal years ended September 30, 1997, 1998 and 1999, the Funds paid fees to the Administrator as follows:



                                                ADMINISTRATION FEES              ADMINISTRATION FEES
                                                     PAID (000)                      WAIVED (000)
                                           ------------------------------   ------------------------------
                                             1997       1998       1999       1997       1998       1999
                                           --------   --------   --------   --------   --------   --------
Large Cap Value Fund.....................   $2,279     $4,109     $7,270      $  0       $  0       $  0
Large Cap Growth Fund....................   $2,156     $4,091     $7,399      $  0       $  0       $  0
Tax-Managed Large Cap Fund...............        *     $  162     $1,467         *       $  0       $  0
Small Cap Value Fund.....................   $  771     $1,460     $1,787      $  0       $  0       $  0
Small Cap Growth Fund....................   $1,441     $2,041     $2,546      $  0       $  0       $  0
Mid-Cap Fund.............................   $   97     $  141     $  132      $  4       $  0       $  0
Capital Appreciation Fund................   $  657     $  511     $  416      $  0       $  0       $  0
Equity Income Fund.......................   $  663     $  518     $  365      $  0       $  0       $  0
Balanced Fund............................   $  176     $  186     $  208      $  3       $  0       $  0
Core Fixed Income Fund...................   $2,235     $3,419     $5,324      $108       $ 23       $  0
High Yield Bond Fund.....................   $  501     $  940     $1,287      $ 82       $105       $159


------------------------

 * Not in operation during such period.


                          THE ADVISER AND SUB-ADVISERS



    SEI Investments Management Corporation ("SIMC" or the "Adviser") is a wholly-owned subsidiary of SEI Investments, a financial services company. The principal business address of SIMC and SEI Investments is Oaks, Pennsylvania, 19456. SEI Investments was founded in 1968, and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. Affiliates of SIMC have provided consulting advice to institutional investors for more than 20 years, including advice regarding selection and evaluation of sub-advisers. SIMC and its affiliates currently serves as adviser or administrator to more than 46 investment companies, including more than 387 funds, SIMC had more than $56 billion in assets as of December 31, 1999.



    SIMC is the investment Adviser for each of the Funds, and operates as a "manager of managers." As Adviser, SIMC oversees the investment advisory services provided to the Funds and manages the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements with SIMC, and under the supervision of the Adviser and the Board of Trustees, a number of sub-advisers (the "Sub-Advisers") are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. Sub-Advisers are selected for the Funds based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively a Sub-Adviser's skills and investment results in managing assets for specific asset classes, investment styles and strategies.


    Subject to Board review, SIMC allocates and, when appropriate, reallocates the Funds' assets among Sub-Advisers, monitors and evaluates Sub-Adviser performance, and oversees Sub-Adviser compliance with the Funds' investment objectives, policies and restrictions. SIMC HAS ULTIMATE RESPONSIBILITY FOR THE INVESTMENT PERFORMANCE OF THE FUNDS DUE TO ITS RESPONSIBILITY TO OVERSEE SUB-ADVISERS AND RECOMMEND THEIR HIRING, TERMINATION AND REPLACEMENT.

    For its advisory services, SIMC is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates (shown as a percentage of the average daily net assets of each Fund):



Large Cap Value Fund........................................    0.35%
Large Cap Growth Fund.......................................    0.35%
Tax-Managed Large Cap Fund..................................    0.35%
Small Cap Value Fund........................................    0.65%
Small Cap Growth Fund.......................................    0.65%
Mid-Cap Fund................................................    0.40%
Capital Appreciation Fund...................................    0.35%
Equity Income Fund..........................................    0.35%
Balanced Fund...............................................    0.35%
Core Fixed Income Fund......................................    0.28%
High Yield Bond Fund........................................    0.49%



    SIMC pays the Sub-Advisers a fee out of its advisory fee which is based on a percentage of the average monthly market value of the assets managed by each Sub-Advisor.



    The Advisory Agreement and certain of the Sub-Advisory Agreements provide that SIMC (or any Sub-Adviser) shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder. In addition, certain of the Sub-Advisory Agreements provide that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder.



    The continuance of each Advisory and Sub-Advisory Agreement must be specifically approved at least annually (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees, and (ii) by the vote of a majority of the Trustees who are not parties to such Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory or Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser (or Sub-Adviser) or by the Adviser (or Sub-Adviser) on 90 days' written notice to the Trust.



    SIMC and the Trust have obtained an exemptive order from the SEC that permits SIMC, with the approval of the Trust's Board of Trustees, to retain Sub-Advisers unaffiliated with SIMC for the Funds without submitting the Sub-Adviser agreements to a vote of the Fund's shareholders. The exemptive relief permits SIMC to disclose only the aggregate amount payable by SIMC to the Sub-Advisers under all such Sub-Adviser agreements for each Fund. The Funds will notify shareholders in the event of any addition or change in the identity of its Sub-Advisers.

    For the fiscal years ended September 30, 1997, 1998 and 1999, the Funds paid advisory fees as follows:



                                                                                  ADVISORY FEES
                                            ADVISORY FEES PAID (000)               WAIVED (000)
                                         ------------------------------   ------------------------------
                                           1997       1998       1999       1997       1998       1999
                                         --------   --------   --------   --------   --------   --------
Large Cap Value Fund...................   $2,279     $4,109     $7,270      $  0       $  0      $    0
Large Cap Growth Fund..................   $2,157     $4,676     $7,399      $308       $584      $1,057
Tax-Managed Large Cap Fund.............        *     $  185     $1,468         *       $ 23      $  209
Small Cap Value Fund...................   $1,432     $2,711     $3,319      $  0       $  0      $    0
Small Cap Growth Fund..................   $2,675     $3,791     $4,729      $  0       $  0      $    0
Mid-Cap Fund...........................   $  115     $  162     $  151      $  0       $  0      $    0
Capital Appreciation Fund..............   $  657     $  585     $  393      $ 94       $ 73      $   82
Equity Income Fund.....................   $  662     $  592     $  355      $ 95       $ 74      $   63
Balanced Fund..........................   $  178     $  213     $  208      $ 26       $ 27      $   30
Core Fixed Income Fund.................   $2,301     $3,358     $5,229      $  0       $  0      $    0
High Yield Bond Fund...................   $  812     $1,309     $2,014      $  0       $  0      $    0


------------------------

 * Not in operation during such period.


    For the fiscal years ended September 30, 1997, 1998 and 1999, SIMC paid sub-advisory fees as follows:



                                                               SUB-ADVISORY FEES PAID (000)
                                                              ------------------------------
                                                                1997       1998       1999
                                                              --------   --------   --------
Large Cap Value Fund........................................   $1,284     $2,230     $4,283
Large Cap Growth Fund.......................................   $1,263     $1,762     $4,380
Tax-Managed Large Cap Fund..................................        *     $   72     $  850
Small Cap Value Fund........................................   $1,061     $2,030     $2,381
Small Cap Growth Fund.......................................   $1,966     $2,386     $3,533
Mid-Cap Fund................................................   $   71     $   96     $   94
Capital Appreciation Fund...................................   $  359     $  274     $  223
Equity Income Fund..........................................   $  369     $  277     $  195
Balanced Fund...............................................   $  102     $  104     $  119
Core Fixed Income Fund......................................   $  950     $1,508     $2,350
High Yield Bond Fund........................................   $  585     $  892     $1,372


------------------------

 * Not applicable during such period.


                                THE SUB-ADVISERS



    ALLIANCE CAPITAL MANAGEMENT L.P.--Alliance Capital Management L.P. ("Alliance") serves as a Sub-Adviser for a portion of the assets of the Large Cap Growth Fund. As of November 30, 1999, Alliance managed over $344.3 billion in assets.



    ARTISAN PARTNERS LIMITED PARTNERSHIP--Artisan Partners Limited Partnership ("Artisan") serves as a Sub-Adviser for a portion of the assets of the Small Cap Value Fund. As of November 30, 1999, Artisan had approximately $5.1 billion in assets under management.



    BLACKROCK FINANCIAL MANAGEMENT, INC.--BlackRock Financial Management, Inc. ("BlackRock") serves as a Sub-Adviser for a portion of the assets of the Core Fixed Income Fund. As of November 30, 1999, BlackRock had $160.4 billion in assets under management.

    BOSTON PARTNERS ASSET MANAGEMENT, L.P.--Boston Partners Asset Management, L.P. ("BPAM") serves as a Sub-Adviser for a portion of the assets of the Small Cap Value Fund. As of November 30, 1999, BPAM had approximately $10.2 billion in assets under management.



    CREDIT SUISSE ASSET MANAGEMENT, LLC/AMERICAS--Credit Suisse Asset Management, LLC/Americas ("Credit Suisse") serves as the Sub-Adviser for the High Yield Bond Fund. Credit Suisse together with its predecessor firms, has been engaged in the investment advisory business for more than 50 years. As of November 30, 1999, Credit Suisse managed approximately $196 billion in assets.



    FIRSTAR INVESTMENT RESEARCH & MANAGEMENT COMPANY, LLC--Firstar Investment Research & Management Company, LLC ("FIRMCO") serves as a Sub-Adviser for a portion of the assets of the Core Fixed Income Fund. As of November 30, 1999, it had approximately $25.5 billion in assets under management.



    HIGHMARK CAPITAL MANAGEMENT, INC.--HighMark Capital Management, Inc. ("HighMark") serves as a Sub-Adviser to a portion of the assets of the Equity Income Fund. As of September 30, 1999, HighMark had approximately $18.9 billion in assets under management.



    LSV ASSET MANAGEMENT, L.P.--LSV Asset Management, L.P. ("LSV") serves as a Sub-Adviser to a portion of the assets of the Large Cap Value and Small Cap Value Funds. The general partners of LSV developed a quantitative value investment philosophy that has been used to manage assets over the past
7 years. As of December 31, 1999, LSV managed approximately $6 billion in client assets.



    MARTINGALE ASSET MANAGEMENT, L.P.--Martingale Asset Management, L.P. ("Martingale") serves as a Sub-Adviser to the Mid-Cap Fund. As of November 30, 1999, Martingale had approximately $34.6 in assets under management.



    MAZAMA CAPITAL MANAGEMENT, LLC--Mazama Capital Management, LLC ("Mazama"), serves as a Sub-Adviser for a portion of the assets of the Small Cap Growth Fund. Mazama is a limited liability company that is registered as an investment adviser. As of November 30, 1999, Mazama currently had approximately
$132.3 million in assets under management.



    MELLON EQUITY ASSOCIATES, LLP--Mellon Equity Associates, LLP ("Mellon Equity") serves as a Sub-Adviser to a portion of the assets of each of the Large Cap Value and Small Cap Value Funds. Mellon Equity had discretionary management authority with respect to approximately $35.7 billion of assets as of November 30, 1999.



    NICHOLAS-APPLEGATE CAPITAL MANAGEMENT--Nicholas-Applegate Capital Management ("Nicholas-Applegate") serves as a Sub-Adviser to a portion of the assets of the Small Cap Growth Fund. As of November 30, 1999, Nicholas-Applegate had discretionary management authority with respect to approximately $32.8 billion in assets.



    NOMURA CORPORATE RESEARCH AND ASSET MANAGEMENT INC.--Nomura Corporate Research and Asset Management Inc. ("Nomura") serves as a Sub-Adviser to a portion of the assets of the High Yield Bond Fund. As of November 30, 1999, Nomura had approximately $2.6 billion in assets under management.



    PROVIDENT INVESTMENT COUNSEL, INC.--Provident Investment Counsel, Inc. ("Provident") serves as a Sub-Adviser for a portion of the assets of the Large Cap Growth Fund. As of November 30, 1999, Provident had over $18 billion in client assets under management.



    RS INVESTMENT MANAGEMENT, L.P.--RS Investment Management, L.P. ("RSIM"), acts as a Sub-Adviser for a portion of the assets of the Small Cap Growth Fund. As of November 30, 1999, RSIM had approximately $6.48 billion in assets under management.

    SANFORD C. BERNSTEIN & CO., INC.--Sanford C. Bernstein & Co., Inc. ("Bernstein"), serves as a Sub-Adviser to a portion of the assets of the Large Cap Value Fund. Bernstein was founded in 1967, and as of September 30, 1999, had approximately $84.82 billion in assets under management.



    SAWGRASS ASSET MANAGEMENT, LLC--Sawgrass Asset Management, L.L.C. ("Sawgrass") serves as a Sub-Adviser for a portion of the assets of the Small Cap Growth Fund. As of November 30, 1999, Sawgrass had approximately
$563 million in assets under management.



    SECURITY CAPITAL GLOBAL CAPITAL MANAGEMENT GROUP INCORPORATED--Security Capital Global Capital Management Group Incorporated ("Security Capital") serves as a Sub-Adviser to a portion of the assets of the Small Cap Value Fund. As of November 30, 1999, Security Capital had approximately $1.32 billion in assets under management.



    STI CAPITAL MANAGEMENT, N.A.--STI Capital Management, L.P. ("STI") serves as a Sub-Adviser to a portion of the assets of the Capital Appreciation Fund. As of December 31, 1999, STI had approximately $14.1 in assets under management.



    TCW FUNDS MANAGEMENT INC.--TCW Funds Management Inc. ("TCW") acts as a Sub-Adviser for a portion of the assets of the Large Cap Growth Fund. As of November 30, 1999, TCW had approximately $66.2 billion of assets under management.



    WALL STREET ASSOCIATES--Wall Street Associates ("WSA") serves as a Sub-Adviser for a portion of the assets of the Small Cap Growth Fund. As of November 30, 1999, WSA had approximately $1.8 billion in assets under management.



    WESTERN ASSET MANAGEMENT COMPANY--Western Asset Management Company ("Western") serves as a Sub-Adviser for a portion of the assets of the Core Fixed Income Fund. As of December 31, 1999, Western managed approximately $59.46 billion in client assets.


                     DISTRIBUTION AND SHAREHOLDER SERVICING


    The Trust has adopted a Distribution Agreement for the Funds. The Trust has also adopted a Distribution Plan (the "Class D Plan") for the Class D shares of the Small Cap Growth Fund in accordance with the provisions of Rule 12b-1 under the 1940 Act which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. In this regard, the Board of Trustees has determined that the Class D Plan and the Distribution Agreement are in the best interests of the shareholders. Continuance of the Class D Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Qualified Trustees, as defined in the Class D Plan. The Class D Plan requires that quarterly written reports of amounts spent under the Class D Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Class D Plan may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding shares of the Fund or class affected. All material amendments of the Class D Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.


    The Class D Plan provides that the Trust will pay a fee of up to .30% of the average daily net assets of the Small Cap Growth Fund's Class D shares that the Distributor can use to compensate broker-dealers and service providers, including SEI Investments Distribution Co. and its affiliates, which provide distribution-related services to the Small Cap Growth Fund Class D shareholders or their customers who beneficially own Class D shares.


    The distribution-related services that may be provided under the Class D Plan include establishing and maintaining customer accounts and records; aggregating and processing purchase and redemption requests from customers; placing net purchase and redemption orders with the Distributor; and automatically investing customer account cash balances.

    Except to the extent that the Manager and Advisers benefitted through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee of the Trust who is not an interested person of the Trust had a direct or indirect financial interest in the operation of the Plan or related agreements.

    The Funds have also adopted a shareholder servicing plan for their Class A shares (the "Service Plan"). Under the Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.


    Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.



    For the fiscal year ended September 30, 1999, the Funds incurred the following distribution expenses:



                                                                          AMOUNT PAID TO
                                                                          3RD PARTIES BY
                                                                         THE DISTRIBUTOR
                                                                         FOR DISTRIBUTION
                                                               TOTAL     RELATED SERVICES
FUND/CLASS                                                   ($AMOUNT)      ($AMOUNT)
----------                                                   ---------   ----------------
CLASS D
  Small Cap Growth Fund....................................  $5,365.73      $5,365.73


                       TRUSTEES AND OFFICERS OF THE TRUST

    The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.


    The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following:
The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CNI Charter Funds, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Huntington Funds, The Nevis Fund, Inc., Oak Associates Funds, The Parkstone Advantage Fund, The Parkstone Group of Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust and TIP Funds, each of which is an open-end management investment company managed by SEI Investments Fund Management or its affiliates.



    ROBERT A. NESHER (DOB 08/17/46)--Chairman of the Board of
Trustees*--Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice

President of SEI Investments, 1986-1994. Director and Executive Vice President of the Adviser, the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, The Expedition Funds, Oak Associates Funds, Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.



    WILLIAM M. DORAN (DOB 05/26/40)--Trustee*--1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Adviser, the Administrator and the Distributor. Director of SEI Investments since 1974; Secretary of SEI Investments since 1978. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.



    F. WENDELL GOOCH (DOB 12/03/32)--Trustee**--President, Orange County Publishing Co., Inc.; Publisher, Paoli News and Paoli Republican; and Editor, Paoli Republican, October 1981-January 1997. President, H&W Distribution, Inc., since July 1984. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981. Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds and STI Classic Variable Trust.



    JAMES M. STOREY (DOB 04/12/31)--Trustee**--Partner, Dechert Price & Rhoads, September 1987-December 1993. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.



    GEORGE J. SULLIVAN, JR. (DOB 11/13/42)--Trustee**--Chief Executive Officer, Newfound Consultants Inc. since April 1997. General Partner, Teton Partners, L.P., June 1991-December 1996; Chief Financial Officer, Noble Partners, L.P., March 1991-December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, Navigator Securities Lending Trust, since 1995. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.



    EDWARD D. LOUGHLIN (DOB 03/07/51)--President and Chief Executive Officer--Executive Vice President and President--Asset Management Division of SEI Investments since 1993. Executive Vice President of the Adviser and the Administrator since 1994. Senior Vice President of the Distributor, 1986-1991; Vice President of the Distributor, 1981-1986.



    TODD B. CIPPERMAN (DOB 02/14/66)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of SEI Investments, the Adviser, the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm), 1991-1994.



    CHRISTINE M. MCCULLOUGH (DOB 12/05/60)--Vice President and Assistant Secretary--Employed by SEI Investments since November 1, 1999. Vice President and Assistant Secretary of the Administrator and Distributor since December 1999. Associate, Montgomery, Walker and Rhoads (law firm), 1990-1991.



    JAMES R. FOGGO (DOB 06/30/64)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of SEI Investments since January 1998. Vice President of the Administrator and Distributor since May 1999. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995. Operations Manager, The Shareholder Services Group, Inc., 1986-1990.

    LYDIA A. GAVALIS (DOB 06/05/64)--Vice President and Assistant
Secretary--Vice President and Assistant Secretary of SEI Investments, the Adviser, the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.



    KATHY HEILIG (DOB 12/21/58)--Vice President and Assistant Secretary--Treasurer of SEI Investments since 1997; Vice President of SEI Investments since 1991. Vice President and Treasurer of the Adviser and the Administrator since 1997. Assistant Controller of SEI Investments and Vice President of the Distributor since 1995. Director of Taxes of SEI Investments, 1987-1991. Tax Manager, Arthur Andersen LLP prior to 1987.



    CYNTHIA M. PARRISH (DOB 10/23/59)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the SEI Investments, the Adviser, the Administrator and the Distributor since August 1997. Branch Chief, Division of Enforcement, U.S. Securities and Exchange Commission,
January 1995-August 1997. Senior Counsel--Division of Enforcement, U.S. Securities and Exchange Commission, September 1992-January 1995. Staff Attorney--Division of Enforcement, U.S. Securities and Exchange Commission, January 1995-August 1997.



    TIMOTHY D. BARTO (DOB 3/28/68)--Vice President and Assistant
Secretary--Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of the Administrator and Distributor since December 1999. Associate at Dechert Price & Rhoads, 1997-1999. Associate at Richer, Miller & Finn, 1994-1997.



    EDWARD T. SEARLE (DOB 04/03/54)--Vice President and Associate
Secretary--Employed by SEI Investments since August 1999. Vice President and Assistant Secretary of the Administrator and Distributor since December 1999. Associate at Drinker Biddle & Reath LLP, 1998-1999. Associate at Ballard, Spahr, Andrews & Ingersoll, LLP, 1995-1998.



    KEVIN P. ROBINS (DOB 04/15/61)--Vice President and Assistant Secretary--Senior Vice President and General Counsel of SEI Investments, the Adviser, the Administrator and the Distributor since 1994. Assistant Secretary of SEI Investments since 1992; Secretary of the Adviser and the Administrator since 1994. Vice President, General Counsel and Assistant Secretary of the Adviser, the Administrator and the Distributor, 1992-1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1988-1992.



    LYNDA J. STRIEGEL (DOB 10/30/48)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of SEI Investments, the Adviser, the Administrator and the Distributor since 1998. Senior Asset Management Counsel, Barnett Banks, Inc., 1997-1998. Partner, Groom and Nordberg, Chartered, 1996-1997. Associate General Counsel, Riggs Bank, N.A., 1991-1995.



    RICHARD W. GRANT (DOB 10/25/45)--Secretary--1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Adviser, the Administrator and the Distributor.



    MARK E. NAGLE (DOB 10/20/59)--Controller and Chief Financial Officer--President of the Administrator and Senior Vice President of SEI Investments Mutual Funds Services Operations Group since 1998. Vice President of the Administrator and Vice President of Fund Accounting and Administration of SEI Investments Mutual Funds Services, 1996-1998. Vice President of the Distributor since December 1997. Senior Vice President, Fund Administration, BISYS Fund Services, September 1995-November 1996. Senior Vice President and Site Manager, Fidelity Investments 1981-September 1995.


------------------------


 * Messrs. Nesher and Doran are Trustees who may be deemed to be "interested persons" of the Trust as the term is defined in the 1940 Act.



** Messrs. Gooch, Storey and Sullivan serve as members of the Audit Committee of the Trust.



    The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

    Compensation of officers and affiliated Trustees of the Trust is paid by the Administrator. The Trust pays the fees for unaffiliated Trustees. For the fiscal year ended September 30, 1999, the Trust paid the following amounts to the Trustees.



                                        AGGREGATE           PENSION OR                            TOTAL COMPENSATION FROM
                                      COMPENSATION      RETIREMENT BENEFITS   ESTIMATED ANNUAL      REGISTRANT AND FUND
                                     FROM REGISTRANT    ACCRUED AS PART OF     BENEFITS UPON      COMPLEX PAID TO TRUSTEES
NAME OF PERSON AND POSITION          FOR FYE 9/30/98       FUND EXPENSES         RETIREMENT           FOR FYE 9/30/99
---------------------------         -----------------   -------------------   ----------------   --------------------------
Robert A. Nesher, Trustee*.......        $     0                $0                   $0          $0 for services on
                                                                                                 8 boards
William M. Doran, Trustee*.......        $     0                $0                   $0          $0 for services on
                                                                                                 8 boards
F. Wendell Gooch, Trustee**......        $29,190                $0                   $0          $108,250 for services on
                                                                                                   8 boards
James M. Storey, Trustee**.......        $28,502                $0                   $0          $108,250 for services on
                                                                                                   8 boards
Frank E. Morris, Trustee***......        $ 6,808                $0                   $0          $25,750 for services on
                                                                                                   8 boards
George J. Sullivan, Trustee**....        $28,483                $0                   $0          $108,250 for services on
                                                                                                   8 boards


------------------------


Mr. Edward W. Binshadler is a Trustee Emeritus of the Trust. Mr. Binshadler serves as a consultant to the Audit Committee and receives as compensation, $5,000 per Audit Committee meeting attended.


------------------------


  * Messrs. Nesher and Doran are Trustees who may be deemed to be "interested persons" of the Trust as the term is defined in the 1940 Act.



 ** Messrs. Gooch, Storey and Sullivan serve as members of the Audit Committee of the Trust.



*** Mr. Morris retired on December 31, 1998.



    The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.



    Compensation of officers and affiliated Trustees of the Trust is paid by the Administrator. The Trust pays the fees for unaffiliated Trustees. For the fiscal year ended September 30, 1999, the Trust paid the following amounts to the Trustees.

                                  PERFORMANCE

    From time to time, each Fund may advertise yield and/or total return. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of a Fund refers to the annualized income generated by an investment in such Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period is generated each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

                            6
    Yield =2[((a-b)/cd) + 1) -1], where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.


    Based on the foregoing, the 30-day yield for the Funds for the 30-day period ended September 30, 1999 were as follows:



FUND                                                          30-DAY YIELD
----                                                          ------------
CLASS A
  Large Cap Value Fund......................................      1.29%
  Large Cap Growth Fund.....................................      0.00%
  Tax-Managed Large Cap Fund................................      0.76%
  Small Cap Value Fund......................................      0.55%
  Small Cap Growth Fund.....................................      0.00%
  Mid-Cap Fund..............................................      0.52%
  Capital Appreciation Fund.................................      0.41%
  Equity Income Fund........................................      2.05%
  Balanced Fund.............................................      2.48%
  Core Fixed Income Fund....................................      5.66%
  High Yield Bond Fund......................................      8.77%
CLASS D
  Small Cap Growth Fund.....................................      0.00%


    The total return of a Fund refers to the average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula:

            n
    P(1 + T) = ERV, where P = a hypothetical initial payment of $1,000;
T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

    Based on the foregoing, the average annual total returns for the Funds from inception through and for the one, five and ten year periods ended
September 30, 1999, were as follows:



                                                                     AVERAGE ANNUAL TOTAL RETURN
                                                         ---------------------------------------------------
                                                           ONE           FIVE          TEN           SINCE
FUND                        CLASS                          YEAR          YEAR          YEAR        INCEPTION
----                        -----                        --------      --------      --------      ---------
Large Cap Value Fund        Class A(7).................   17.13%        20.09%        12.27%         11.80%

Large Cap Growth Fund       Class A(6).................   37.74%         *             *             28.68%

Tax-Managed Large Cap Fund  Class A(11)................   32.60%         *             *             16.73%

Small Cap Value Fund        Class A(6).................    4.47%         *             *             13.06%

Small Cap Growth Fund       Class A(9).................   55.00%        19.07%         *             18.44%
                            Class D(10) (no load)......   54.58%        18.71%         *             17.07%
                            Class D(10) (load).........   46.80%        17.49%         *             15.96%

Mid-Cap Fund                Class A(8).................   16.53%        14.42%         *             12.51%

Capital Appreciation Fund   Class A(2).................   23.13%        20.77%        14.91%         16.08%

Equity Income Fund          Class A(4).................   15.35%        17.83%        13.08%         14.39%

Balanced Fund               Class A(1).................   11.22%        14.55%         *             11.75%

Core Fixed Income Fund      Class A(3).................   (0.96)%        7.97%         7.38%          7.52%

High Yield Bond Fund        Class A(5).................    3.51%         *             *             10.24%


------------------------

 * Not in operation during period.

(1) Commenced operations August 7, 1990.

(2) Commenced operations March 1, 1988.

(3) Commenced operations May 4, 1987.

(4) Commenced operations June 2, 1988.

(5) Commenced operations January 11, 1995.

(6) Commenced operations December 20, 1994.

 (7) Commenced operations April 20, 1987.

 (8) Commenced operations February 16, 1993.

 (9) Commenced operations April 20, 1992.

(10) Commenced operations May 2, 1994.


(11) Commenced operations March 4, 1998.


    The Funds may, from time to time, compare their performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds or to unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs.

                       PURCHASE AND REDEMPTION OF SHARES

    The purchase and redemption price of shares is the net asset value of each share. A Fund's securities are valued by SEI Management pursuant to valuations provided by an independent pricing service (generally the last quoted sale price). Fund securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each Business Day (defined as days on which the New York Stock Exchange is open for business ("Business Day")) or, if there is no such reported sale, at the most recently quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. The pricing service may also use a matrix system to determine valuations. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

    Information about the market value of each portfolio security may be obtained by SEI Management from an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the pricing service may use a matrix system to determine valuations of fixed income securities. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures used by the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

    Securities with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Trust would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield that would result from investment in a company utilizing solely market values, and existing shareholders in the Fund would experience a lower yield. The converse would apply during a period of rising interest rates.

    It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of readily marketable securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

    A gain or loss for federal income tax purposes may be realized by a taxable shareholder upon an in-kind redemption depending upon the shareholder's basis in the shares of the Trust redeemed.

    Purchases and redemptions of shares of the Funds may be made on any day the New York Stock Exchange is open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the New York Stock Exchange, the Manager, the Distributor, and/or the Custodian are not open for business.

REDUCTIONS IN SALES CHARGES

    In calculating the sales charge rates applicable to current purchases of Class D shares, members of the following affinity groups and clients of the following broker-dealers, each of which has entered into an agreement with the Distributor, are entitled to the following percentage-based discounts from the otherwise applicable sales charge:

                                                          PERCENTAGE   DATE OFFER
NAME OF GROUP                                              DISCOUNT      STARTS
-------------                                             ----------   ----------
BHC Securities, Inc. ...................................      10%      12/29/94
First Security Investor Services, Inc. .................      10%      12/29/94

    Those members or clients who take advantage of a percentage-based reduction in the sales charge during the offering period noted above may continue to purchase shares at the reduced sales charge rate after the offering period relating to each such purchaser's affinity group or broker-dealer relationship has terminated.

    For more information regarding reductions in sales charges, please contact the Distributor at 1-800-437-6016.

                     SHAREHOLDER SERVICES (CLASS D SHARES)

    The following is a description of plans and privileges by which the sale charges imposed on the Class D shares of the Small Cap Growth Fund may be reduced.

    RIGHT OF ACCUMULATION: A shareholder qualifies for cumulative quantity discounts when his or her new investment, together with the current market value of all holdings of that shareholder in certain eligible portfolios, reaches a discount level. See "Purchase and Redemption of Shares" in the Prospectus for the sales charge on quantity purchases.

    LETTER OF INTENT: The reduced sales charges are also applicable to the aggregate amount of purchases made by any such purchaser previously enumerated within a 13-month period pursuant to a written Letter of Intent provided to the Distributor that (i) does not legally bind the signer to purchase any set number of shares and (ii) provides for the holding in escrow by the Administrator of 5% of the amount purchased until such purchase is completed within the 13-month period. A Letter of Intent may be dated to include shares purchased up to 90 days prior to the date the Letter of Intent is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, the Administrator will surrender an appropriate number of the escrowed shares for redemption in order to recover the difference between the sales charge imposed under the Letter of Intent and the sales charge that would have otherwise been imposed.

    DISTRIBUTION INVESTMENT OPTION: Distributions of dividends and capital gains made by the Funds may be automatically invested in shares of one of the Funds if shares of the Fund are available for sale. Such investments will be subject to initial investment minimums, as well as additional purchase minimums. A shareholder considering the Distribution Investment Option should obtain and read the prospectus of the other Funds and consider the differences in objectives and policies before making any investment.

    REINSTATEMENT PRIVILEGE: A shareholder who has redeemed shares of the Fund has a one-time right to reinvest the redemption proceeds in shares of the Funds at their net asset value as of the time of reinvestment. Such a reinvestment must be made within 30 days of the redemption and is limited to the amount of the redemption proceeds. Although redemptions and repurchases of shares are taxable events, a reinvestment within such 30-day period in the same fund is considered a "wash sale" and results in the inability to recognize currently all or a portion of a loss realized on the original redemption for federal income tax purposes. The investor must notify the Transfer Agent at the time the trade is placed that the transaction is a reinvestment.

    EXCHANGE PRIVILEGE: Some or all of the Fund's Class D shares for which payment has been received (I.E., an established account), may be exchanged for Class D shares of SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Institutional International Trust ("SEI Funds"). Exchanges are made at net asset value plus any applicable sales charge. SEI Funds' portfolios that are not money market portfolios currently impose a sales charge on Class D shares. A shareholder who exchanges into one of these "non-money market" portfolios will have to pay a sales charge on any portion of the exchanged Class D shares for which he or she has not previously paid a sales charge. If a shareholder has paid a sales charge on Class D shares, no additional sales charge will be assessed when he or she exchanges those Class D shares for other Class D shares. If a shareholder buys Class D shares of a "non-money market" fund and receives a sales load waiver, he or she will be deemed to have paid the sales load for purposes of this exchange privilege. In calculating any sales charge payable on an exchange transaction, the SEI Funds will assume that the first shares a shareholder exchanges are those on which he or she has already paid a sales charge. Sales charge waivers may also be available under certain circumstances, as described in the portfolios' prospectuses. The Trust reserves the right to change the terms and conditions of the exchange privilege discussed herein, or to terminate the exchange privilege, upon sixty days' notice. Exchanges will be made only after proper instructions in writing or by telephone (an "Exchange Request") are received for an established account by the Distributor.

    A shareholder may exchange the shares of the Fund's Class D shares, for which good payment has been received, in his or her account at any time, regardless of how long he or she has held his or her shares.


    Each Exchange Request must be in proper form (I.E., if in writing, signed by the record owner(s) exactly as the shares are registered; if by telephone-proper account identification is given by the dealer or shareholder of record), and each exchange must involve either shares having an aggregate value of at least $1,000 or all the shares in the account. Each exchange involves the redemption of the shares of the Fund (the "Old Fund") to be exchanged and the purchase at net asset value (I.E., without a sales charge) of the shares of the other portfolios (the "New Fund"). Any gain or loss on the redemption of the shares exchanged is reportable on the shareholder's federal income tax return, unless such shares were held in a tax-deferred retirement plan or other tax-exempt account. If the Exchange Request is received by the Distributor in writing or by telephone on any business day prior to the redemption cut-off time specified in each Prospectus, the exchange usually will occur on that day if all the restrictions set forth above have been complied with at that time. However, payment of the redemption proceeds by the Old Funds, and thus the purchase of shares of the New Fund, may be delayed for up to seven days if the Fund determines that such delay would be in the best interest of all of its shareholders. Investment dealers which have satisfied criteria established by the Funds may also communicate a Shareholder's Exchange Request to the Fund subject to the restrictions set forth above. No more than five exchange requests may be made in any one telephone Exchange Request.


                                     TAXES

    The following is only a summary of certain additional federal tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' prospectuses. No attempt is made to present a detailed explanation of the federal, state or local tax treatment of the Funds or their shareholders and the discussion here and in the Funds' prospectuses is not intended as a substitute for careful tax planning.

    This discussion of federal income tax consequences is based on the Code, and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

    Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other Funds. Each Fund intends to qualify as a regulated investment company ("RIC") under

Subchapter M of the Code so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least 90% of its net interest income excludable from net income, 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or other income derived with respect to its business of investing in such stock or securities; (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers engaged in the same, similar, or related trades or businesses if the Fund owns at least 20% of the voting power of such issuers.

    Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax. A Fund may in certain circumstances be required to liquidate portfolio investments in order to make sufficient distributions to avoid federal excise tax liability when the investment advisor might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC.


    Any gain or loss recognized on a sale, exchange or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise will be treated as short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. Long-term capital gains are currently taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates.



    If a Fund fails to qualify as a RIC for any year, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) out of its accumulated or current earnings and profits generally will be taxable as ordinary income dividends to its shareholders, subject to the dividends received deduction for corporate shareholders.



    A Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all,
(2) who is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, or (3) who has failed to certify to the Fund that such shareholder is not subject to backup withholding.


    With respect to investments in STRIPS, TR's, TIGR's, LYONs, CATS and other Zero Coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the advisers would not have chosen to sell such securities and which may result in taxable gain or loss.

STATE TAXES


    A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. Depending upon state and local law, distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding the affect of federal, state and local taxes in their own individual circumstances.



                             PORTFOLIO TRANSACTIONS


    The Trust has no obligation to deal with any broker-dealer or group of brokers or dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the advisers are responsible for placing orders to execute Fund transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the advisers generally seek reasonably competitive spreads or brokerage commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.


    It is expected that the Funds may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, ("1934 Act") and rules and regulations of the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for a Fund on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor to receive and retain such compensation. These provisions further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Funds may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Funds' expenses. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.


    In connection with transactions effected for Funds operating within the "Manager of Managers" structure, SIMC and the various firms that serve as sub-advisers to certain Funds of the Trust, in the exercise of joint investment discretion over the assets of a Fund, may direct a substantial portion of a Fund's brokerage to the Distributor. All such transactions directed to the Distributor must be accomplished in a manner that is consistent with the Trust's policy to achieve best net results, and must comply with the Trust's procedures regarding the execution of transactions through affiliated brokers.

    For the fiscal year ended September 30, 1999, the Funds paid the following brokerage fees:



                                                         TOTAL $ AMOUNT
                                     TOTAL $ AMOUNT       OF BROKERAGE            % OF TOTAL           % OF TOTAL
                                      OF BROKERAGE         COMMISSIONS            BROKERAGE             BROKERED
                                      COMMISSIONS            PAID TO             COMMISSIONS          TRANSACTIONS
                                        PAID IN       AFFILIATED BROKERS IN        PAID TO          EFFECTED THROUGH
FUND                                  FYE 9/30/99          FYE 9/30/99        AFFILIATED BROKERS   AFFILIATED BROKERS
----                                 --------------   ---------------------   ------------------   ------------------
Large Cap Value Fund...............  $2,571,587.93         $432,748.14                17%                  52%
Large Cap Growth Fund..............  $1,972,752.12         $ 33,534.85                 2%                  36%
Tax-Managed Large Cap Fund.........  $  665,890.93         $ 79,982.22                12%                  54%
Small Cap Value Fund...............  $2,418,713.85         $ 16,573.83                 1%                  44%
Small Cap Growth Fund..............  $1,489,350.21         $ 15,074.02                 1%                  60%
Mid-Cap Fund.......................  $  177,134.09         $    373.58                 0%                  20%
Capital Appreciation Fund..........  $  368,075.53         $ 33,546.68                 9%                  44%
Equity Income Fund.................  $  229,485.34         $ 26,983.57                12%                  45%
Balanced Fund......................  $  103,153.80         $  9,262.60                 9%                  54%
Core Fixed Income Fund.............  $  190,402.15         $190,402.15               100%                 100%
High Yield Bond Fund...............             --                  --           N/A                  N/A


------------------------

 * Not in operation during such period.


    For the fiscal years ended September 30, 1997 and 1998, the Funds paid the following brokerage fees:



                                                                               TOTAL $ AMOUNT
                                                        TOTAL $ AMOUNT          OF BROKERAGE
                                                         OF BROKERAGE         COMMISSIONS PAID
                                                       COMMISSIONS PAID         TO AFFILIATES
                                                     ---------------------   -------------------
FUND                                                   1997        1998        1997       1998
----                                                 --------   ----------   --------   --------
Large Cap Value Fund...............................  $967,297   $2,179,458   $235,717   $274,296
Large Cap Growth Fund..............................  $853,946   $1,876,706   $383,294   $879,453
Tax-Managed Large Cap Fund.........................        --   $  171,586         --   $ 49,479
Small Cap Value Fund...............................  $639,229   $1,159,153   $ 40,859   $      0
Small Cap Growth Fund..............................  $803,002   $1,035,121   $ 77,385   $      0
Mid-Cap Fund.......................................  $ 41,511   $  199,773   $      0   $      0
Capital Appreciation Fund..........................  $720,618   $  592,551   $ 50,855   $      0
Equity Income Fund.................................  $273,210   $  260,476   $119,347   $      0
Balanced Fund......................................  $ 89,948   $  114,561   $  7,443   $      0
Core Fixed Income Fund.............................  $      0   $        0   $      0   $      0
High Yield Bond Fund...............................  $      0   $        0   $      0   $      0


    Class D shareholders paid the following sales charges:


                                                                                           DOLLAR AMOUNT
                                                          DOLLAR AMOUNT                      OF CHARGES
                                                            OF CHARGES                   RETAINED BY SIDCO
                                                  ------------------------------   ------------------------------
FUND/CLASS                                          1997       1998       1999       1997       1998       1999
----------                                        --------   --------   --------   --------   --------   --------
Small Cap Growth Fund--Class D..................    N/A      $30,295                 N/A       $4,170


    For certain of the Funds, the reason for the difference between the percentage of brokerage commissions paid to the Distributor as compared to all brokerage commissions and the percentage of the amount of brokered transactions as compared to the aggregate amount of all brokered transactions for the most recent fiscal year versus the previous fiscal year is the increase in assets for those funds.

    The portfolio turnover rate for each Fund for the fiscal years ending September 30, 1998 and 1999 was as follows:



                                                                   TURNOVER RATE
                                                              -----------------------
FUND                                                            1998           1999
----                                                          --------       --------
Large Cap Value Fund........................................     79%            49%
Large Cap Growth Fund.......................................     80%            45%
Tax-Managed Large Cap Fund..................................     12%            21%
Small Cap Value Fund........................................     77%           130%
Small Cap Growth Fund.......................................    128%           141%
Mid-Cap Fund................................................    106%           139%
Capital Appreciation Fund...................................    238%           147%
Equity Income Fund..........................................     66%            75%
Balanced Fund...............................................    183%           188%
Core Fixed Income Fund......................................    344%           334%
High Yield Bond Fund........................................     56%            17%



    Consistent with their duty to obtain best execution, the Trust's Sub-Advisers may allocate brokerage or principal business to certain broker-dealers in recognition of the sale of Fund shares. In addition, a Fund's advisers or sub-advisers may place portfolio orders with qualified broker-dealers who recommend the Trust to clients, and may, when a number of brokers and dealers can provide best price and execution on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.


    The Trust does not expect to use one particular broker or dealer, but a Fund's advisers or sub-advisers may, consistent with the interests of the Fund, select brokers on the basis of the research services they provide to the Fund's advisers. Such services may include analysis of the business or prospects of a company, industry or economic sector or statistical and pricing services. Information so received by the advisers will be in addition to and not in lieu of the services required to be performed by a Fund's advisers under the Advisory and Sub-Advisory Agreements. If in the judgement of a Fund's advisers, the Fund, or other accounts managed by the Fund's advisers, will be benefitted by supplemental research services, the Fund's advisers are authorized to pay brokerage commissions to a broker furnishing such services that are in excess of commissions which another broker may have charged for effecting the same transaction. The expenses of a Fund's advisers will not necessarily be reduced as a result of the receipt of such supplemental information.

    The Trust is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) which the Trust has acquired during its most recent fiscal year. As of September 30, 1999, the Trust held the following securities:



                                                                             AMOUNT
FUND                            TYPE OF SECURITY      NAME OF ISSUER         (000)
----                            ----------------   ---------------------     ------

Large Cap Value................ Debt               J.P. Morgan              $ 46,994
                                Equity             Bear Stearns             $ 10,724
                                Equity             Lehman Brothers          $ 10,071
                                Equity             Morgan Stanley           $ 11,728

Large Cap Growth............... Equity             Morgan Stanley           $ 30,431
                                Debt               Morgan Stanley           $ 56,182
                                Equity             Goldman Sachs            $  1,263

Tax-Managed Large Cap.......... Equity             Morgan Stanley           $  9,008
                                Debt               Morgan Stanley           $ 23,077

Small Cap Value................ Debt               Morgan Stanley           $ 25,005
                                Debt               Merrill Lynch            $    879

Small Cap Growth............... Debt               J.P. Morgan              $ 38,948

Mid-Cap........................ Equity             Bear Stearns             $    238
                                Debt               J.P. Morgan              $    219
                                Equity             Lehman Brothers          $    198
                                Equity             Paine Webber             $    149

Capital Appreciation........... Debt               J.P. Morgan              $  3,052

Equity Income.................. Debt               J.P. Morgan              $  6,535
                                Equity             Merrill Lynch            $    894
                                Equity             Morgan Stanley           $    314

Balanced....................... Debt               Merrill Lynch            $    807
                                Debt               J.P. Morgan              $    601
                                Debt               Paine Webber             $    392

Core Fixed Income.............. Debt               Bear Stearns             $  2,222
                                Debt               J.P. Morgan              $406,372
                                Debt               Lehman Brothers          $ 22,242
                                Debt               Merrill Lynch            $  4,771
                                Debt               Paine Webber             $ 12,146
                                Debt               Salomon Bros.            $  5,536
                                Debt               Goldman Sachs            $  4,600

High Yield Bond................ Debt               Merrill Lynch            $ 32,999


                             DESCRIPTION OF SHARES

    The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share upon liquidation entitles a shareholder to a PRO RATA share in the net assets of that Fund, after taking into account additional distribution and transfer agency expenses attributable to Class D shares. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of portfolios. Share certificates representing the shares will not be issued.

                       LIMITATION OF TRUSTEES' LIABILITY

    The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her wilful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

                                     VOTING

    Each share held entitles the shareholder of record to one vote. The shareholders of each Fund or class will vote separately on matters pertaining solely to that Fund or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.


    Where the Trust's Prospectuses or Statement of Additional Information state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of: (i) 67% or more of the affected Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or
(ii) more than 50% of the affected Fund's outstanding shares, whichever is less.


                             SHAREHOLDER LIABILITY

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.


                                5% SHAREHOLDERS



    As of January 3, 2000, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of the Funds. The Trust believes that most of the shares referred to below were held by the below persons in accounts for their fiduciary, agency, or custodial customers.



                                                                                               PERCENTAGE OF
FUND                                                 NAME AND ADDRESS OF BENEFICIAL OWNER      FUND'S SHARES
----                                              ------------------------------------------   -------------
LARGE CAP VALUE FUND--CLASS A                     SEI Trust Company                               75.15%
                                                  Attn: Jacqueline Esposito
                                                  680 East Swedesford Road
                                                  Wayne, PA 19087

LARGE CAP GROWTH FUND--CLASS A                    SEI Trust Company                               73.09%
                                                  Attn: Jacqueline Esposito
                                                  680 East Swedesford Road
                                                  Wayne, PA 19087

                                                                                               PERCENTAGE OF
FUND                                                 NAME AND ADDRESS OF BENEFICIAL OWNER      FUND'S SHARES
----                                              ------------------------------------------   -------------
TAX-MANAGED LARGE CAP FUND--CLASS A               SEI Trust Company                               89.14%
                                                  Attn: Jacqueline Esposito
                                                  680 East Swedesford Road
                                                  Wayne, PA 19087

                                                  SEI Trust Company                                8.80%
                                                  Attn: Jacqueline Esposito
                                                  680 East Swedesford Road
                                                  Wayne, PA 19087

SMALL CAP VALUE FUND--CLASS A                     SEI Trust Company                               72.41%
                                                  Attn: Jacqueline Esposito
                                                  680 East Swedesford Road
                                                  Wayne, PA 19087

SMALL CAP GROWTH FUND--CLASS A                    SEI Trust Company                               57.31%
                                                  Attn: Jacqueline Esposito
                                                  680 East Swedesford Road
                                                  Wayne, PA 19087

SMALL CAP GROWTH FUND--CLASS D                    MAC & Co.                                        5.86%
                                                  APSF 1852692
                                                  Mutual Fund Operations
                                                  PO Box 3198
                                                  Pittsburgh, PA 15230-3198

                                                  MAC & Co. A/C HMPF1852762                        6.93%
                                                  ATTN: Marsha Ondo
                                                  Mutual Fund Operations
                                                  PO Box 3198
                                                  Pittsburgh, PA 15230-3198

                                                  SEI Trust Company                               47.25%
                                                  Attn: Jacqueline Esposito
                                                  680 East Swedesford Road
                                                  Wayne, PA 19087

                                                  Wachovia Bank NA                                 9.63%
                                                  ATTN: Theresa Almond
                                                  301 North Church Street
                                                  MC-NC 31013
                                                  Winsotn-Salem, NC 27101-3820

                                                  Mellon Trust                                     6.39%
                                                  Herculus-STD
                                                  One Mellon Bank Center
                                                  Pittsburgh, PA 15258-0001

                                                                                               PERCENTAGE OF
FUND                                                 NAME AND ADDRESS OF BENEFICIAL OWNER      FUND'S SHARES
----                                              ------------------------------------------   -------------
                                                  Bankers Trust TTEE of the Cincinnati Bell       11.15%
                                                  Pension Plan Trust
                                                  ATTN: Mike Stack
                                                  100 Plaza One
                                                  Jersey City, NJ 07311-3999

MID-CAP FUND--CLASS A                             Ingersoll and Company                            7.37%
                                                  C/O Brenton Bank
                                                  ATTN: Laurie Konrad
                                                  PO Box 10478
                                                  Des Moines, IA 50306-0478

                                                  Charles Schwab & Co., Inc.                       5.30%
                                                  ATTN: Steve Sears, Mutual Funds Dept.
                                                  101 Montgomery St.
                                                  San Francisco, CA 94104-4122

                                                  SEI Trust Company                               24.03%
                                                  Attn: Jacqueline Esposito
                                                  680 East Swedesford Road
                                                  Wayne, PA 19087

                                                  BMS & Co.                                        6.46%
                                                  C/O Central Trust Bank
                                                  ATTN: Wanda McGlade
                                                  PO Box 779
                                                  Jefferson City, MO 65102-0779

                                                  Farmers & Merchants Company                     17.08%
                                                  C/O FNB of Abilene
                                                  ATTN: Wanda Richard
                                                  PO Box 701
                                                  Abilene, TX 79604-0701

                                                  Farmers & Merchants Company                      9.56%
                                                  C/O FNB of Abilene
                                                  ATTN: Wanda Richard
                                                  PO Box 701
                                                  Abilene, TX 79604-0701

CAPITAL APPRECIATION FUND--CLASS A                Charles Schwab & Co., Inc.                       5.65%
                                                  ATTN: Mutual Funds Dept.
                                                  101 Montgomery St.
                                                  San Francisco, CA 94104-4122

                                                  Carn & Co. 02252-01                              7.38%
                                                  Cole Parmer Employees' P/S Plan
                                                  Attn: Mutual Funds--Star
                                                  PO Box 96211
                                                  Washington, DC 20090-6211

                                                                                               PERCENTAGE OF
FUND                                                 NAME AND ADDRESS OF BENEFICIAL OWNER      FUND'S SHARES
----                                              ------------------------------------------   -------------
                                                  SEI Trust Company                               16.35%
                                                  Attn: Jacqueline Esposito
                                                  680 East Swedesford Road
                                                  Wayne, PA 19087

                                                  Nabank & Co                                      5.47%
                                                  ATTN: Record Keeping
                                                  PO Box 2180
                                                  Tulsa, OK 74101-2180

EQUITY INCOME FUND--CLASS A                       Dingle & Co.                                     7.56%
                                                  C/O Commercia Bank
                                                  ATTN: Mutual Funds Unity M/C 3446
                                                  PO Box 75000
                                                  Detroit, MI 48275-0001

                                                  Charles Schwab & Co., Inc.                       5.10%
                                                  ATTN: Mutual Funds Dept.
                                                  101 Montgomery St.
                                                  San Francisco, CA 94104-4122

                                                  Carn & Co. 02252-01                              5.52%
                                                  Cole Parmer Employees' P/S Plan
                                                  Attn: Mutual Funds--Star
                                                  PO Box 96211
                                                  Washington, DC 20090-6211

                                                  SEI Trust Company                                9.61%
                                                  Attn: Jacqueline Esposito
                                                  680 East Swedesford Road
                                                  Wayne, PA 19087

                                                  Nabank & Co                                      7.84%
                                                  ATTN: Record Keeping
                                                  PO Box 2180
                                                  Tulsa, OK 74101-2180

BALANCED FUND--CLASS A                            Co-Bank Company                                  7.85%
                                                  PO Box 42
                                                  Clearfield, PA 16830-0042

                                                  SEI Trust Company                                8.82%
                                                  Attn: Jacqueline Esposito
                                                  680 East Swedesford Road
                                                  Wayne, PA 19087

                                                  Nabank & Co                                     12.01%
                                                  ATTN: Record Keeping
                                                  PO Box 2180
                                                  Tulsa, OK 74101-2180

                                                                                               PERCENTAGE OF
FUND                                                 NAME AND ADDRESS OF BENEFICIAL OWNER      FUND'S SHARES
----                                              ------------------------------------------   -------------
CORE FIXED INCOME FUND--CLASS A                   SEI Trust Company                               76.13%
                                                  Attn: Jacqueline Esposito
                                                  680 East Swedesford Road
                                                  Wayne, PA 19087

HIGH YIELD BOND FUND--CLASS A                     SEI Trust Company                               76.05%
                                                  Attn: Jacqueline Esposito
                                                  680 East Swedesford Road
                                                  Wayne, PA 19087


                                   CUSTODIAN

    First Union National Bank, Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 (the "Custodian"), acts as custodian and wire agent of the assets. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

                                    EXPERTS

    The financial statements incorporated by reference into this Statement of Additional Information have been incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                                 LEGAL COUNSEL


    Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, Pennsylvania 19103, serves as counsel to the Trust.


                              FINANCIAL STATEMENTS


    The Trust's financial statements for the fiscal year ended September 30, 1999, including notes thereto and the report of PricewaterhouseCoopers LLP thereon, are herein incorporated by reference from the Trust's 1999 Annual Report. A copy of the 1999 Annual Report must accompany the delivery of this Statement of Additional Information.

                           PART C. OTHER INFORMATION

Item 23.  EXHIBITS:

           (a)(1)    Agreement and Declaration of Trust dated October 17, 1986 as originally filed with Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on
                       October 17, 1986 is incorporated by reference to
                       Exhibit 1 filed with the SEC on January 28, 1998.

           (a)(2)    Amendment to the Declaration of Trust dated December 23,
                       1988 is incorporated by reference to Exhibit 1(a) of Post-Effective Amendment No. 27 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on December 19, 1997.

           (b)(1)    By-Laws were filed as Exhibit 2 to Registrant's Registration
                       Statement on Form N-1A (File No. 33-9504) filed with the
                       SEC on October 17, 1986.

           (b)(2)    Amended and Restated By-Laws are incorporated by reference to Exhibit 2(a) filed with the SEC on January 28, 1998.

           (c)       Not Applicable.

           (d)(1)    Investment Advisory Agreement between the Trust and SunBank,
                       N.A. with respect to the Trust's Capital Appreciation
                       Portfolio filed as Exhibit (5)(b) to Post-Effective
                       Amendment No. 4 to Registrant's Registration Statement on
                       Form N-1A (File No. 33-9504) filed with the SEC on
                       November 25, 1987.

           (d)(2)    Investment Advisory Agreement between the Trust and The Bank of California with respect to the Trust's Equity Income
                       Portfolio filed as Exhibit (5)(c) to Post-Effective
                       Amendment No. 4 to Registrant's Registration Statement on
                       Form N-1A (File No. 33-9504) filed with the SEC on
                       November 25, 1987.

           (d)(3)    Investment Advisory Agreement between the Trust and Merus
                       Capital Management, Inc. with respect to the Trust's
                       Equity Income Portfolio filed as Exhibit (5)(d) to
                       Post-Effective Amendment No. 4 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on November 25, 1987.

           (d)(4)    Investment Advisory Agreement between the Trust and
                       Boatmen's Trust Company with respect to the Trust's Bond
                       Portfolio filed as Exhibit (5)(e) to Post-Effective
                       Amendment No. 5 to Registrant's Registration Statement on
                       Form N-1A (File No. 33-9504) filed with the SEC on
                       November 30, 1988.

           (d)(5)    Investment Advisory Agreement between the Trust and Bank
                       One, Indianapolis, N.A. with respect to the Trust's
                       Limited Volatility Bond Portfolio filed as Exhibit (5)(f) to Post-Effective Amendment No. 6 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on May 4, 1989.

           (d)(6)    Investment Advisory Agreement between the Trust and
                       Nicholas-Applegate Capital Management with respect to the Trust's Mid-Cap Growth Portfolio filed as Exhibit (5)(h) to Post-Effective Amendment No. 12 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on September 15, 1992.

           (d)(7)    Investment Sub-Advisory Agreement between the SEI
                       Investments Management Corporation (the "Adviser") and
                       Investment Advisers, Inc. with respect to the Trust's
                       Small Cap Growth Portfolio filed as Exhibit (5)(i) of
                       Post-Effective Amendment No. 25 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on November 30, 1995.

           (d)(8)    Investment Sub-Advisory Agreement between the Adviser and
                       Nicholas-Applegate Capital Management with respect to the Trust's Small Cap Growth Portfolio is incorporated by reference to Exhibit (5)(j) of Post-Effective Amendment
                       No. 25 to Registrant's Registration Statement on Form N-1A
                       (File No. 33-9504) filed with the SEC on November 30,
                       1995.

           (d)(9)    Investment Advisory Agreement between the Adviser and
                       Pilgrim Baxter & Associates with respect to the Trust's
                       Small Cap Growth Portfolio filed as Exhibit (5)(k) of
                       Post-Effective Amendment No. 25 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on November 30, 1995.

           (d)(10)   Investment Advisory Agreement between the Trust and Duff &
                       Phelps Investment Management Co. with respect to the Trust's Value Portfolio filed as Exhibit (5)(l) to
                       Post-Effective Amendment No. 17 Registrant's Registration
                       Statement on Form N-1A (File No. 33-9504) filed with the
                       SEC on June 21, 1993.

           (d)(11)   Investment Advisory Agreement between the Trust and E.I.I.
                       Realty Securities, Inc. with respect to the Trust's Real
                       Estate Securities Portfolio filed as Exhibit (5)(n) of
                       Post-Effective Amendment No. 25 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on November 30, 1995.

           (d)(12)   Investment Advisory Agreement between the Trust and Western
                       Asset Management with respect to the Trust's Intermediate
                       Bond Portfolio filed as Exhibit (5)(o) of Post-Effective
                       Amendment No. 21 to Registrant's Registration Statement on
                       Form N-1A (File No. 33-9504) filed with the SEC on
                       November 29, 1994.

           (d)(13)   Investment Advisory Agreement between the Trust and Mellon
                       Equity Associates, LLP with respect to the Trust's Large
                       Cap Value Portfolio is incorporated by reference to Exhibit (d)(13) of Post-Effective Amendment No. 31 to
                       Registrant's Registration Statement on Form N-1A (File
                       No. 33-9504) filed with the SEC on January 28, 1999.

           (d)(14)   Investment Sub-Advisory Agreement between the Adviser and
                       LSV Asset Management with respect to the Trust's Large Cap
                       Value Portfolio is incorporated by reference to Exhibit (5)(q) of Post-Effective Amendment No. 25 to
                       Registrant's Registration Statement on Form N-1A
                       (File No. 33-9504) filed with the SEC on November 30,
                       1995.

           (d)(15)   Investment Sub-Advisory Agreement between the Adviser and
                       Alliance Capital Management L.P. with respect to the Trust's Large Cap Growth Portfolio is incorporated by reference to Exhibit (5)(r) of Post-Effective Amendment
                       No. 25 to Registrant's Registration Statement on Form N-1A
                       (File No. 33-9504) filed with the SEC on November 30,
                       1995.

           (d)(16)   Investment Sub-Advisory Agreement between the Adviser and
                       IDS Advisory Group, Inc. with respect to the Trust's Large
                       Cap Growth Portfolio is incorporated by reference to Exhibit (5)(s) of Post-Effective Amendment No. 25 to
                       Registrant's Registration Statement on Form N-1A (File No.
                       33-9504) filed with the SEC on November 30, 1995.

           (d)(17)   Investment Sub-Advisory Agreement between the Adviser and
                       1838 Investment Advisors, L.P. with respect to the Trust's
                       Small Cap Value Portfolio is incorporated by reference to Exhibit (5)(t) of Post-Effective Amendment No. 25 to
                       Registrant's Registration Statement on Form N-1A (File No.
                       33-9504) filed with the SEC on November 30, 1995.

           (d)(18)   Investment Sub-Advisory Agreement between the Adviser and
                       Martingale Asset Management with respect to the Trust's
                       Mid-Cap Portfolio is incorporated by reference to Exhibit (5)(u) of Post-Effective Amendment No. 25 to
                       Registrant's Registration Statement on Form N-1A (File No.
                       33-9504) filed with the SEC on November 30, 1995.

           (d)(19)   Form of Investment Sub-Advisory Agreement between the
                       Adviser and BlackRock Financial Management, Inc. with respect to the Trust's Core Fixed Income Portfolio is incorporated by reference to Exhibit (d)(19) of Post-Effective Amendment No. 29 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on November 25, 1998.

           (d)(20)   Investment Sub-Advisory Agreement between the Adviser and
                       Firstar Investment Research & Management Company with respect to the Trust's Core Fixed Income Portfolio is incorporated by reference to Exhibit (5)(x) of Post-Effective Amendment No. 25 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on November 30, 1995.

           (d)(21)   Investment Sub-Advisory Agreement between the Adviser and
                       BEA Associates with respect to the Trust's High Yield Bond
                       Portfolio is incorporated by reference to Exhibit (5)(y) of Post-Effective Amendment No. 25 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on November 30, 1995.

           (d)(22)   Investment Sub-Advisory Agreement between the Adviser and
                       Boston Partners Asset Management, L.P. with respect to the
                       Trust's Small Cap Value Portfolio is incorporated by reference to Exhibit (5)(z) of Post-Effective Amendment
                       No. 25 to Registrant's Registration Statement on Form N-1A
                       (File No. 33-9504) filed with the SEC on November 30,
                       1995.

           (d)(23)   Investment Sub-Advisory Agreement between the Adviser and
                       Apodaca-Johnston Capital Management, Inc. with respect to the Trust's Small Cap Growth Portfolio is incorporated by reference to Exhibit (5)(aa) of Post-Effective Amendment
                       No. 25 to Registrant's Registration Statement on Form N-1A
                       (File No. 33-9504) filed with the SEC on November 30,
                       1995.

           (d)(24)   Investment Sub-Advisory Agreement between the Adviser and
                       Wall Street Associates with respect to the Trust's Small
                       Cap Growth Portfolio is incorporated by reference to Exhibit (5)(bb) of Post-Effective Amendment No. 25 to
                       Registrant's Registration Statement on Form N-1A (File No.
                       33-9504) filed with the SEC on November 30, 1995.

           (d)(25)   Investment Sub-Advisory Agreement between the Adviser and
                       First of America Corporation dated June 14, 1996 with respect to the Trust's Small Cap Growth Portfolio is incorporated by reference to Exhibit 5(y) of Post-Effective Amendment No. 26 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on January 28, 1997.

           (d)(26)   Investment Sub-Advisory Agreement between the Adviser and
                       Furman Selz Capital Management LLC with respect to the
                       Trust's Small Cap Growth Portfolio is incorporated by reference to Exhibit 5(z) of Post-Effective Amendment
                       No. 26 to Registrant's Registration Statement on Form N-1A
                       (File No. 33-9504) filed with the SEC on January 28, 1997.

           (d)(27)   Investment Sub-Advisory Agreement between the Adviser and
                       Provident Investment Counsel, Inc. with respect to the Trust's Large Cap Growth Portfolio is incorporated by reference to Exhibit 5(aa) of Post-Effective Amendment
                       No. 26 to Registrant's Registration Statement on Form N-1A
                       (File No. 33-9504) filed with the SEC on January 28, 1997.

           (d)(28)   Investment Sub-Advisory Agreement between the Adviser and
                       Boatmen's Trust Company dated December 16, 1996 with respect to the Trust's Bond Portfolio is incorporated by reference to Exhibit 5(bb) of Post-Effective Amendment
                       No. 26 to Registrant's Registration Statement on Form N-1A
                       (File No. 33-9504) filed with the SEC on January 28, 1997.

           (d)(29)   Investment Advisory Agreement between the Trust and the
                       Adviser dated December 16, 1994 is incorporated by reference to Exhibit 5(cc) of Post-Effective Amendment
                       No. 26 to Registrant's Registration Statement on Form N-1A
                       (File No. 33-9504) filed with the SEC on January 28, 1997.

           (d)(30)   Investment Sub-Advisory Agreement between the Adviser and
                       Western Asset Management Company dated November 13, 1995 is incorporated by reference to Exhibit 5(dd) of Post-Effective Amendment No. 26 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on January 28, 1998.

           (d)(31)   Investment Sub-Advisory Agreement between the Adviser and
                       Sanford C. Bernstein Co., Inc. dated December 15, 1997 is incorporated by reference to Exhibit 5(ee) of Post-Effective Amendment No. 26 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on January 28, 1998.

           (d)(32)   Investment Sub-Advisory Agreement between the Adviser and
                       Pacific Alliance Capital Management (formerly, Merus-UCA
                       Capital Management) dated April 1, 1996 is incorporated by reference to Exhibit 5(ff) of Post-Effective Amendment
                       No. 26 to Registrant's Registration Statement on Form N-1A
                       (File No. 33-9504) filed with the SEC on January 28, 1998.

           (d)(33)   Investment Sub-Advisory Agreement between the Adviser and
                       STI Capital Management, N.A. (formerly "Sun Bank Capital
                       Management, N.A.") dated July 10, 1995 is incorporated by reference to Exhibit 5(gg) of Post-Effective Amendment
                       No. 26 to Registrant's Registration Statement on Form N-1A
                       (File No. 33-9504) filed with the SEC on January 28, 1998.

           (d)(34)   Investment Sub-Advisory Agreement between the Adviser and
                       TCW Funds Management, Inc., is incorporated by reference to Exhibit (d)(34) of Post-Effective Amendment No. 29 to
                       Registrant's Registration Statement on Form N-1A (File
                       No. 33-9504) filed with the SEC on November 25, 1998.

           (d)(35)   Investment Sub-Advisory Agreement between the Adviser and
                       Spyglass Asset Management, is incorporated by reference to Exhibit (d)(35) of Post-Effective Amendment No. 29 to
                       Registrant's Registration Statement on Form N-1A (File
                       No. 33-9504) filed with the SEC on November 25, 1998.

           (d)(36)   Investment Sub-Advisory Agreement between the Adviser and
                       Mellon Equity Associates, LLP, is incorporated by reference to Exhibit (d)(36) of Post-Effective Amendment
                       No. 29 to Registrant's Registration Statement on
                       Form N-1A (File No. 33-9504) filed with the SEC on
                       November 25, 1998.

           (d)(37)   Investment Sub-Advisory Agreement between the Adviser and
                       Mazama Capital Management, LLC, filed herewith.

           (d)(38)   Investment Sub-Advisory Agreement between the Adviser and
                       Nomura Corporate Research and Asset Management Inc., filed herewith.

           (d)(39)   Schedule B to the Sub-Advisory Agreement between the Adviser and Provident Investment cancel as of September 14, 1999, filed herewith.

           (d)(40)   Schedule B to the Sub-Advisory Agreement between the Adviser and Mellon Equity Associates, LLP, as of September 14,
                       1999, filed herewith.

           (d)(41)   Schedule B to the Sub-Advisory Agreement between the Adviser and Mellon Equity Associates, LLP, as of September 14,
                       1999, filed herewith.

           (d)(42)   Schedule B to the Sub-Advisory Agreement between the Adviser and Credit Suisse Asset Management LLC/Americas, as of
                       December 13, 1999, filed herewith.

           (d)(43)   Schedule B to the Sub-Advisory Agreement between the Adviser and Firstar Investment Research & Management Company, as of December 13, 1999, filed herewith.

           (d)(44)   Schedule B to the Sub-Advisory Agreement between the Adviser and Western Asset management, as of December 13, 1999, filed herewith.

           (d)(45)   Schedule B to the Sub-Advisory Agreement between the Adviser and Black Rock Financial Management, Inc., as of
                       December 13, 1999, filed herewith.

           (e)       Distribution Agreement between the Trust and SEI Investments
                       Distribution Co. as originally filed with Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on October 17, 1986 is incorporated by reference to Exhibit 6 filed with the SEC on January 28, 1998.

           (f)       Not Applicable.

           (g)(1)    Custodian Agreement between the Trust and CoreStates Bank,
                       N.A. (formerly Philadelphia National Bank) as originally filed with Pre-Effective Amendment No. 1 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on January 29, 1987 is incorporated by reference to Exhibit 8(a) filed with the SEC on January 28, 1998.

           (g)(2)    Custodian Agreement between the Trust and United States
                       National Bank of Oregon filed with Pre-Effective Amendment
                       No. 1 to Registrant's Registration Statement on Form N-1A
                       (File No. 33-9504) filed with the SEC on January 29, 1987 is incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 28.

           (h)(1)    Management Agreement between the Trust and SEI Investments
                       Management Corporation as originally filed with Exhibit (5)(a) to Registrant's Registration Statement on
                       Form N-1A (File No. 33-9504) filed with the SEC on October
                       17, 1986 is incorporated by reference to Exhibit 9(a) filed with the SEC on January 28, 1998.

           (h)(2)    Schedule C to Management Agreement between the Trust and SEI
                       Investments Management Corporation adding the Mid-Cap
                       Growth Portfolio as originally filed as Exhibit (5)(j) to Post-Effective Amendment No. 12 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on September 15, 1992 is incorporated by reference to Exhibit 9(b) filed with the SEC on January 28, 1998.

           (h)(3)    Schedule D to Management Agreement between the Trust and SEI
                       Investments Management Corporation adding the Real Estate
                       Securities Portfolio filed as Exhibit (5)(m) to
                       Post-Effective Amendment No. 17 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on June 21, 1993 is incorporated by reference to Exhibit 9(c) of Post-Effective Amendment
                       No. 28.

           (h)(4)    Consent to Assignment and Assumption between SIMC and SEI
                       Fund Management dated August 21, 1996 is incorporated by reference to Exhibit 9(d) of Post-Effective Amendment
                       No. 26 to Registrant's Registration Statement on Form N-1A
                       (File No. 33-9504) filed with the SEC on January 28, 1997.

           (i)       Opinion and Consent of Counsel filed herewith.

           (j)       Consent of Independent Public Accountants filed herewith.

           (k)       Not Applicable.

           (l)       Not Applicable.

           (m)(1)    Distribution Plan pursuant to Rule 12b-1 (Class A) filed
                       with Registrant's Registration Statement on Form N-1A
                       (File No. 33-9504) filed with the SEC on October 17, 1986 is incorporated by reference to Exhibit 15(a) of Post-Effective Amendment No. 28.

           (m)(2)    Distribution Plan pursuant to Rule 12b-1 (Class B) filed
                       with Post-Effective Amendment No. 17 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on June 21, 1993 is incorporated by reference to Exhibit 15(b) of Post-Effective Amendment
                       No. 28.

           (m)(3)    Distribution Plan pursuant to Rule 12b-1 (ProVantage Class)
                       filed with Post-Effective Amendment No. 19 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on December 2, 1993 is incorporated by reference to Exhibit 15(c) of Post-Effective Amendment
                       No. 28.

           (m)(4)    Amended and Restated Distribution Plan is incorporated by
                       reference to Exhibit 15(d) of Post-Effective Amendment
                       No. 26 to Registrant's Registration Statement on Form N-1A
                       (File No. 33-9504) filed with the SEC on January 28,
                       1997.

           (m)(5)    Shareholder Service Plan and Agreement with respect to the
                       Class A shares is incorporated by reference to
                       Exhibit 15(e) of Post-Effective Amendment No. 26 to
                       Registrant's Registration Statement on Form N-1A (File No.
                       33-9504) filed with the SEC on January 28, 1997.

           (n)       Not applicable.

           (o)(1)    Rule 18f-3 Multiple Class Plan incorporated by reference to
                       Exhibit 18(a) of Post-Effective Amendment No. 28 and to
                       Exhibit (15)(d) of Post-Effective Amendment No. 23 to
                       Registrant's Registration Statement on Form N-1A
                       (File No. 33-9504) filed with the SEC on June 19, 1995.

           (o)(2)    Amendment No. 1 to Rule 18f-3 Plan relating to Class A and
                       Class D shares is incorporated by reference to
                       Exhibit 18(b) of Post-Effective Amendment No. 26 to
                       Registrant's Registration Statement on Form N-1A (File No.
                       33-9504) filed with the SEC on January 28, 1997.

           (p)       Not applicable.

           (q)       Powers of Attorney for Robert A. Nesher, William M. Doran,
                       George J. Sullivan, Jr., F. Wendell Gooch, Mark E. Nagle,
                       James M. Storey and Edward D. Loughlin filed herewith.

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

    None.

Item 25.  INDEMNIFICATION:

    Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:


    Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of each Investment Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:


ALLIANCE CAPITAL MANAGEMENT L.P.

    Alliance Capital Management L.P. is an investment sub-adviser for the Registrant's Large Cap Growth Fund and the Tax-Managed Large Cap Funds. The principal address of Alliance Capital Management L.P. is 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital Management L.P. is an investment adviser registered under the Advisers Act.


      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Alliance Capital Management
  Corporation
General Partner

Luis Javier Bastida            Banco Bilbao Vizcaya           CFO & Member of the Executive
Director of General Partner                                     Committee

John L. Blundin                             --                             --
Executive Vice President of
  General Partner

David Remson Brewer, Jr.                    --                             --
Sr. Vice President, General
  Counsel & Secretary of
  General Partner

Donald Hood Brydon             AXA Investment Managers S.A.   Chairman & CEO
Director of General Partner

      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Bruce William Calvert                       --                             --
Vice Chairman, CEO,
  Director of General Partner

Henri de la Croix de Castries  AXA                            SEVP-Financial Services &
Director of General Partner                                     Life Division

John Donato Carifa                          --                             --
President, COO, Director of
  General Partner

Kathleen Ann Corbet                         --                             --
Executive Vice President &
  Chief of Investment
  Operations of General
  Partner

Kevin C. Dolan                 AXA                            Senior Vice President
Director of General Partner

Denis Duverne                  AXA                            Senior Vice President
Director of General Partner

Alfred Harrison                             --                             --
Vice Chairman, Director of
  General Partner

Herve Hatt                     AXA                            Senior Vice President
Director of General Partner

Michael Hegarty                The Equitable Life Assurance   President, COO & Director
Director of General Partner      Society of the United
                                 States

Robert Gene Hysterberg                      --                             --
Senior Vice President of
  General Partner

Jean-Pierre Hellebuyck         AXA                            Chairman
Director of General Partner

Benjamin Duke Holloway                      --                             --
Director of General Partner

Nelson Rudolph Jantzen                      --                             --
Senior Vice President of
  General Partner

Robert Henry Joseph, Jr.                    --                             --
Sr. Vice Pres., CFO of
  General Partner

Wayne D. Lyski                              --                             --
Executive Vice President of
  General Partner

      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Mark Randall Manley                         --                             --
Senior Vice President,
  Counsel, Compliance
  Officer & Assistant
  Secretary of General
  Partner

Edward D. Miller               The Equitable Companies Inc.   President & CEO
Director of General Partner

                               The Equitable Life Assurance   Chairman, President & CEO
                                 Society of the United
                                 States

Peter D. Noris                 The Equitable Life Assurance   EVP & CIO
Director of General Partner      Society of the United
                                 States

Joseph Edward Potter                        --                             --
Senior Vice President of
  General Partner

Frank Savage                                --                             --
Director of General Partner

Alden Merle Stewart                         --                             --
Executive Vice President of
  General Partner

Stanley B. Tulin               The Equitable Life Insurance   Vice Chairman & CFO
Director of General Partner      Society of the United
                                 States

Dave Harrel Williams           The Equitable Companies Inc.   Director
Chairman of the Board, CEO &
  Director of General Partner

Reba White Williams                         --                             --
Director of General Partner

Robert Bruce Zoellick          Center for Strategic and       President & CEO
Director of General Partner      International Studies

Harry Lewis Carr, Jr.                       --                             --
Chairman of Shields/Alliance
  Division of General Partner

Michael Francis Deltino                     --                             --
Chairman of Regent Division
  of General Partner



ARTISAN PARTNERS LIMITED PARTNERSHIP



    Artisan Partners Limited Partnership is a sub-adviser for the Registrant's Small Cap Value Fund. The principal business address of Artisan Partners Limited Partnership is 1000 North Water Street, Suite 1770,

Milwaukee, WI 53202. Artisan Partners Limited Partnership is an investment adviser registered under the Adviser Act.



      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Andrew A. Ziegler              Artisan Distributors LLC       Officer
Chief Executive Officer

Lawrence A. Totsky             Artisan Distributors LLC       Officer
Chief Financial Officer

Mark L. Yockey
Portfolio Manager

Carlene M. Ziegler             Heidrick & Struggles           Independent Director
Portfolio Manager

Scott C. Satterwhite
Portfolio Manager

Andrew C. Stephens
Portfolio Manager

Darren W. DeVore
Marketing & Client Service

Michael Steinrueck                          --
Marketing & Client Service

Marina T. Carlson
Portfolio Manager

Michael C. Roos                Artisan Distributors LLC       Officer
Managing Director


CREDIT SUISSE ASSET MANAGEMENT

    Credit Suisse Asset Management is an investment sub-adviser for the Registrant's High Yield Bond Fund. The principal address of Credit Suisse Asset Management is One Citicorp Center, 153 East 53rd Street, New York, New
York 10022. Credit Suisse Asset Management is an investment adviser registered under the Advisers Act.


      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Credit Suisse Capital                       --                             --
  Corporation
General Partner

CS Advisers Corporation                     --                             --
General Partner

Credit Suisse Investment                    --                             --
  Corporation
Indirect Owner

Credit Suisse First Boston                  --                             --
Indirect Owner

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Credit Suisse Group                         --                             --
Indirect Owner

Philip Maxwell Colebatch       Credit Suisse Asset            President/head of CS Global
Member of Partnership Board      Management Ltd.                Asset Management

Jeffrey Alan Geller                         --                             --
Member of Partnership Board

Robert John Moore                           --                             --
COO/Member of Partnership
  Board

William Wallace Priest, Jr.    Credit Suisse Asset            Managing Director
CEO/Member of Partnership        Management Ltd.
  Board

Phillip Keebler Ryan           Credit Suisse Asset            Chief Financial Officer
Member of Partnership Board      Management Ltd.

William Paul Sterling          Credit Suisse Asset            Managing Director
Member of Partnership Board      Management Ltd.

Timothy Torrey Taussig         Credit Suisse Asset            Managing Director
Member of Partnership Board      Management Ltd.


BLACKROCK, INC.

    BlackRock, Inc. is an investment sub-adviser for the Registrant's Core Fixed Income Fund. The principal address of BlackRock, Inc. is 345 Park Avenue,
30th Floor, New York, New York 10154. BlackRock, Inc. is an investment adviser registered under the Advisers Act.


      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Gordon Anderson                CastleInternational Asset      Director
Managing Director                Management Inc.

                               BlackRock International, Ltd.  Managing Director

Keith Thomas Anderson          BlackRock Financial            Managing Director
Managing Director                Management, Inc.

                               BlackRock Advisors, Inc.       Managing Director

                               BlackRock (Japan) Inc.         Managing Director

                               BlackRock International, Ltd.  Managing Director

                               BlackRock Institutional        Managing Director
                                 Management Corporation

                               Provident Advisers, Inc.       Managing Director

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Paul L. Audet                  BlackRock International, Ltd.  Chief Financial Officer,
Chief Financial Officer,                                        Managing Director
  Managing Director

                               BlackRock Financial            Chief Financial Officer,
                                 Management, Inc.               Managing Director

                               BlackRock Advisors, Inc.       Chief Financial Officer,
                                                                Managing Director

                               BlackRock (Japan) Inc.         Chief Financial Officer,
                                                                Managing Director

                               BlackRock Institutional        Chief Financial Officer,
                                 Management Corporation         Managing Director

                               BlackRock, Inc.                Chief Financial Officer,
                                                                Managing Director

                               NC Investment Holdings, LLC    Chief Financial Officer,
                                                                Managing Director

                               PNC Asset Management, Inc.     Chief Financial Officer,
                                                                Managing Director

                               PNC Investment                 Chief Financial Officer,
                                 Holdings, Inc.                 Managing Director

Bartholomew Angelo Battista    BlackRock Financial            Vice President, Regulatory
Vice President, Regulatory       Management, Inc.               Compliance
  Compliance

                               BlackRock Advisors, Inc.       Vice President, Regulatory
                                                                Compliance

                               BlackRock (Japan) Inc.         Vice President, Regulatory
                                                                Compliance

                               BlackRock International, Ltd.  Vice President, Regulatory
                                                                Compliance

                               BlackRock Institutional        Vice President, Regulatory
                                 Management Corporation         Compliance

Robert Peter Connolly          BlackRock, Inc.                General Counsel
Managing Director, General
  Counsel, Secretary

                               BlackRock Financial            Managing Director, Counsel,
                                 Management, Inc.               Secretary

                               BlackRock Advisors, Inc.       Managing Director, Counsel,
                                                                Secretary

                               BlackRock (Japan) Inc.         Managing Director, Counsel,
                                                                Secretary

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               BlackRock International, Ltd.  Managing Director, Counsel,
                                                                Secretary

                               BlackRock Institutional        Managing Director, Counsel,
                                 Management Corporation         Secretary

                               Provident Advisers, Inc.       General Counsel, Assistant
                                                                Secretary

Laurence Douglas Fink          BlackRock, Inc.                Chairman, CEO, Director
Chairman, CEO & Director

                               BlackRock Financial            Chairman, CEO, Director
                                 Management, Inc.

                               BlackRock Advisors, Inc.       Chairman, CEO, Director

                               BlackRock (Japan) Inc.         Chairman, CEO, Director

                               BlackRock International, Ltd   Chairman, CEO, Director

                               BlackRock Institutional        Chairman, CEO, Director
                                 Management

                               Provident Advisers, Inc.       Chairman, CEO, Director

Hugh Robert Frater             BlackRock, Inc.                Managing Director
Managing Director

                               BlackRock Advisors, Inc.       Managing Director

                               BlackRock (Japan) Inc.         Managing Director

                               BlackRock International, Ltd.  Managing Director

                               BlackRock Institutional        Managing Director
                                 Management Corporation

                               Provident Advisers, Inc.       Managing Director

Henry Gabbay                   BlackRock Financial            Managing Director, Portfolio
Managing Director, Portfolio     Management, Inc.               Compliance
  Compliance

                               BlackRock, Inc.                Managing Director, Portfolio
                                                                Compliance

                               BlackRock Advisors, Inc.       Managing Director, Portfolio
                                                                Compliance

                               BlackRock (Japan) Inc.         Managing Director, Portfolio
                                                                Compliance

                               BlackRock International, Ltd.  Managing Director, Portfolio
                                                                Compliance

                               BlackRock Institutional        Managing Director, Portfolio
                                 Management Corporation         Compliance

                               Provident Advisers, Inc.       Chief Compliance Officer

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Bennett William Golub          BlackRock, Inc.                Managing Director
Managing Partner

                               BlackRock Advisors, Inc.       Managing Director

                               BlackRock (Japan) Inc.         Managing Director

                               BlackRock International, Ltd.  Managing Director

                               BlackRock Institutional        Managing Director
                                 Management Corporation

                               Provident Advisers, Inc.       Managing Director

Robert Steven Kapito           BlackRock, Inc.                Vice Chairman
Director, Vice Chairman

                               BlackRock Financial            Vice Chairman, Director
                                 Management, Inc.

                               BlackRock Advisors, Inc.       Vice Chairman, Director

                               BlackRock (Japan) Inc.         Vice Chairman, Director

                               BlackRock International, Ltd.  Vice Chairman, Director

                               BlackRock Institutional        Vice Chairman, Director
                                 Management Corporation

                               Provident Advisers, Inc.       Vice Chairman, Director

James Joseph Lillis            BlackRock, Inc.                Treasurer, Assistant
Treasurer, Assistant                                            Secretary
  Secretary

                               BlackRock Advisors, Inc.       Treasurer, Assistant
                                                                Secretary

                               BlackRock (Japan) Inc.         Treasurer, Assistant
                                                                Secretary

                               BlackRock International, Ltd.  Treasurer, Assistant
                                                                Secretary

                               BlackRock Institutional        Treasurer, Assistant
                                 Management Corporation         Secretary

                               Provident Advisers, Inc.       Treasurer, Assistant
                                                                Secretary

Paul Phillip Matthews, II      BlackRock Financial            Managing Director
Managing Director                Management, Inc.

                               BlackRock Advisors, Inc.       Managing Director

                               BlackRock (Japan) Inc.         Managing Director

                               BFM International, Ltd.        Managing Director

                               BlackRock Institutional        Managing Director
                                 Management Corporation

                               Provident Advisers, Inc.       Managing Director

Barbara Goldman Novick         BlackRock, Inc.                Managing Director
Managing Director

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               BlackRock Advisors, Inc.       Managing Director

                               BlackRock (Japan) Inc.         Managing Director

                               BlackRock International, Ltd.  Managing Director

                               BlackRock Institutional        Managing Director
                                 Management Corporation

                               Provident Advisers, Inc.       Managing Director

Karen Horwitz Sabath           BlackRock, Inc.                Managing Director
Managing Director

                               BlackRock Advisors, Inc.       Managing Director

                               BlackRock (Japan) Inc.         Managing Director

                               BlackRock International, Ltd.  Managing Director

                               BlackRock Institutional        Managing Director
                                 Management Corporation

                               Provident Advisers, Inc.       Managing Director

Ralph Lewis Schlosstein        BlackRock, Inc.                President, Director
President, Director

                               BlackRock Financial            President, Director
                                 Management, Inc.

                               BlackRock Advisors, Inc        President, Director

                               BlackRock (Japan) Inc.         President, Director

                               BlackRock International, Ltd.  President, Director

                               BlackRock Institutional        President, Director
                                 Management

                               Provident Advisers, Inc.       President, Director

Susan Lynne Wagner             BlackRock, Inc.                Chief Financial Officer,
Chief Financial Officer,                                        Secretary
  Secretary

                               BlackRock Advisors, Inc.       Chief Financial Officer,
                                                                Secretary

                               BlackRock (Japan) Inc.         Chief Financial Officer,
                                                                Secretary

                               BlackRock International, Ltd.  Chief Financial Officer,
                                                                Secretary

                               BlackRock Institutional        Chief Financial Officer,
                                 Management Corporation         Secretary

                               Provident Advisers, Inc.       Chief Financial Officer,
                                                                Secretary

BOSTON PARTNERS ASSET MANAGEMENT, L.P.

    Boston Partners Asset Management, L.P., is an investment sub-adviser for the Small Cap Value Fund. The principal address of Boston Partners Asset Management, L.P., is One Financial Center, 43rd Floor, Boston, Massachusetts 02111. Boston Partners Asset Management, L.P., is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Boston Partners, Inc.                       --                             --
General Partner

Wayne J. Archambo                           --                             --
Limited Partner

William W. Carter, Jr.                      --                             --
Limited Partner

Mark E. Donovan                             --                             --
Limited Partner

Harry J. Rosenbluth                         --                             --
Limited Partner

FIRSTAR INVESTMENT RESEARCH & MANAGEMENT COMPANY, LLC

    Firstar Investment Research & Management Company is an investment sub-adviser for the Core Fixed Income Fund. The principal address of Firstar Investment Research & Management Company is 777 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202. Firstar Investment Research & Management Company is an investment adviser registered under the Advisers Act.


      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Firstar Corporation                         --                             --
Parent Company

John Alphonsus Becker          Firstar Corporation            President & COO
Manager

Mary Ellen Stanek                           --                             --
President & CEO

Dennis A. Wallestad                         --                             --
Compliance Officer

Robert Loudon Webster          Firstar Trust Company          President
Manager

Marian E. Zentmyer                          --                             --
Chief Investment Officer

Todd M. Krieg                               --                             --
Manager

Jeffrey Morna Squires                       --                             --
Compliance & Operations
  Officer

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Laura Jean Rauman                           --                             --
Vice President, Secretary/
  Treasurer

Marian E. Zentmyer                          --                             --
Chief Equity IO & Manager



HIGHMARK CAPITAL MANAGEMENT, INC.


    HighMark Capital Management, Inc. ("HighMark") is an investment sub-adviser for the Equity Income Fund. The principal address of HighMark is 475 Sansome Street, San Francisco, CA 94104.


      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Highmark Capital Management,                --                             --
  Inc.
100% Owner

Terry L. Chambless             Union Bank of California, NA   Investment Trust
Managing Director, Inst.
  Sales & Marketing

Patrick G. Dodson              Union Bank of California, NA   Manager, Systems
Chief Financial Officer,
  Director

Milton M. Fukuda               Union Bank of California, NA   Trust
Managing Director, Support
  Services

Clark R. Gates                 Union Bank of California, NA   Head of Investment Division
President, COO, Director

Susumu Hanada                  Bank of Tokyo--Mitsubishi,     Senior Inspector
CEO and Chairman of the Board    Inspection Division

                               Capital Markets Group          Deputy General Manager

                               Union Bank of California, NA   Executive Vice President

Robert G. Knopf                Union Bank of California, NA   Investments
Managing Director--Mutual
  Funds

Luke C. Mazur                  Union Bank of California, NA   Managing Director, CIO
Managing Director, CIO

Tsutomu Nakagawa               The Bank of Tokyo-Mitsubishi   Banking
Director

Kevin A. Rogers                Union Bank of California, NA   Investments
Managing Director, Reg.
  Portfolio Management Group

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Olga J. Sanchez                Union Bank of California, NA   Attorney
Secretary

Yoshihiko Someya               The Bank of Tokyo--Mitsubishi  Manager--Corporate--Office
Director


LSV ASSET MANAGEMENT, L.P.

    LSV Asset Management, L.P. is an investment sub-adviser for the Large Cap Value and Small Cap Value Funds. The principal address of LSV Asset Management, L.P. is 181 West Madison Avenue, Chicago, Illinois 60602. LSV Asset Management, L.P. is an investment adviser registered under the Advisers Act.


      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Lakonishok Corporation                      --                             --
General Partner

SEI Funds, Inc.                             --                             --
General Partner

Shleifer Corporation                        --                             --
General Partner


MARTINGALE ASSET MANAGEMENT, L.P.

    Martingale Asset Management, L.P. is the investment sub-adviser for the Mid-Cap Fund. The principal address of Martingale Asset Management, L.P., is 222 Berkeley Street, Boston, Massachusettes 02116. Martingale Asset Management, L.P., is an investment adviser registered under the Advisers Act.


      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Martingale Asset Management                 --                             --
  Corporation
General Partner

Patricia J. O'Connor                        --                             --
Treasurer, Administrator
  Shareholder of MAM

William Edward Jacques                      --                             --
Executive Vice President,
  Portfolio Manager,
  Shareholder of MAM

Alan J. Stassman
Chairman
  Shareholder of MAM

Arnold Seton Wood                           --                             --
President, Portfolio Manager
  Shareholder of MAM

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Douglas Evan Stark, CFA                     --                             --
Investment Research,
  Portfolio Manager

Paul Burik
Director

                               Commerz International Capital  CIO, Deputy Managing Director
                                 Management, GmbH

Peter M. Lampe                 Commerz International          VP Controller Compliance
                                 Management, GmbH               Officer



MAZAMA CAPITAL MANAGMENT, LLC



    Mazama Capital Managment, LLC ("Mazama") is a sub-adviser for the Registrant's Small Cap Growth Fund. The principal business address of Mazama is One SW Columbia Street, Suite 1860, Portland, Oregon 97258. Mazama is an investment adviser registered under the Advisers Act.



      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Ronald Adair Sauer                          --                             --
Member, President

Jill Ronne Collins                          --                             --
Member, VP Marketing

Brian Paul Alfrey                           --                             --
Member, VP-Administration/Ops

Stephen Charles Brink                       --                             --
Member, VP-Research


MELLON EQUITY ASSOCIATES, LLP


    Mellon Equity Associates, LLP is an investment sub-adviser for the Large Cap Value and Tax-Managed Large Cap Funds. The principal address of Mellon Equity Associates is 500 Grant Street, Suite 3700, Pittsburgh, Pennsylvania 15258. Mellon Equity Associates is an investment adviser registered under the Advisers Act.



      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Christopher Mark Condron       The Boston Company Asset       Director
Executive Committee Member       Management, LLC

                               Founders Asset Managment, LLC  Chairman & Director

                               TBCAM Holdings, Inc.           Director

                               The Dreyfus Corporation        Chairman, CEO, & Director

                               Franklin Portfolio             Director
                                 Holdings, Inc.

                               Franklin Portfolio             Director
                                 Associates, LLC

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Certus Asset Advisors          Director
                                 Corporation

                               Boston Safe Advisors, Inc.     Director & President

                               Mellon Capital Management      Director
                                 Corporation

                               Mellon Bond Associates, LLP    Exec. Comm. Member

                               Mellon Bank, N.A.              Director, COO/President

                               Mellon Bank Corporation        Director, COO

                               The Boston Company, Inc.       Vice Chairman & Director

                               Boston Safe Deposit and Trust  Director
                                 Company

                               The Boston Copmany Financial   President & Director
                                 Strategies, Inc.

Ronald P. O'Hanley, III        Franklin Portfolio             Director
Executive Committee Member &     Holdings, Inc.
  Chairman

                               The Boston Company Asset       Director
                                 Managment, Inc.

                               Boston Safe Advisors, Inc.     Director

                               Mellon Capital Managment       Director
                                 Corporation

                               Certus Asset Advisors          Director
                                 Corporation

                               Mellon Bond Associates, LLP    Exec. Comm. Member &
                                                                Chairman

                               Mellon-France Corporation      Director

                               Laurel Capital Advisors, LLP   Executive Committee Member

William Paul Rydell            The Dreyfus Corporation        Group Manager
President/CEO
  Executive Committee Member

James Milton Gockley           Dreyfus Financial Services     Vice President
Executive Committee Member       Corp.

                               Dreyfus Investment Services    Vice President
                                 Corp.

                               Franklin Portfolio Associates  Chief Legal Officer & Vice
                                 Trust                          President

                               Mellon Securities Trust        Vice President
                                 Company

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Laurel Capital Advisors, LLP   Vice President

                               Boston Safe Deposit and Trust  General Counsel
                                 Company

                               The Boston Company, Inc.       General Counsel

Patricia Kay Nichols
Executive VP/COO
  Exec. Comm. Member

Mellon Bank, N.A.
Limited Partner (99%)

MMIP, Inc.
General Partner (1%)

Mellon Bank Corporation
Shareholder
  Shareholders of Mellon Bank
  Corporation


NICHOLAS-APPLEGATE CAPITAL MANAGEMENT

    Nicholas-Applegate Capital Management ("Nicholas-Applegate"), is an investment sub-adviser for the Small Cap Growth Fund. The principal address of Nicholas-Applegate is 600 West Broadway, 29th Floor, San Diego, California 92101. Nicholas-Applegate is an investment adviser registered under the Advisers Act.


      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Thomas E. Bleakley                          --                             --
Limited Partner of LP

William H. Chenoweth                        --                             --
Limited Partner of LP

Laura Stanley DeMarco                       --                             --
Limited Partner of LP

Andrew B. Gallagher            Nicholas-Applegate Capital     Partner, Portfolio Manager,
Limited Partner of LP            Management                     Institutional Equity
                                                                Management

Richard E. Graf                             --                             --
Limited Partner of LP

Peter J. Johnson                            --                             --
Limited Partner of LP

Jill B. Jordon                 Nicholas-Applegate Capital     Head of Global Sales and
Limited Partner of LP            Management                     Marketing

                               Nicholas-Applegate Securities  Senior Vice President and
                                                                Head of Institutional
                                                                Business

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
John J. Kane                                --                             --
Limited Partner of LP

James E. Kellerman                          --                             --
Limited Partner of LP

George C. Kenney                            --                             --
Limited Partner of LP

Pedro V. Marcal                             --                             --
Limited Partner of LP

James T. McComsey                           --                             --
Limited Partner of LP

John J.P. McDonnell            Nicholas-Applegate Capital     COO
Limited Partner of LP            Management

Edward B. Moore, Jr.                        --                             --
Limited Partner of LP

Loretta J. Morris                           --                             --
Limited Partner of LP

Arthur E. Nicholas             Nicholas-Applegate Securites   President, Chairman
Managing Partner

                               Nicholas-Applegate Capital     Managing Partner, President
                                 Managment                      of General Partner, CIO

John R. Pipkin                              --                             --
Limited Partner of LP

Frederick S. Robertson         Nicholas-Applegate Capital     CIO/Fixed Income
Limited Partner of LP            Management

Catherine C. Somhegyi          Nicholas-Applegate Capital     CIO, Global Equity
Limited Partner of LP            Management                     Management, Partner, and
                                                                Portfolio Manager

Lawrence S. Speidell                        --                             --
Limited Partner of LP

Todd L. Spillane                            --                             --
Vice President, Director of
  Compliance

James W. Szabo                 Nichoas-Applegate Capital      General Partner of Global
Limited Partner of LP            Management Holdings LP         Holding and Nicholas-
                                                                Applegate Capital
                                                                Management

                               Nicholas-Applegate Capital     General Partner of General
                                 Management Holdings Inc.       Partner

                               Nicholas-Applegate Capital     Limited Partner of LP
                                 Management Inc.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Nicholas-Applegate Global                   --                             --
  Holding Co. LP
Limited Partner

Nicholas-Applegare Capital                  --                             --
  Management, Inc.
Limited Partner of Limited
  Partner



NOMURA CORPORATE RESEARCH AND ASSET MANAGEMENT, INC.



    Nomura Corporate Research and Asset Management, Inc. ("Nomura") is a sub-adviser for the Registrant's High Yield Bond Fund. The principal business address of Nomura is Two World Financial Center, Building B, New York, New York 10281-1198. Nomura is an investment adviser registered under the Advisers Act.



      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Nomura Holding America Inc.                 --                             --
Shareholder

The Nomura Securities Co.,                  --                             --
  Ltd.
Shareholder

Robert NMN Levine                           --                             --
President, CEO and Board
  Member

Richard Alan Buch                           --                             --
Board Member, Managing
  Director and Head Trader

Douglas Reed Metcalf                        --                             --
Director

Shigeki NMN Fujitani           Nomura Securities              Managing Director
Board Member                     International, Inc.

Joseph Redmond Schmuckler      Nomura Securities Global       Co-Chairman of the Board
Co-Chairman of the Board         Investments Advisors, Inc.

                               Nomura Holding America Inc.    Executive Managing Director

                               Nomura Securities              Co-Pres., Co-CEO & Board
                                 International                  Member

PROVIDENT INVESTMENT COUNSEL, INC.

    Provident Investment Counsel, Inc. ("Provident"), is an investment sub-adviser for the Registrant's Large Cap Fund. The principal business address of Provident is 300 North Lake Avenue, Pasadena, CA 91101. Provident is an investment sub-adviser registered under the Advisers Act.


      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Aaron Webster Lee Eubanks,                  --                             --
  Sr.
SVP, COO

Thomas John Condon                          --                             --
Managing Director

Lauro F. Guerra                             --                             --
Managing Director

George Edward Handtmann III                 --                             --
Executive Managing Director

Robert Marvin Kommerstad                    --                             --
President/Chairman

Jeffrey John Miller                         --                             --
Managing Director

Larry Dee Tashjian                          --                             --
Executive Managing Director

William Todd Warnick                        --                             --
V.P., CFO

Jeffrey Dale Lovell            Putnam, Lovell                 Managing Director & President
Director

Thomas Michael Mitchell                     --                             --
Managing Director

Frederick Brown Windle                      --                             --
Managing Director



RS INVESTMENT MANAGEMENT, L.P.


    Robertson, Stephens Investment Management, L.P., ("Robertson") is an investment subadviser to the Small Cap Growth Fund. The principal address of Robertson is 555 California Street, Suite 2600, San Francisco, CA 94104. Robertson is an investment adviser registered under the Advisers Act.


      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
RS Regulated 1 LLC (RSR1)                   --                             --

Robertson Stephens Investment               --                             --
Member of RSR1

Bank America Corporation                    --                             --
Indirect Parent

George Randall Hecht           Robertson, Stephens & Co.      Indirect Owner
Director and President           Investment Management, L.P.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Roberston, Stephens            President, CEO, Director &
                                 Investment                     Indirect Owner
                                 Management, Inc.

                               Robertson, Stephens            Trustee
                                 Investment Trust

Paul Harbor Stephens           Roberston, Stephens            Indirect Owner
Member of Group                  Investment
                                 Management, Inc.

David James Evans, III                      --                             --
Secretary, Sec. Analyst,
  Portfolio Manager


SANFORD C. BERNSTEIN & CO., INC.

    Sanford C. Bernstein & Co., Inc., is an investment sub-adviser for the Tax-Managed Fund and Large Cap Value Fund. The principal address of Sanford C. Bernstein & Co., Inc., is 767 Fifth Avenue, New York, New York 10153-0185. Sanford C. Bernstein & Co., Inc., is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Lewis A. Sanders                            --                             --
Chairman of the Board, Chief
  Executive Officer, Director

Roger Hertog                                --                             --
President and Chief Operating
  Officer

Andrew S. Adelson                           --                             --
Senior Vice President, Chief
  Investment Officer--
  International Equities,
  Director

Kevin R. Brine                              --                             --
Senior Vice President--Global
  Asset Management Services,
  Director

Charles C. Cahn, Jr.                        --                             --
Senior Vice President,
  Director of Global Fixed
  Income, Director

Marilyn Goldstein Fedak                     --                             --
Senior Vice President, Chief
  Investment Officer--U.S.
  Equities, Director

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Michael L. Goldstein                        --                             --
Senior Vice President--Chief
  Investment Strategist,
  Director

Thomas S. Hexner                            --                             --
Senior Vice
  President--Private Client
  Services

Thomas S. Hexnar               RFT Corporation                Managing Director
Sr. VP--Private Client           (Philanthropic Mgmt.)
  Services, Director

Gerald M. Lieberman                         --                             --
Senior Vice
  President--Finance and
  Administration

Jean Margo Reid                             --                             --
Senior Vice President,
  General Counsel, Director

Francis H. Trainer, Jr.                     --                             --
Senior Vice President, Chief
  Investment Officer--Fixed
  Income, Director



SAWGRASS ASSET MANAGEMENT, LLC



    Sawgrass Asset Management, LLC is a sub-adviser for the Registrant's Small Cap Fund. The principal business address of Sawgrass Asset Management, LLC is 4337 Pablo Oaks Court, Building 200, Jacksonville, Florida 32224. Sawgrass Asset Management, LLC is an investment adviser registered under the Adviser Act.



      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Sawgrass Asset                              --                             --
  Management, Inc.
  ("S.A.M., Inc.")
Member, Shareholder of 50%

AmSouth Bank                                --                             --
Member, Shareholder of 50%

AmSouth Bancorporation                      --                             --
100% Shareholder of AmSouth
  Bank

Andrew M. Cantor               S.A.M., Inc.                   1/3 Owner
Principal

Dean E. McQuiddy               S.A.M., Inc.                   1/3 Owner
Principal

Brian K. Monroe                S.A.M., Inc.                   1/3 Owner
Principal

SECURITY CAPITAL GLOBAL CAPITAL MANAGEMENT GROUP, INC.



    Security Capital Global Capital Management Group, Inc. is a Sub-adviser for the Registrant's Small Cap Value Fund. The principal business address of Security Capital Global Capital Management Group, Inc. is 11 South LaSalle St., Chicago, IL 60603. Security Capital Global Capital Management Group, Inc. is an investment adviser registered under the Adviser Act.



      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Security Capital Investment                 --                             --
  Research Incorporated
  ("SCIR")
Owner

Security Capital Group                      --                             --
  Incorporated
100% Owner of SCIR

Kevin W. Bedell                             --                             --
Senior Vice President

Jeff A. Jacobson                            --                             --
Managing Director

Anthony R. Manno, Jr.                       --                             --
President, Director, and
  Managing Director

Daniel F. Miranda                           --                             --
Managing Director

Jeffrey C. Nellessen                        --                             --
Vice President, Secretary,
  Treasurer, and Controller

Kenneth D. Statz                            --                             --
Managing Director


STI CAPITAL MANAGEMENT, N.A.


    STI Capital Management, N.A. is an investment sub-adviser for the Capital Appreciation and Balanced Funds. The principal business address of STI Capital Management, N.A. is 200 South Orange Avenue--SOAB 8th Floor, Orlando, FL 32802. STI Capital Management, N.A. is an investment adviser registered under the Adviser Act.



      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Larry M. Cole
Managing Director, Client
  Service

L. Earl Denney
Managing Director, Fixed
  Income

Hunting Deutsch
Member, Board of Directors

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Anthony R. Gray
Chief Executive Officer

Elliott A. Perny
Managing Director, Mid-Cap
  Equity

Andre B. Prawoto
Managing Director, Marketing,
  Operations and Compliance

Jonathan D. Rich
Member, Board of Directors

Mills A. Riddick
Managing Director, Value
  Equity

Ronald H. Schwartz
Managing Director, Fixed
  Income

E. Jenner Wood, III
Member, Board of Directors

James R. Wood
President & Chief Operations
  Officer; Chairman, Board of
  Directors


SEI INVESTMENTS MANAGEMENT CORPORATION

    SEI Investments Management Company ("SIMC") is an investment adviser for each of the Funds. The principal address of SIMC is Oaks, Pennsylvania 19456. SIMC is an investment adviser registered under the Advisers Act.


      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Alfred P. West, Jr.            SEI Investments Company        Chairman, CEO
Chairman, CEO, Director

                               SEI Investments Distribution   Director, Chairman of the
                                 Co.                            Board of Directors

                               SEI Inc. (Canada)              Director

                               SEI Ventures, Inc.             Director, Chairman, President

                               SEI Funds, Inc.                CEO, Chairman of the Board of
                                                                Directors

                               Rembrandt Financial Services   Chairman of the Board of
                                 Company                        Directors

                               SEI Global Investment Corp.    Director, CEO, Chairman

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               SEI Investments Global         Chairman, CEO
                                 Management (Cayman),
                                 Limited

                               SEI Capital AG                 Director, Chairman of the
                                                                Board

                               SEI Global Capital             Director, CEO, Chairman
                                 Investments, Inc.

                               CR Financial Services Company  Director, Chairman of the
                                                                Board

                               CR Capital Resources, Inc.     Director, Chairman of the
                                                                Board

                               SEI Investments Mutual Fund    Chairman, CEO
                                 Services

                               SEI Investments Fund           Chairman, CEO
                                 Management

                               SEI Global Holdings (Cayman)   Chairman, CEO
                                 Inc.

                               SEI Investments De Mexico      Director

                               SEI Asset Korea                Director

Carmen V. Romeo                SEI Investments Company        Director, Executive Vice
Executive Vice President,                                       President, President--
  Director                                                      Investment Advisory Group

                               SEI Investments Distribution   Director
                                 Co.

                               SEI Trust Company              Director

                               SEI Investments, Inc.          Director, President

                               SEI Investments                Director, President
                                 Developments, Inc.

                               SEI Funds, Inc.                Director, Executive Vice
                                                                President

                               Rembrandt Financial Services   Director, Executive Vice
                                 Company                        President

                               SEI Global Capital             Executive Vice President
                                 Investments, Inc.

                               SEI Primus Holding Corp.       Director, President

                               CR Financial Services Company  Director

                               CR Capital Resources, Inc.     Director

                               SEI Investments Mutual Fund    Executive Vice President
                                 Services

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               SEI Investments Fund           Executive Vice President
                                 Management

Richard B. Lieb                SEI Investments Company        Director, Executive Vice
Director, Executive Vice                                        President, President--
  President                                                     Investment Systems &
                                                                Services Division

                               SEI Investments Distribution   Director, Executive Vice
                                 Co.                            President

                               SEI Trust Company              Director, Chairman of the
                                                                Board

                               SEI Investments-Global Fund    Director
                                 Services Limited

                               CR Capital Resources, Inc.     Director

                               SEI Investments Mutual Fund    Executive Vice President
                                 Services

                               SEI Investments Fund           Executive Vice President
                                 Management

Edward Loughlin                SEI Investments Company        Executive Vice President,
Executive Vice President                                        President--Asset Management
                                                                Division

                               SEI Trust Company              Director

                               SEI Insurance Group, Inc.      Director, President,
                                                                Secretary

                               SEI Funds, Inc.                Executive Vice President

                               SEI Advanced Capital           Director, President
                                 Management, Inc.

                               SEI Investments Mutual Fund    Executive Vice President
                                 Services

                               SEI Investments Fund           Executive Vice President
                                 Management

                               Primus Capital Advisors        Director
                                 Company

Dennis J. McGonigle            SEI Investments Company        Executive Vice President
Executive Vice President

                               SEI Investments Distribution   Executive Vice President
                                 Co.

                               SEI Investments Mutual Fund    Senior Vice President
                                 Services

                               SEI Investments Fund           Senior Vice President
                                 Management

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Michael Arizin                              --                             --
Senior Vice President,
  Managing Director

Ed Daly                                     --                             --
Senior Vice President,
  Managing Director

Leo J. Dolan, Jr.              SEI Distribution Co.           Senior Vice President
Senior Vice President

                               Rembrandt Financial Services   Senior Vice President
                                 Company

                               SEI Investments Mutual Fund    Senior Vice President
                                 Services

                               SEI Investments Fund           Senior Vice President
                                 Management

Mick Duncan                    SEI Investments Mutual Fund    Vice President, Team Leader
Senior Vice President,           Services
  Managing Director

                               SEI Investments Fund           Vice President, Team Leader
                                 Management

Carl A. Guarino                SEI Investments Company        Senior Vice President
Senior Vice President

                               SEI Investments Distribution   Senior Vice President
                                 Company

                               Rembrandt Financial Services   Director, Vice President
                                 Company

                               SEI Global Investments Corp.   Senior Vice President

                               SEI Global Investments         Director
                                 (Cayman) Limited

                               SEI Investments Global,        Director
                                 Limited

                               SEI Global Holdings (Cayman)   Director
                                 Inc.

                               SEI Investments Argentina      Director
                                 S.A.

                               SEI Investments De Mexico      Director

                               SEI Investments (Europe) Ltd.  Director

Larry Hutchison                SEI Investments Distribution   Senior Vice President
Senior Vice President            Co.

Robert S. Ludwig               SEI Funds, Inc.                Vice President
Senior Vice President, CIO

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               SEI Investments Mutual Fund    Vice President, Team Leader
                                 Services

                               SEI Investments Fund           Vice President, Team Leader
                                 Management

Jack May                       SEI Investments Distribution   Senior Vice President
Senior Vice President            Co.

James V. Morris                             --                             --
Senior Vice President,
  Managing Director

Steve Onofrio                               --                             --
Senior Vice President,
  Managing Director

Kevin P. Robins                SEI Investments Company        Senior Vice President,
Senior Vice President,                                          General Counsel, Assistant
  General Counsel, Secretary                                    Secretary

                               SEI Investments Distribution   Senior Vice President,
                                 Co.                            General Counsel, Secretary

                               SEI Inc. (Canada)              Senior Vice President,
                                                                General Counsel, Secretary

                               SEI Trust Company              Director, Senior Vice
                                                                President, General Counsel,
                                                                Assistant Secretary

                               SEI Investments, Inc.          Senior Vice President,
                                                                General Counsel, Secretary

                               SEI Ventures, Inc.             Senior Vice President,
                                                                General Counsel, Secretary

                               SEI Investments                Senior Vice President,
                                 Developments, Inc.             General Counsel, Secretary

                               SEI Insurance Group, Inc.      Senior Vice President,
                                                                General Counsel

                               SEI Funds, Inc.                Senior Vice President,
                                                                General Counsel, Secretary

                               Rembrandt Financial Services   Vice President, Assistant
                                 Company                        Secretary

                               SEI Global Investments Corp.   Senior Vice President,
                                                                General Counsel, Secretary

                               SEI Advanced Capital           Senior Vice President,
                                 Management, Inc.               General Counsel, Secretary

                               SEI Global Capital             Senior Vice President,
                                 Investments Inc.               General Counsel, Secretary

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               SEI Primus Holding Corp.       Senior Vice President,
                                                                General Counsel, Secretary

                               CR Financial Services Company  Senior Vice President,
                                                                General Counsel, Secretary

                               CR Capital Resources, Inc.     Senior Vice President

                               SEI Investments Mutual Fund    Senior Vice President,
                                 Services                       General Counsel, Secretary

                               SEI Investments Fund           Senior Vice President,
                                 Management                     General Counsel, Secretary

                               SEI Global Holdings (Cayman)   Director, General Counsel,
                                 Inc.                           Secretary

Kenneth Zimmer                              --                             --
Senior Vice President,
  Managing Director

Robert Aller Vice President    SEI Investments Distribution   Vice President
                                 Company

Timothy D. Barto               SEI Investments Company        Vice President, Assistant
Vice President, Assistant                                       Secretary
  Secretary

                               SEI Investments Distribution   Vice President, Assistant
                                 Company                        Secretary

                               SEI Investments, Inc.          Vice President, Assistant
                                                                Secretary

                               SEI Ventures, Inc.             Vice President, Assistant
                                                                Secretary

                               SEI Investments                Vice President, Assistant
                                 Developments, Inc.             Secretary

                               SEI Funds, Inc.                Vice President, Assistant
                                                                Secretary

                               SEI Global Investments Corp.   Vice President, Assistant
                                                                Secretary

                               SEI Advanced Capital           Vice President, Assistant
                                 Management, Inc.               Secretary

                               SEI Global Capital             Vice President, Assistant
                                 Investments, Inc.              Secretary

                               SEI Primus Holding Corp.       Vice President, Assistant
                                                                Secretary

                               SEI Investments Mutual Fund    Vice President, Assistant
                                 Services                       Secretary

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               SEI Investments Fund           Vice President, Assistant
                                 Management                     Secretary

Jay Brown                                   --                             --
Vice President

Todd Cipperman                 SEI Investments Company        Vice President, Assistant
Vice President, Assistant                                       Secretary
  Secretary

                               SEI Investments Distribution   Vice President, Assistant
                                 Co.                            Secretary

                               SEI Trust Company              Vice President, Assistant
                                                                Secretary

                               SEI Investments, Inc.          Vice President, Assistant
                                                                Secretary

                               SEI Ventures, Inc.             Vice President, Assistant
                                                                Secretary

                               SEI Developments, Inc.         Vice President, Assistant
                                                                Secretary

                               SEI Funds, Inc.                Vice President, Assistant
                                                                Secretary

                               Rembrandt Financial Services   Vice President, Assistant
                                 Company                        Secretary

                               SEI Global Investments Corp.   Vice President, Assistant
                                                                Secretary

                               SEI Advanced Capital           Director, Vice President,
                                 Management, Inc.               Assistant Secretary

                               SEI Investments Global         Director, Vice President,
                                 (Cayman), Limited              Assistant Secretary

                               SEI Global Capital             Vice President, Assistant
                                 Investments, Inc.              Secretary

                               SEI Investments Global,        Director
                                 Limited

                               SEI Primus Holding Corp.       Vice President, Assistant
                                                                Secretary

                               SEI Investments Mutual Fund    Vice President, Assistant
                                 Services                       Secretary

                               SEI Investments Fund           Vice President, Assistant
                                 Management                     Secretary

                               SEI Global Holdings (Cayman)   Director, Vice President,
                                 Inc.                           Assistant Secretary

                               SEI Investments (Europe) Ltd.  Director

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
S. Courtney E. Collier         SEI Investments Distribution   Vice President, Assistant
Vice President, Assistant        Co.                            Secretary
  Secretary

                               SEI Trust Company              Vice President, Assistant
                                                                Secretary

                               SEI Investments, Inc.          Vice President, Assistant
                                                                Secretary

                               SEI Ventures, Inc.             Vice President, Assistant
                                                                Secretary

                               SEI Investments                Vice President, Assistant
                                 Developments, Inc.             Secretary

                               SEI Funds, Inc.                Vice President, Assistant
                                                                Secretary

                               SEI Global Investments Corp.   Vice President, Assistant
                                                                Secretary

                               SEI Advanced Capital           Vice President, Assistant
                                 Management, Inc.               Secretary

                               SEI Global Capital             Vice President, Assistant
                                 Investments, Inc.              Secretary

                               SEI Primus Holding Corp.       Vice President, Assistant
                                                                Secretary

                               SEI Investments Mutual Fund    Vice President, Assistant
                                 Services                       Secretary

                               SEI Investments Fund           Vice President, Assistant
                                 Management                     Secretary

Robert Crudup                  SEI Investments Distribution   Vice President, Managing
Vice President, Managing         Company                        Director
  Director

                               SEI Investments Mutual Fund    Vice President, Managing
                                 Services                       Director

                               SEI Investments Fund           Vice President, Managing
                                 Management                     Director

Richard A. Deak                SEI Investments Company        Vice President, Assistant
Vice President, Assistant                                       Secretary
  Secretary

                               SEI Investments Distribution   Vice President, Assistant
                                 Company                        Secretary

                               SEI Trust Company              Vice President, Assistant
                                                                Secretary

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               SEI Investments, Inc.          Vice President, Assistant
                                                                Secretary

                               SEI Ventures, Inc.             Vice President, Assistant
                                                                Secretary

                               SEI Investments                Vice President, Assistant
                                 Developments, Inc.             Secretary

                               SEI Funds, Inc.                Vice President, Assistant
                                                                Secretary

                               SEI Global Investments Corp.   Vice President, Assistant
                                                                Secretary

                               SEI Advanced Capital           Vice President, Assistant
                                 Management, Inc.               Secretary

                               SEI Global Capital             Vice President, Assistant
                                 Investments, Inc.              Secretary

                               SEI Primus Holding Corp.       Vice President, Assistant
                                                                Secretary

                               SEI Investments Mutual Fund    Vice President, Assistant
                                 Services                       Secretary

                               SEI Investments Fund           Vice President, Assistant
                                 Management                     Secretary

Melissa Doran Rayer                         --                             --
Vice President

Michael Farrell                             --                             --
Vice President

James R. Foggo                 SEI Investments Company        Vice President, Assistant
Vice President, Assistant                                       Secretary
  Secretary

                               SEI Investments Distribution   Vice President, Assistant
                                 Company                        Secretary

                               SEI Trust Company              Vice President, Assistant
                                                                Secretary

                               SEI Investments, Inc.          Vice President, Assistant
                                                                Secretary

                               SEI Ventures, Inc.             Vice President, Assistant
                                                                Secretary

                               SEI Investments                Vice President, Assistant
                                 Developments, Inc.             Secretary

                               SEI Funds, Inc.                Vice President, Assistant
                                                                Secretary

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               SEI Global Investments Corp.   Vice President, Assistant
                                                                Secretary

                               SEI Advanced Capital           Vice President, Assistant
                                 Management Inc.                Secretary

                               SEI Global Capital             Vice President, Assistant
                                 Investments, Inc.              Secretary

                               SEI Primus Holding Corp.       Vice President, Assistant
                                                                Secretary

                               SEI Investments Mutual Fund    Vice President, Assistant
                                 Services                       Secretary

                               SEI Investments Fund           Vice President, Assistant
                                 Management                     Secretary

Vic Galef                      SEI Investments Distribution   Vice President, Managing
Vice President, Managing         Company                        Director
  Director

                               SEI Investments Mutual Fund    Vice President, Managing
                                 Services                       Director

                               SEI Investments Fund           Vice President, Managing
                                 Management                     Director

Lydia A. Gavalis               SEI Investments Company        Vice President, Assistant
Vice President, Assistant                                       Secretary
  Secretary

                               SEI Investments Distribution   Vice President, Assistant
                                 Company                        Secretary

                               SEI Trust Company              Vice President, Assistant
                                                                Secretary

                               SEI Investments, Inc.          Vice President, Assistant
                                                                Secretary

                               SEI Ventures, Inc.             Vice President, Assistant
                                                                Secretary

                               SEI Investments                Vice President, Assistant
                                 Developments, Inc.             Secretary

                               SEI Funds, Inc.                Vice President, Assistant
                                                                Secretary

                               SEI Global Investments Corp.   Vice President, Assistant
                                                                Secretary

                               SEI Advanced Capital           Vice President, Assistant
                                 Management, Inc.               Secretary

                               SEI Global Capital             Vice President, Assistant
                                 Investments, Inc.              Secretary

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               SEI Primus Holding Corp.       Vice President, Assistant
                                                                Secretary

                               SEI Investments Mutual Fund    Vice President, Assistant
                                 Services                       Secretary

                               SEI Investments Fund           Vice President, Assistant
                                 Management                     Secretary

Greg Gettinger                 SEI Investments Company        Vice President
Vice President

                               SEI Investments Distribution   Vice President
                                 Company

                               SEI Trust Company              Vice President

                               SEI Investments, Inc.          Vice President

                               SEI Ventures, Inc.             Vice President

                               SEI Investments                Vice President
                                 Developments, Inc.

                               SEI Funds, Inc.                Vice President

                               SEI Global Investments Corp.   Vice President

                               SEI Advanced Capital           Vice President
                                 Management, Inc.

                               SEI Global Capital             Vice President
                                 Investments, Inc.

                               SEI Primus Holding Corp.       Vice President

                               SEI Investments Mutual Fund    Vice President
                                 Services

                               SEI Investments Fund           Vice President
                                 Management

Susan R. Hartley                            --                             --
Vice President

Kathy Heilig                   SEI Inc. (Canada)              Vice President, Treasurer
Vice President, Treasurer

                               SEI Investments Company        Vice President, Treasurer,
                                                                Chief Accounting Officer

                               SEI Investments Distribution   Vice President
                                 Company

                               SEI Trust Company              Vice President, Treasurer

                               SEI Ventures, Inc              Vice President, Treasurer

                               SEI Insurance Group, Inc.      Vice President, Treasurer

                               SEI Realty Capital             Vice President, Treasurer
                                 Corporation

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Rembrandt Financial Services   Vice President, Treasurer
                                 Company

                               SEI Global Investments Corp.   Director, Vice President,
                                                                Treasurer

                               SEI Advanced Capital           Director, Vice President,
                                 Management, Inc.               Treasurer

                               SEI Investments Global         Vice President, Treasurer
                                 (Cayman), Limited

                               CR Capital Resources, Inc.     Vice President, Treasurer

                               SEI Investments Mutual Fund    Vice President, Treasurer
                                 Services

                               SEI Investments Fund           Vice President, Treasurer
                                 Management

                               SEI Global Holdings (Cayman)   Vice President, Treasurer
                                 Inc.

Kim Kirk                       SEI Investments Distribution   Vice President, Managing
Vice President, Managing         Company                        Director
  Director

                               SEI Investments-Global Fund    Director
                                 Services Limited

                               SEI Investments Mutual Fund    Vice President, Managing
                                 Services                       Director

                               SEI Investments Fund           Vice President, Managing
                                 Management                     Director

John Krzeminski                SEI Investments Distribution   Vice President, Managing
Vice President, Managing         Company                        Director
  Director

                               SEI Investments Mutual Fund    Vice President, Managing
                                 Services                       Director

                               SEI Investments Fund           Vice President, Managing
                                 Management                     Director

Vicki Malloy                   SEI Investments Mutual Fund    Vice President, Team Leader
Vice President, Managing         Services
  Director

                               SEI Investments Fund           Vice President, Team Leader
                                 Management

Christine M. McCullough        SEI Investments Company        Vice President, Assistant
Vice President, Assistant                                       Secretary
  Secretary

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               SEI Investments Distribution   Vice President, Assistant
                                 Company                        Secretary

                               SEI Investments, Inc.          Vice President, Assistant
                                                                Secretary

                               SEI Ventures, Inc.             Vice President, Assistant
                                                                Secretary

                               SEI Investments                Vice President, Assistant
                                 Developments, Inc.             Secretary

                               SEI Funds, Inc.                Vice President, Assistant
                                                                Secretary

                               SEI Global Investments Corp.   Vice President, Assistant
                                                                Secretary

                               SEI Advanced Capital           Vice President, Assistant
                                 Management, Inc.               Secretary

                               SEI Global Capital             Vice President, Assistant
                                 Investments, Inc.              Secretary

                               SEI Primus Holding Corp.       Vice President, Assistant
                                                                Secretary

                               SEI Investments Mutual Fund    Vice President, Assistant
                                 Services                       Secretary

                               SEI Investments Fund           Vice President, Assistant
                                 Management                     Secretary

Carolyn McLaurin               SEI Investments Distribution   Vice President, Managing
Vice President, Managing         Company                        Director
  Director

                               SEI Investments Mutual Fund    Vice President, Managing
                                 Services                       Director

                               SEI Investments Fund           Vice President, Managing
                                 Management                     Director

Mary Jean Melair                            --                             --
Vice President

Roger Messina                               --                             --
Vice President

Cynthia M. Parish              SEI Investments Company        Vice President, Assistant
Vice President, Assistant                                       Secretary
  Secretary

                               SEI Investments Distribution   Vice President, Assistant
                                 Company                        Secretary

                               SEI Trust Company              Vice President, Assistant
                                                                Secretary

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               SEI Investments, Inc.          Vice President, Assistant
                                                                Secretary

                               SEI Ventures, Inc.             Vice President, Assistant
                                                                Secretary

                               SEI Investments                Vice President, Assistant
                                 Developments, Inc.             Secretary

                               SEI Funds, Inc.                Vice President, Assistant
                                                                Secretary

                               Rembrandt Financial Services   Vice President, Assistant
                                 Company                        Secretary

                               SEI Global Investments Corp.   Vice President, Assistant
                                                                Secretary

                               SEI Advanced Capital           Vice President, Assistant
                                 Management, Inc.               Secretary

                               SEI Global Capital             Vice President, Assistant
                                 Investments, Inc.              Secretary

                               SEI Primus Holding Corp.       Vice President, Assistant
                                                                Secretary

                               SEI Investments Mutual Fund    Vice President, Assistant
                                 Services                       Secretary

                               SEI Investments Fund           Vice President, Assistant
                                 Management                     Secretary

                               SEI Global Holdings (Cayman)   Vice President, Assistant
                                 Inc.                           Secretary

                               SEI Investments (Europe) Ltd.  Director

Robert Prucnal                              --                             --
Vice President

Edward T. Searle               SEI Investments Distribution   Vice President, Assistant
Vice President, Assistant        Company                        Secretary
  Secretary

                               SEI Investments, Inc.          Vice President, Assistant
                                                                Secretary

                               SEI Ventures, Inc.             Vice President, Assistant
                                                                Secretary

                               SEI Investments                Vice President, Assistant
                                 Developments, Inc.             Secretary

                               SEI Funds, Inc.                Vice President, Assistant
                                                                Secretary

                               SEI Global Investments Corp.   Vice President, Assistant
                                                                Secretary

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               SEI Advanced Capital           Vice President, Assistant
                                 Management, Inc.               Secretary

                               SEI Global Capital             Vice President, Assistant
                                 Investments, Inc.              Secretary

                               SEI Primus Holding Corp.       Vice President, Assistant
                                                                Secretary

                               SEI Investments Mutual Fund    Vice President, Assistant
                                 Services                       Secretary

                               SEI Investments Fund           Vice President, Assistant
                                 Management                     Secretary

Daniel Spaventa                SEI Investments Distribution   Vice President
Vice President                   Company

Kathryn L. Stanton             SEI Investments Company        Vice President
Vice President

                               SEI Investments Distribution   Vice President
                                 Co.

                               CR Financial Services Company  Secretary, Treasurer

                               CR Capital Resource, Inc.      Secretary

                               SEI Investments Mutual Fund    Vice President
                                 Services

                               SEI Investments Fund           Vice President
                                 Management

Lynda J. Striegel              SEI Investments Company        Vice President, Assistant
Vice President, Assistant                                       Secretary
  Secretary

                               SEI Investments Distribution   Vice President, Assistant
                                 Company                        Secretary

                               SEI Investments, Inc.          Vice President, Assistant
                                                                Secretary

                               SEI Trust Company              Vice President, Assistant
                                                                Secretary

                               SEI Ventures, Inc.             Vice President, Assistant
                                                                Secretary

                               SEI Investments                Vice President, Assistant
                                 Developments, Inc.             Secretary

                               SEI Funds, Inc.                Vice President, Assistant
                                                                Secretary

                               SEI Global Investments Corp.   Vice President, Assistant
                                                                Secretary

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               SEI Advanced Capital           Vice President, Assistant
                                 Management, Inc.               Secretary

                               SEI Global Capital             Vice President, Assistant
                                 Investments, Inc.              Secretary

                               SEI Primus Holding Corp.       Vice President, Assistant
                                                                Secretary

                               SEI Investments Mutual Fund    Vice President, Assistant
                                 Services                       Secretary

                               SEI Investments Fund           Vice President, Assistant
                                 Management                     Secretary

Mary Vogan                                  --                             --
Vice President

Raymond B. Webster                          --                             --
Vice President

Susan R. West                               --                             --
Vice President, Managing
  Director

Lori L. White                  SEI Investments Distribution   Vice President, Assistant
Vice President, Assistant        Co.                            Secretary
  Secretary

                               SEI Trust Company              Vice President, Assistant
                                                                Secretary

                               SEI Investments, Inc.          Vice President, Assistant
                                                                Secretary

                               SEI Ventures, Inc.             Vice President, Assistant
                                                                Secretary

                               SEI Investments                Vice President, Assistant
                                 Developments, Inc.             Secretary

                               SEI Funds, Inc.                Vice President, Assistant
                                                                Secretary

                               SEI Global Investments Corp.   Vice President, Assistant
                                                                Secretary

                               SEI Advanced Capital           Vice President, Assistant
                                 Management, Inc.               Secretary

                               SEI Global Capital             Vice President, Assistant
                                 Investments, Inc.              Secretary

                               SEI Primus Holding Corp.       Vice President, Assistant
                                                                Secretary

                               SEI Investments Mutual Fund    Vice President, Assistant
                                 Services                       Secretary

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               SEI Investments Fund           Vice President, Assistant
                                 Management                     Secretary

Mark S. Wilson                              --                             --
Vice President

Wayne M. Withrow               SEI Investments Distribution   Vice President, Managing
Vice President, Managing         Co.                            Director
  Director

                               SEI Investments Mutual Fund    Vice President, Managing
                                 Services                       Director

                               SEI Investments Fund           Vice President, Managing
                                 Management                     Director


TCW FUNDS MANAGEMENT, INC.


    TCW Funds Management, Inc. ("TCW") is an investment sub-adviser for the Registrant's Large Cap Growth Fund. The principal address of TCW is 865 S. Figuero Street, Suite 1800, Los Angeles, CA 90017. TCW is an investment adviser registered under the Advisers Act.



      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Alvin Robert Albe, Jr.         TCW/Latin America Partners,    Managing Director
Director, President & CEO        L.L.C.

                               TCW Advisors, Inc.             Director, Chairman &
                                                                President

                               TCW Asia Limited               Director

                               TCW London International,      Managing Director, Chief
                                 Limited                        Administrative Officer & VP

                               TCW Asset Management Company   Director/Exec. VP--Finance &
                                                                Admin.

                               Trust Company of the West      Director/Exec. VP--Finance &
                                                                Admin.

                               The TCW Group, Inc.            Exec. VP--Finance & Admin.

Mark Louis Attanasio           TCW/Crescent Mezzanine,        Director, Managing
Group MD & CIO--                 L.L.C.                         Director & Portfolio
  Fixed Income, Below                                           Manager
  Investment Grade

                               TCW Asset Management Company   Director & Group Managing
                                                                Director & CIO--Below
                                                                Investment Grade Fixed
                                                                Income

                               Trust Company of the West      Group Managing Director &
                                                                CIO--Below Investment Grade
                                                                Fixed Income

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Crescent MACH I G.P.           Director
                                 Corporation

Philip Alan Barach             TCW Advisors, Inc.             Group Managing director &
Grp. MD & CIO--                                                 CIO--Investment Grade Fixed
  Fixed Income Investment                                       Income
  Grade

                               TCW Asset Management Company   Director & Group Managing
                                                                director & CIO--Investment
                                                                Grade Fixed Income

                               Trust Company of the West      Group Managing director &
                                                                CIO--Investment Grade Fixed
                                                                Income

Javier Weichers Baz            TCW/Latin America Partners     Managing Director
Managing Director, CIO--         L.L.C.
  International

                               TCW London International,      Director, President & CEO
                                 Limited

                               TCW Asia Limited               CIO--International

                               TCW Asset Management Company   Director & Managing Director,
                                                                CIO--International &
                                                                Chairman, International
                                                                Asset Allocation Committee

                               Trust Company of the West      Managing Director, CIO--
                                                                International & Chairman,
                                                                International Asset
                                                                Allocation Committee

Michael Edward Cahill          TCW/Latin America Partners,    General Counsel and Assistant
General Counsel, Sec. &          L.L.C.                         Secretary
  Managing Director

                               TCW/Crescent Mezzanine,        Managing Director, General
                                 L.L.C.                         Counsel & Secretary

                               TCW Advisors, Inc.             Managing Director, General
                                                                Counsel & Secretary

                               TCW Asia Limited               Director

                               TCW London International,      Director & Managing Director,
                                 Limited                        General Counsel, VP &
                                                                Assistant Secretary

                               TCW Asset Management Company   Director, Managing Director,
                                                                General Counsel & Secretary

                               Trust Company of the West      Managing Director, General
                                                                Counsel & Secretary

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               The TCW Group, Inc.            Managing Director, General
                                                                Counsel & Secretary

Ernest Odin Ellison            TCW Asset Management Company   Chairman, Investment Policy
Ch., Investment Policy                                          Committee
  Committee

                               TCW London International,      Director--Vice Chairman
                                 Limited

                               The TCW Group, Inc.            Director--Vice Chairman

                               Trust Company of the West      Director--Vice Chairman,
                                                                Chairman, Investment Policy
                                                                Committee

                               TCW Special Credits            Investment Oversight & Review
                                                                Committee

                                                              Investments/Approval/Review
                                                                Committee

Douglas Stephen Foreman        TCW Asset Management Company   Group Managing Director,
Group MD & CIO U.S. Equities                                    Chief Investment Officer--
                                                                U.S. Equities

                               Trust Company of the West      Group Managing Director,
                                                                Chief Investment Officer--
                                                                U.S. Equities

Robert Maxwell Hanisee         TCW Asset Management Company   Group Managing Director,
MD & IO--Private Client                                         Chief Investment Officer--
  Services                                                      Private Client Services

                               Trust Company of the West      Managing Director, Chief
                                                                Investment Officer--Private
                                                                Client Services

Thomas Ernest Larkin, Jr.      TCW Advisors, Inc.             Director--Vice Chairman
Chairman of the Board

                               TCW Asset Management Company   Director--Vice Chairman

                               Trust Company of the West      Director and President

                               The TCW Group, Inc.            Director, Exec. VP & Managing
                                                                Director

Hillary Gillian Darcy Lord     TCW Advisors, Inc.             Managing Director, CCO &
Managing Director, CCO, &                                       Asst. Secretary
  Asst. Secretary

                               The TCW Group, Inc.            Managing Director, CCO &
                                                                Asst. Secretary

                               TCW Asset Management Company   Managing Director, CCO

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Trust Company of the West      Managing Director, CCO

William Charles Sonneborn      TCW Advisors, Inc.             Managing Director, CFO &
CFO, Managing Director, &                                       Asst. Secretary
  Asst. Sec.

                               TCW Asset Management Company   Director, Managing Director,
                                                                CFO & Asst. Secretary

                               TCW/Crescent Mezzanine,        CFO, Managing Director
                                 L.L.C.

                               TCW London International,      Managing Director, CFO
                                 Limited

                               Trust Company of the West      Managing Director, CFO &
                                                                Asst. Secretary

                               The TCW Group, Inc.            Managing Director, CFO &
                                                                Asst. Secretary

                               TCW/Latin American Partners,   CFO & Treasurer
                                 L.L.C.

Marc Irwin Stern               TCW/Latin America Partners,    Managing Director
Director, Chairman               L.L.C.

                               TCW/Crescent Mezzanine,        Director
                                 L.L.C.

                               TCW Advisors, Inc.             Director, Vice Chairman

                               TCW Special Credits            Investment Oversight & Review
                                                                Committee Member

                               TCW Asia Limited               Director, Chairman

                               TCW London International,      Director, Chairman, Chairman
                                 Limited                        of the Board

                               TCW Asset Management Company   President & Vice Chairman

                               The TCW Group, Inc.            Director & President

                               Trust Company of the West      Director, Exec. VP & Group
                                                                Managing Director

WALL STREET ASSOCIATES

    Wall Street Associates is an investment sub-adviser for the Small Cap Growth Fund. The principal address of Wall Street Associates is 1200 Prospect Street, Suite 100, La Jolla, California 92037. Wall Street Associates is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Richard S. Coons                            --                             --
Director/Portfolio Manager

William Jeffery, III                        --                             --
Director/Portfolio Manager

Kenneth F. McCain                           --                             --
Director/Portfolio Manager

WESTERN ASSET MANAGEMENT COMPANY

    Western Asset Management Company is an investment sub-adviser for the Core Fixed Income Funds. The principal address of Western Asset Management Company is 117 East Colorado Boulevard, Pasadena, California 91105. Western Asset Management Company is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Carl L. Eichstaedt                          --                             --
Portfolio Manager

Kent S. Engel                               --                             --
Vice Chairman

Keith J. Gardner                            --                             --
Portfolio Manager

Scott F. Grannis                            --                             --
Director & Economist

Ilene S. Harker                             --                             --
Director of Admin & Controls

James W. Hirschmann III                     --                             --
Director of Marketing

Randolph L. Kohn                            --                             --
Director of Client Services

S. Kenneth Leech                            --                             --
Director & CIO

W. Curtis Livingston                        --                             --
Director & CEO

Raymond A. Mason               Legg Mason, Inc.               Chairman, President & CEO
Non-Employee Director

                               Legg Mason Wood Walker, Inc.   Chairman, President & CEO

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Ronald D. Mass                              --                             --
Portfolio Manager

Edward A. Moody                             --                             --
Director & Sr. Portfolio
  Manager

James V. Nelson                             --                             --
Director of Invest. Research

Elisabeth N. Spector           Legg Mason, Inc.               Senior Vice President
Non-Employee Director

                               Legg Mason Wood Walker, Inc.   Senior Vice President

Edward A. Taber III            Legg Mason, Inc.               Sr. Exec VP & Investment
Non-Employee Director                                           Management

                               Legg Mason Wood Walker, Inc.   Director & Sr. Executive Vice
                                                                President

Jeffrey D. Van Schaick                      --                             --
Director & Sr. Research
  Analyst

Stephen A. Walsh                            --                             --
Director of Portfolio
  Management

    Item 27.  PRINCIPAL UNDERWRITERS:

    (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

    Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:


SEI Daily Income Trust                                    July 15, 1982
SEI Liquid Asset Trust                                    November 29, 1982
SEI Tax Exempt Trust                                      December 3, 1982
SEI Index Funds                                           July 10, 1985
SEI Institutional International Trust                     August 30, 1988
The Advisors' Inner Circle Fund                           November 14, 1991
The Pillar Funds                                          February 28, 1992
CUFUND                                                    May 1, 1992
STI Classic Funds                                         May 29, 1992
First American Funds, Inc.                                November 1, 1992
First American Investment Funds, Inc.                     November 1, 1992
The Arbor Fund                                            January 28, 1993
Boston 1784 Funds-Registered Trademark-                   June 1, 1993
The PBHG Funds, Inc.                                      July 16, 1993
Morgan Grenfell Investment Trust                          January 3, 1994
The Achievement Funds Trust                               December 27, 1994
Bishop Street Funds                                       January 27, 1995
STI Classic Variable Trust                                August 18, 1995
ARK Funds                                                 November 1, 1995

Huntington Funds                                          January 11, 1996
SEI Asset Allocation Trust                                April 1, 1996
TIP Funds                                                 April 28, 1996
SEI Institutional Investments Trust                       June 14, 1996
First American Strategy Funds, Inc.                       October 1, 1996
HighMark Funds                                            February 15, 1997
Armada Funds                                              March 8, 1997
PBHG Insurance Series Fund, Inc.                          April 1, 1997
The Expedition Funds                                      June 9, 1997
Alpha Select Funds                                        January 1, 1998
Oak Associates Funds                                      February 27, 1998
The Nevis Fund, Inc.                                      June 29, 1998
The Parkstone Group of Funds                              September 14, 1998
CNI Charter Funds                                         April 1, 1999
The Parkstone Advantage Fund                              May 1, 1999
Amerindo Funds, Inc.                                      July 13, 1999


    The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

    (b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.


                                       POSITION AND OFFICE              POSITIONS AND OFFICES WITH
          NAME                          WITH UNDERWRITER                        REGISTRANT
-------------------------  -------------------------------------------  --------------------------
Alfred P. West, Jr.        Director, Chairman of the Board of                     --
                             Directors
Carmen V. Romeo            Director                                               --
Mark J. Held               President and Chief Operating Officer                  --
Gilbert L. Beebower        Executive Vice President                               --
Richard B. Lieb            Executive Vice President                               --
Dennis J. McGonigle        Executive Vice President                               --
Robert M. Silvestri        Chief Financial Officer & Treasurer                    --
Leo J. Dolan, Jr.          Senior Vice President                                  --
Carl A. Guarino            Senior Vice President                                  --
Larry Hutchison            Senior Vice President                                  --
Jack May                   Senior Vice President                                  --
Hartland J. McKeown        Senior Vice President                                  --
Barbara J. Moore           Senior Vice President                                  --
Kevin P. Robins            Senior Vice President, General Counsel &     Vice President and
                             Secretary                                    Assistant Secretary
Patrick K. Walsh           Senior Vice President                                  --
Robert Aller               Vice President                                         --
Gordon W. Carpenter        Vice President                                         --
Todd Cipperman             Vice President & Assistant Secretary         Vice President and
                                                                          Assistant Secretary
S. Courtney E. Collier     Vice President & Assistant Secretary                   --
Robert Crudup              Vice President & Managing Director                     --
Barbara Doyne              Vice President                                         --
Jeff Drennen               Vice President                                         --
James R. Foggo             Vice President & Assistant Secretary                   --
Vic Galef                  Vice President & Managing Director                     --
Lydia A. Gavelis           Vice President & Assistant Secretary                   --

                                       POSITION AND OFFICE              POSITIONS AND OFFICES WITH
          NAME                          WITH UNDERWRITER                        REGISTRANT
-------------------------  -------------------------------------------  --------------------------
Greg Gettinger             Vice President & Assistant Secretary                   --
Kathy Heilig               Vice President & Treasurer                             --
Jeff Jacobs                Vice President                                         --
Samuel King                Vice President                                         --
Kim Kirk                   Vice President & Managing Director                     --
John Krzeminski            Vice President & Managing Director                     --
Carolyn McLaurin           Vice President & Managing Director                     --
W. Kelso Morrill           Vice President                                         --
Mark Nagle                 Vice President                                         --
Joanne Nelson              Vice President                                         --
Christina M. McCollogh     Vice President & Assistant Secretary         Vice President & Assistant
                                                                          Secretary
Maria Rinehart             Vice President                                         --
Edward T. Searle           Vice President & Assistant Secretary         Vice President & Assistant
                                                                          Secretary
Steve Smith                Vice President                                         --
Daniel Spavanta            Vice President                                         --
Mark Samuels               Vice President & Managing Director                     --
Lynda J. Striegel          Vice President & Assistant Secretary                   --
Kathryn L. Stanton         Vice President & Assistant Secretary                   --
Lori L. White              Vice President & Assistant Secretary                   --
Wayne M. Withrow           Vice President & Managing Director                     --


    Item 28.  LOCATION OF ACCOUNTS AND RECORDS:

    Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

        (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
    (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:

           First Union National Bank
           Broad and Chestnut Streets
           P.O. Box 7618
           Philadelphia, PA 19101

       (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4);
    (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the
    required books and records are maintained at the offices of Registrant's
    Manager:

           SEI Investments Fund Management
           Oaks, PA 19456

        (c) With respect to Rules 31a-1(b)(5),(6),(9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Advisers:


           Alliance Capital Management L.P.
           1345 Avenue of the Americas
           New York, NY 10105



           Artisan Partners Limited Partnership
           1000 North Water Street, Suite 171
           Milwaukee, WI 53202


           BlackRock, Inc.
           345 Park Avenue--30th Floor
           New York, NY 10154

           Boston Partners Asset Management, L.P.
           One Financial Center, 43rd Floor
           Boston, MA 02111


           Credit Suisse Asset Management
           One Citicorp Center
           153 East 53rd Street
           New York, NY 10022


           Firstar Investment Research & Management Company, LLC
           777 East Wisconsin Avenue
           Suite 800
           Milwaukee, WI 53202


           HighMark Capital Management
           475 Sansome Street
           San Francisco, CA 94104


           LSV Asset Management, L.P.
           181 W. Madison Avenue
           Chicago, IL 60602

           Martingale Asset Management, L.P.
           222 Berkeley Street
           Boston, MA 02116


           Mazama Capital Management, LLC
           One Southwest Columbia,
           Suite 1860
           Portland, OR 97258


           Mellon Equity Associates, LLP
           500 Grant Street
           Suite 3700
           Pittsburgh, PA 15258

           Nicholas-Applegate Capital Management
           600 West Broadway, 29th Floor
           San Diego, CA 92101


           Nomura Corporate Research and Asset Management Inc.
           2 World Financial Center
           Bldg B Floor 25
           New York, NY 10281-118


           Provident Investment Counsel, Inc.
           300 North Lake Avenue
           Pasadena, CA 91101


           RS Investment Management, L.P.
           555 California Street
           Suite 2600
           San Francisco, CA 94104


           Sanford C. Bernstein & Co., Inc.
           767 Fifth Avenue
           New York, NY 10153-0185

           SEI Investments Management Corporation
           Oaks, PA 19456


           Sawgrass Asset Management, LLC
           4337 Pablo Oaks Court
           Jacksonville, FL 32224



           Security Capital Global
           Capital Management
           Group Incorporated
           11 South LaSalle St.
           Chicago, IL 60603



           STI Capital Management, N.A.
           200 South Orange Avenue--SOAB 8th Floor
           Orlando, FL 32802


           TCW Funds Management, Inc.
           865 S. Figuera Street
           Suite 1800
           Los Angeles, CA 90017

           Wall Street Associates
           1200 Prospect Street
           Suite 100
           La Jolla, CA 92037

           Western Asset Management Company
           117 East Colorado Boulevard
           Pasadena, CA 91105

    Item 29.  MANAGEMENT SERVICES:

    None.

    Item 30.  UNDERTAKINGS:

    None

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 32 to Registration Statement No. 33-9504 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 24th day of January, 2000.


                                                       SEI INSTITUTIONAL MANAGED TRUST

                                                       By:            /s/ Edward D. Loughlin
                                                            -----------------------------------------
                                                                        Edward D. Loughlin
                                                               PRESIDENT & CHIEF EXECUTIVE OFFICER

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the date(s) indicated.


                          *
     -------------------------------------------       Trustee                        January 24, 2000
                  William M. Doran

                          *
     -------------------------------------------       Trustee                        January 24, 2000
                  F. Wendell Gooch

                          *
     -------------------------------------------       Trustee                        January 24, 2000
               George J. Sullivan, Jr.

                          *
     -------------------------------------------       Trustee                        January 24, 2000
                   James M. Storey

                          *
     -------------------------------------------       Trustee                        January 24, 2000
                  Robert A. Nesher

               /s/ Edward D. Loughlin
     -------------------------------------------       President & Chief              January 24, 2000
                 Edward D. Loughlin                      Executive Officer

                  /s/ Mark E. Nagle
     -------------------------------------------       Controller & Chief             January 24, 2000
                    Mark E. Nagle                        Financial Officer


*By:                 /s/ Edward D. Loughlin
             --------------------------------------
                       Edward D. Loughlin
                        ATTORNEY IN FACT

                                 EXHIBIT INDEX

                 EXHIBIT
           -------------------
           EX-99.B(a)(1)         Agreement and Declaration of Trust dated October 17, 1986 as originally filed with Registrant's Registration Statement
                                   on Form N-1A (File No. 33-9504) filed with the SEC on
                                   October 17, 1986 is incorporated by reference to
                                   Exhibit 1 filed with the SEC on January 28, 1998.

           EX-99.B(a)(2)         Amendment to the Declaration of Trust dated December 23,
                                   1988 is incorporated by reference to Exhibit 1(a) of
                                   Post-Effective Amendment No. 27 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on December 19, 1997.

           EX-99.B(b)(1)         By-Laws incorporated by reference to Exhibit 2 as filed with
                                   Registrant's Registration Statement on Form N-1A
                                   (File No. 33-9504) filed with the SEC on October 17, 1986.

           EX-99.B(b)(2)         Amended and Restated By-Law are incorporated by reference to
                                   Exhibit 2(a) filed with the SEC on January 28, 1998.

           EX-99.B(c)            Not Applicable.

           EX-99.B(d)(1)         Investment Advisory Agreement between the Trust and SunBank,
                                   N.A. with respect to the Trust's Capital Appreciation
                                   Portfolio filed as Exhibit (5)(b) to Post-Effective
                                   Amendment No. 4 to Registrant's Registration Statement on
                                   Form N-1A (File No. 33-9504) filed with the SEC on
                                   November 25, 1987.

           EX-99.B(d)(2)         Investment Advisory Agreement between the Trust and The Bank of California with respect to the Trust's Equity Income
                                   Portfolio filed as Exhibit (5)(c) to Post-Effective
                                   Amendment No. 4 to Registrant's Registration Statement on
                                   Form N-1A (File No. 33-9504) filed with the SEC on
                                   November 25, 1987.

           EX-99.B(d)(3)         Investment Advisory Agreement between the Trust and Merus
                                   Capital Management, Inc. with respect to the Trust's
                                   Equity Income Portfolio filed as Exhibit (5)(d) to
                                   Post-Effective Amendment No. 4 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on November 25, 1987.

           EX-99.B(d)(4)         Investment Advisory Agreement between the Trust and
                                   Boatmen's Trust Company with respect to the Trust's Bond
                                   Portfolio filed as Exhibit (5)(e) to Post-Effective
                                   Amendment No. 5 to Registrant's Registration Statement on
                                   Form N-1A (File No. 33-9504) filed with the SEC on
                                   November 30, 1988.

           EX-99.B(d)(5)         Investment Advisory Agreement between the Trust and Bank
                                   One, Indianapolis, N.A. with respect to the Trust's
                                   Limited Volatility Bond Portfolio filed as Exhibit (5)(f)
                                   to Post-Effective Amendment No. 6 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on May 4, 1989.

                 EXHIBIT
           -------------------
           EX-99.B(d)(6)         Investment Advisory Agreement between the Trust and
                                   Nicholas-Applegate Capital Management with respect to the
                                   Trust's Mid-Cap Growth Portfolio filed as Exhibit (5)(h)
                                   to Post-Effective Amendment No. 12 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on September 15, 1992.

           EX-99.B(d)(7)         Investment Sub-Advisory Agreement between the SEI
                                   Investments Management Corporation (the "Adviser") and
                                   Investment Advisers, Inc. with respect to the Trust's
                                   Small Cap Growth Portfolio filed as Exhibit (5)(i) of
                                   Post-Effective Amendment No. 25 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on November 30, 1995.

           EX-99.B(d)(8)         Investment Sub-Advisory Agreement between the Adviser and
                                   Nicholas-Applegate Capital Management with respect to the
                                   Trust's Small Cap Growth Portfolio incorporated by
                                   reference to Exhibit (5)(j) of Post-Effective Amendment
                                   No. 25 to Registrant's Registration Statement on
                                   Form N-1A (File No. 33-9504) filed with the SEC on
                                   November 30, 1995.

           EX-99.B(d)(9)         Investment Advisory Agreement between the Adviser and
                                   Pilgrim Baxter & Associates with respect to the Trust's
                                   Small Cap Growth Portfolio filed as Exhibit (5)(k) of
                                   Post-Effective Amendment No. 25 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on November 30, 1995.

           EX-99.B(d)(10)        Investment Advisory Agreement between the Trust and Duff &
                                   Phelps Investment Management Co. with respect to the
                                   Trust's Value Portfolio filed as Exhibit (5)(l) to
                                   Post-Effective Amendment No. 17 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on June 21, 1993.

           EX-99.B(d)(11)        Investment Advisory Agreement between the Trust and E.I.I.
                                   Realty Securities, Inc. with respect to the Trust's Real
                                   Estate Securities Portfolio filed as Exhibit (5)(n) of
                                   Post-Effective Amendment No. 25 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on November 30, 1995.

           EX-99.B(d)(12)        Investment Advisory Agreement between the Trust and Western
                                   Asset Management with respect to the Trust's Intermediate
                                   Bond Portfolio filed as Exhibit (5)(o) to Post-Effective
                                   Amendment No. 21 to Registrant's Registration Statement on
                                   Form N-1A (File No. 33-9504) filed with the SEC on
                                   November 29, 1994.

           EX-99.B(d)(13)        Investment Advisory Agreement between the Trust and Mellon
                                   Equity Associates, LLP with respect to the Trust's Large
                                   Cap Value Portfolio is incorporated by reference to
                                   Exhibit (d)(13) of Post-Effective Amendment No. 31 to
                                   Registrant's Registration Statement on Form N-1A (File
                                   No. 33-9504) filed with the SEC on January 28, 1999.

                 EXHIBIT
           -------------------
           EX-99.B(d)(14)        Investment Sub-Advisory Agreement between the Adviser and
                                   LSV Asset Management with respect to the Trust's Large Cap
                                   Value Portfolio incorporated by reference to
                                   Exhibit (5)(q) of Post-Effective Amendment No. 25 to
                                   Registrant's Registration Statement on Form N-1A
                                   (File No. 33-9504) filed with the SEC on November 30,
                                   1995.

           EX-99.B(d)(15)        Investment Sub-Advisory Agreement between the Adviser and
                                   Alliance Capital Management L.P. with respect to the
                                   Trust's Large Cap Growth Portfolio incorporated by
                                   reference to Exhibit (5)(r) of Post-Effective Amendment
                                   No. 25 to Registrant's Registration Statement on
                                   Form N-1A (File No. 33-9504) filed with the SEC on
                                   November 30, 1995.

           EX-99.B(d)(16)        Investment Sub-Advisory Agreement between the Adviser and
                                   IDS Advisory Group, Inc. with respect to the Trust's Large
                                   Cap Growth Portfolio incorporated by reference to
                                   Exhibit (5)(s) of Post-Effective Amendment No. 25 to
                                   Registrant's Registration Statement on Form N-1A (File
                                   No. 33-9504) filed with the SEC on November 30, 1995.

           EX-99.B(d)(17)        Investment Sub-Advisory Agreement between the Adviser and
                                   1838 Investment Advisors, L.P. with respect to the Trust's
                                   Small Cap Value Portfolio incorporated by reference to
                                   Exhibit (5)(t) of Post-Effective Amendment No. 25 to
                                   Registrant's Registration Statement on Form N-1A (File
                                   No. 33-9504) filed with the SEC on November 30, 1995.

           EX-99.B(d)(18)        Investment Sub-Advisory Agreement between the Adviser and
                                   Martingale Asset Management with respect to the Trust's
                                   Mid-Cap Portfolio incorporated by reference to
                                   Exhibit (5)(u) of Post-Effective Amendment No. 25 to
                                   Registrant's Registration Statement on Form N-1A (File
                                   No. 33-9504) filed with the SEC on November 30, 1995.

           EX-99.B(d)(19)        Form of Investment Sub-Advisory Agreement between the
                                   Adviser and BlackRock Financial Management, Inc. with
                                   respect to the Trust's Core Fixed Income Portfolio is
                                   incorporated by reference to Exhibit (d)(19) of
                                   Post-Effective Amendment No. 29 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on November 25, 1998.

           EX-99.B(d)(20)        Investment Sub-Advisory Agreement between the Adviser and
                                   Firstar Investment Research & Management Company with
                                   respect to the Trust's Core Fixed Income Portfolio
                                   incorporated by reference to Exhibit (5)(x) of
                                   Post-Effective Amendment No. 25 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on November 30, 1995.

           EX-99.B(d)(21)        Investment Sub-Advisory Agreement between the Adviser and
                                   BEA Associates with respect to the Trust's High Yield Bond
                                   Portfolio incorporated by reference to Exhibit (5)(y) of
                                   Post-Effective Amendment No. 25 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on November 30, 1995.

                 EXHIBIT
           -------------------
           EX-99.B(d)(22)        Investment Sub-Advisory Agreement between the Adviser and
                                   Boston Partners Asset Management, L.P. with respect to the
                                   Trust's Small Cap Value Portfolio incorporated by
                                   reference to Exhibit (5)(z) of Post-Effective Amendment
                                   No. 25 to Registrant's Registration Statement on
                                   Form N-1A (File No. 33-9504) filed with the SEC on
                                   November 30, 1995.

           EX-99.B(d)(23)        Investment Sub-Advisory Agreement between the Adviser and
                                   Apodaca-Johnston Capital Management, Inc. with respect to
                                   the Trust's Small Cap Growth Portfolio incorporated by
                                   reference to Exhibit (5)(aa) of Post-Effective Amendment
                                   No. 25 to Registrant's Registration Statement on
                                   Form N-1A (File No. 33-9504) filed with the SEC on
                                   November 30, 1995.

           EX-99.B(d)(24)        Investment Sub-Advisory Agreement between the Adviser and
                                   Wall Street Associates with respect to the Trust's Small
                                   Cap Growth Portfolio incorporated by reference to
                                   Exhibit(5)(bb) of Post-Effective Amendment No. 26 to
                                   Registrant's Registration Statement on Form N-1A (File
                                   No. 33-9504) filed with the SEC on November 30, 1995.

           EX-99.B(d)(25)        Investment Sub-Advisory Agreement between the Adviser and
                                   First of America Corporation dated June 14, 1996 with
                                   respect to the Trust's Small Cap Growth Portfolio is
                                   incorporated by reference to Exhibit 5(y) of
                                   Post-Effective Amendment No. 26 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on January 28, 1997.

           EX-99.B(d)(26)        Investment Sub-Advisory Agreement between the Adviser and
                                   Furman Selz Capital Management LLC with respect to the
                                   Trust's Small Cap Growth Portfolio as previously filed
                                   with Post-Effective Amendment No. 26 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on January 28, 1997.

           EX-99.B(d)(27)        Investment Sub-Advisory Agreement between the Adviser and
                                   Provident Investment Counsel, Inc. with respect to the
                                   Trust's Large Cap Growth Portfolio is incorporated by
                                   reference to Post-Effective Amendment No. 26 to
                                   Registrant's Registration Statement on Form N-1A (File
                                   No. 33-9504) filed with the SEC on January 28, 1997.

           EX-99.B(d)(28)        Investment Sub-Advisory Agreement between the Adviser and
                                   Boatmen's Trust Company dated December 16, 1996 with
                                   respect to the Trust's Bond Portfolio is incorporated by
                                   reference to Exhibit 5(bb) of Post-Effective Amendment
                                   No. 26 to Registrant's Registration Statement on
                                   Form N-1A (File No. 33-9504) filed with the SEC on
                                   January 28, 1997.

           EX-99.B(d)(29)        Investment Advisory Agreement between the Trust and the
                                   Adviser dated December 16, 1994 is incorporated by
                                   reference to Exhibit 5(cc) of Post-Effective Amendment
                                   No. 26 to Registrant's Registration Statement on
                                   Form N-1A (File No. 33-9504) filed with the SEC on
                                   January 28, 1997.

                 EXHIBIT
           -------------------
           EX-99.B(d)(30)        Investment Sub-Advisory Agreement between the Adviser and
                                   Western Asset Management Company dated November 13, 1995
                                   is incorporated by reference to Exhibit 5(dd) of
                                   Post-Effective Amendment No. 28 to Registrant's
                                   Registration Statement on Form N-14 (File No. 33-9504)
                                   filed with the SEC on January 28, 1998.

           EX-99.B(d)(31)        Investment Sub-Advisory Agreement between the Adviser and
                                   Sanford C. Bernstein Co., Inc. dated December 15, 1997 is
                                   incorporated by reference to Exhibit 5(ee) of
                                   Post-Effective Amendment No. 28 to Registrant's
                                   Registration Statement on Form N-14 (File No. 33-9504)
                                   filed with the SEC on January 28, 1998.

           EX-99.B(d)(32)        Investment Sub-Advisory Agreement between the Adviser and
                                   Pacific Alliance Capital Management (formerly, Merus-UCA
                                   Capital Management) dated April 1, 1996 is incorporated by reference to Exhibit 5(ff) of Post-Effective Amendment No.
                                   28 to Registrant's Registration Statement on Form N-14
                                   (File No. 33-9504) filed with the SEC on January 28, 1998.

           EX-99.B(d)(33)        Investment Sub-Advisory Agreement between the Adviser and
                                   STI Capital Management, N.A. (formerly "Sun Bank Capital
                                   Management, N.A.") dated July 10, 1995 is incorporated by
                                   reference to Exhibit 5(gg) of Post-Effective Amendment No.
                                   28 to Registrant's Registration Statement on Form N-14
                                   (File No. 33-9504) filed with the SEC on January 28, 1998.

           EX-99.B(d)(34)        Investment Sub-Advisory Agreement between the Adviser and
                                   TCW Funds Management, Inc., is incorporated by reference
                                   to Exhibit (d)(34) of Post-Effective Amendment No. 29 to
                                   Registrant's Registration Statement on Form N-1A (File
                                   No. 33-9504) filed with the SEC on November 25, 1998.

           EX-99.B(d)(35)        Investment Sub-Advisory Agreement between the Adviser and
                                   Spyglass Asset Management, is incorporated by reference to
                                   Exhibit (d)(35) of Post-Effective Amendment No. 29 to
                                   Registrant's Registration Statement on Form N-1A (File
                                   No. 33-9504) filed with the SEC on November 25, 1998.

           EX-99.B(d)(36)        Investment Sub-Advisory Agreement between the Adviser and
                                   Mellon Equity Associates, LLP, is incorporated by
                                   reference to Exhibit (d)(36) of Post-Effective Amendment
                                   No. 29 to Registrant's Registration Statement on
                                   Form N-1A (File No. 33-9504) filed with the SEC on
                                   November 25, 1998.

           EX-99.B(d)(37)        Investment Sub-Advisory Agreement between the Adviser and
                                   Mazama Capital Management, LLC, filed herewith.

           EX-99.B(d)(38)        Investment Sub-Advisory Agreement between the Adviser and
                                   Nomura Corporate Research and Asset Management Inc., filed herewith.

           EX-99.B(d)(39)        Schedule B to the Sub-Advisory Agreement between the Adviser and Provident Investment cancel as of September 14, 1999
                                   filed herewith.

           EX-99.B(d)(40)        Schedule B to the Sub-Advisory Agreement between the Adviser and Mellon Equity Associates, LLP, as of September 14,
                                   1999 filed herewith.

                 EXHIBIT
           -------------------
           EX-99.B(d)(41)        Schedule B to the Sub-Advisory Agreement between the Adviser and Mellon Equity Associates, LLP, as of September 14,
                                   1999 filed herewith.

           EX-99.B(d)(42)        Schedule B to the Sub-Advisory Agreement between the Adviser and Credit Suisse Asset Management LLC/Americas, as of
                                   December 13, 1999 filed herewith.

           EX-99.B(d)(43)        Schedule B to the Sub-Advisory Agreement between the Adviser and Firstar Investment Research & Management Company, as
                                   of December 13, 1999 filed herewith.

           EX-99.B(d)(44)        Schedule B to the Sub-Advisory Agreement between the Adviser and Western Asset management, as of December 13, 1999
                                   filed herewith.

           EX-99.B(d)(45)        Schedule B to the Sub-Advisory Agreement between the Adviser and Black Rock Financial Management, Inc., as of
                                   December 13, 1999 filed herewith.

           EX-99.B(e)            Distribution Agreement between the Trust and SEI Investments
                                   Distribution Co. as originally filed with Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on October 17, 1986 is incorporated by
                                   reference to Exhibit 6 filed with the SEC on January 28,
                                   1998.

           EX-99.B(f)            Not Applicable.

           EX-99.B(g)(1)         Custodian Agreement between the Trust and CoreStates Bank,
                                   N.A. (formerly Philadelphia National Bank) as originally
                                   filed with Pre-Effective Amendment No. 1 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on January 29, 1987 is incorporated by
                                   reference to Exhibit 8(a) filed with the SEC on
                                   January 28, 1998.

           EX-99.B(g)(2)         Custodian Agreement between the Trust and United States
                                   National Bank of Oregon filed with Pre-Effective Amendment
                                   No. 1 to Registrant's Registration Statement on Form N-1A
                                   (File No. 33-9504) filed with the SEC on January 29, 1987
                                   is incorporated by reference to Exhibit 8(b) of
                                   Post-Effective Amendment No. 28.

           EX-99.B(h)(1)         Management Agreement between the Trust and SEI Investments
                                   Management Corporation as originally filed with
                                   Exhibit (5)(a) to Registrant's Registration Statement on
                                   Form N-1A (File No. 33-9504) filed with the SEC on
                                   October 17, 1986 is incorporated by reference to Exhibit
                                   9(a) filed with the SEC on January 28, 1998.

           EX-99.B(h)(2)         Schedule C to Management Agreement between the Trust and SEI
                                   Investments Management Corporation adding the Mid-Cap
                                   Growth Portfolio as originally filed as Exhibit (5)(j) to
                                   Post-Effective Amendment No. 12 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on September 15, 1992 is incorporated
                                   by reference to Exhibit 9(b) filed with the SEC on
                                   January 28, 1998.

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
                 EXHIBIT
           -------------------
           EX-99.B(h)(3)         Schedule D to Management Agreement between the Trust and SEI
                                   Investments Management Corporation adding the Real Estate
                                   Securities Portfolio filed as Exhibit (5)(m) to
                                   Post-Effective Amendment No. 17 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on June 21, 1993 is incorporated by
                                   reference to Exhibit 9(c) of Post-Effective Amendment No.
                                   28.

           EX-99.B(h)(4)         Consent to Assignment and Assumption between SIMC and SEI
                                   Fund Management dated August 21, 1996 is incorporated by
                                   reference to Exhibit 9(d) of Post-Effective Amendment
                                   No. 26 to Registrant's Registration Statement on
                                   Form N-1A (File No. 33-9504) filed with the SEC on
                                   January 28, 1997.

           EX-99.B(i)            Opinion and Consent of Counsel filed herewith.

           EX-99.B(j)            Consent of Independent Public Accountants filed herewith.

           EX-99.B(k)            Not Applicable.

           EX-99.B(l)            Not Applicable.

           EX-99.B(m)(1)         Distribution Plan pursuant to Rule 12b-1 (Class A) filed
                                   with Registrant's Registration Statement on Form N-1A
                                   (File No. 33-9504) filed with the SEC on October 17, 1986
                                   is incorporated by reference to Exhibit 15(a) of
                                   Post-Effective Amendment No. 28.

           EX-99.B(m)(2)         Distribution Plan pursuant to Rule 12b-1 (Class B) filed
                                   with Post-Effective Amendment No. 17 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on June 21, 1993 is incorporated by
                                   reference to Exhibit 15(b) of Post Effective Amendment No.
                                   28.

           EX-99.B(m)(3)         Distribution Plan pursuant to Rule 12b-1 (ProVantage Class)
                                   filed with Post-Effective Amendment No. 19 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on December 2, 1993 is incorporated by
                                   reference to Exhibit 15(c) of Post-Effective Amendment No.
                                   28.

           EX-99.B(m)(4)         Amended and Restated Distribution Plan is incorporated by
                                   reference to Exhibit 15(d) of Post-Effective Amendment
                                   No. 26 to Registrant's Registration Statement on
                                   Form N-1A (File No. 33-9504) filed with the SEC on
                                   January 28, 1997.

           EX-99.B(m)(5)         Shareholder Service Plan and Agreement with respect to the
                                   Class A shares is incorporated by reference to Exhibit
                                   15(e) of Post-Effective Amendment No. 26 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on January 28, 1997.

           EX-99.B(o)(1)         Rule 18f-3 Multiple Class Plan incorporated by reference to
                                   Exhibit 18(a) of Post-Effective Amendment No. 28 and to
                                   Exhibit (15)(d) to Post-Effective Amendment No. 23 to
                                   Registrant's Registration Statement on Form N-1A
                                   (File No. 33-9504) filed with the SEC on June 19, 1995.

                 EXHIBIT
           -------------------
           EX-99.B(o)(2)         Amendment No. 1 to Rule 18f-3 Plan relating to Class A and
                                   Class D shares is incorporated by reference to Exhibit
                                   18(b) of Post-Effective Amendment No. 26 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on January 28, 1997.

           Ex-99.B(p)            Not applicable.

           EX-99.B(q)            Powers of Attorney for Robert A. Nesher, William M. Doran,
                                   George J. Sullivan, Jr., F. Wendell Gooch, Mark E. Nagle,
                                   James M. Storey, Edward D. Loughlin and Frank E. Morris
                                   filed herewith.